Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Retirement Income 2040 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 100.0%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 454,744 $ 4,615,654
Total Long-Term Investments — 100.0%
(Cost: $ 4,818,454 ) ............................... 4,615,654
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(a) (b)
.................. 39,125 $ 39,125
Total Short-Term Securities — 0 .8%
(Cost: $ 39,125 ) ................................. 39,125
Total Investments — 100 .8%
(Cost: $ 4,857,579 )
(c)
.............................. 4,654,779
Liabilities in Excess of Other Assets — (0.8) % ............ (38,266)
Net Assets — 100.0% .............................. $ 4,616,513
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 101,035 $ — $ (61,910)
(a)
$ — $ — $ 39,125 39,125 $ — $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,588,368 — — — 27,286 4,615,654 454,744 — —
$ — $ 27,286 $ 4,654,779 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Retirement Income 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,615,654 $ — $ — $ 4,615,654
Short-Term Securities
Money Market Funds ...................................... 39,125 — — 39,125
$ 4,654,779 $ — $ — $ 4,654,779

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2025
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.66%, 04/15/34
(a) (b)
........... USD 15,000 $ 15,011,649
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.31%, 02/15/37
(a) (c)
................. EUR 490 529,836
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.36%, 01/25/35
(a)
....... USD 21 25,027
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 04/20/37
(a) (b)
........... 1,000 998,191
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.02%, 10/21/36
(a) (b)
........... 7,000 7,017,499
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.10%, 10/17/34
(a) (b)
................. 3,000 2,999,669
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 6.20%, 07/17/37
(a) (b)
.......... 1,000 1,001,522
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 5.80%, 11/02/30
(a) (b)
........... 10 9,682
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%, 01/19/39 1,900 1,867,892
Series 2019-SFR1, Class H, 6.04%, 01/19/39 2,417 2,399,911
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ...................... 2,000 1,988,362
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,352,797
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ...................... 3,441 3,414,311
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,474,339
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.69%, 07/22/37
(a) (b)
. 700 702,500
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 5.75%, 07/20/34
(a) (b)
. 7,000 7,003,083
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.71%, 04/15/34
(a) (b)
. 1,000 1,001,503
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.64%, 04/20/35
(a) (b)
. 5,000 4,999,649
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.65%, 07/15/37
(a) (b)
........... 10,000 10,010,000
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.40%, 04/20/31
(a) (b)
........... 3,000 3,000,339
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.52%, 07/16/31
(a) (b)
........... 1,750 1,750,357
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.11%,
07/25/30 ...................... 1,000 998,737
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.46%,
07/25/30 ...................... 1,000 1,000,498
Apidos CLO XXXIII, Series 2020-33A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.71%, 10/24/34
(a) (b)
........... 1,300 1,297,094
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
C, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.54%, 04/21/35
(a) (b)
........... USD 1,000 $ 996,033
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.57%,
04/25/35 ...................... 2,000 2,000,036
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.05%,
04/25/35 ...................... 1,500 1,501,493
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.71%, 12/17/29
(a) (b)
................. 10,060 10,051,251
Ares LVIII CLO Ltd., Series 2020-58A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.15%, 01/15/35
(a) (b)
........... 1,000 997,756
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 07/20/30
(a) (b)
........... 1,000 1,000,005
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
8.83%, 07/15/36
(a) (c)
................. EUR 410 448,498
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
6.99%, 04/15/38
(a) (c)
................. 500 544,531
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (c)
................. 770 832,601
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.66%, 07/26/31
(a) (b)
...... USD 825 825,240
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.74%, 10/24/31
(a) (b)
. 831 831,452
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (c) (d)
................ EUR 530 563,215
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (c)
................. 570 615,257
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.74%, 01/15/35
(a) (c)
................. 460 494,021
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.14%,
04/18/35 ...................... USD 5,000 4,985,307
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.49%,
04/18/35 ...................... 7,000 6,982,998
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.67%, 07/20/37 ................. 5,000 5,000,829
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.99%, 07/20/37 ................. 1,000 998,935
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.84%, 04/15/37 ................. 5,000 5,010,014
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.65%,
04/15/37 ...................... 1,000 1,003,611

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.72%, 02/20/36 ................. USD 3,000 $ 2,994,358
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.50%,
10/20/31 ...................... 4,500 4,498,863
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.61%, 01/25/35
(a) (b)
.......... 2,000 1,993,877
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.56%, 04/15/34
(a) (b)
........... 3,000 2,972,464
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.68%, 01/25/35 ................. 266 271,783
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.77%, 09/25/36 ................. 325 316,625
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 1,747 1,638,229
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 1,416 1,351,745
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.57%,
04/25/37 ...................... 3,395 3,222,504
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.65%,
04/25/34
(a)
....................... 1,097 1,090,475
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.65%,
01/20/31
(a) (b)
...................... 447 446,321
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.69%,
07/15/37
(a) (b)
...................... 2,200 2,201,146
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.48%, 01/25/38
(a) (b)
17,000 16,994,562
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.91%,
01/19/38 ...................... 7,500 7,410,422
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.11%,
01/19/38 ...................... 4,000 3,960,000
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.24%,
10/22/37 ...................... 17,000 16,997,023
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.54%,
10/22/37 ...................... 2,000 1,992,716
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.44%), 5.73%, 10/22/30
(a) (b)
.......... 99 99,188
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.78%,
07/20/34 ...................... 11,000 11,011,087
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
07/20/34 ...................... USD 5,000 $ 4,997,006
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.89%, 04/20/37
(a) (b)
........... 1,000 1,001,218
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.48%, 04/20/38
(a) (b)
........... 3,000 3,000,000
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.89%, 05/15/37
(a) (b)
...... 3,000 3,004,876
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.89%, 07/18/34 ................. 9,000 8,970,816
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.14%, 07/18/34 ................. 2,500 2,500,471
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
7.99%, 01/15/37
(a) (c)
................. EUR 215 236,672
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.46%,
07/15/31 ...................... USD 1,500 1,498,807
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.56%,
07/15/30 ...................... 5,000 4,999,370
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.51%,
04/15/35 ...................... 2,000 1,998,042
Canyon CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.46%, 07/15/31
(a) (b)
........... 1,000 1,000,006
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.40%, 04/30/31
(a) (b)
........... 1,000 1,000,411
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.34%, 04/20/37 ................. 5,000 5,002,596
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.58%,
01/15/38 ...................... 5,000 5,005,000
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.68%, 04/25/36
(a)
.. 2,876 2,628,649
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.30%, 07/20/34
(a) (b)
........... 6,500 6,491,562
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.76%, 10/15/34
(a) (b)
........... 2,000 2,000,376
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.66%, 07/17/31
(a) (b)
...... 1,127 1,126,291
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.49%, 01/17/38
(a) (b)
...... 2,700 2,695,337
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.20%, 10/20/34
(a) (b)
...... 2,000 1,998,661
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.40%, 07/25/37
(a) (b)
........... 9,500 9,535,112

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2021-II Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR at 1.71%
Floor + 1.71%), 6.01%, 04/15/34
(a) (b)
...... USD 1,850 $ 1,847,463
CIFC Funding Ltd.
(a)(b)
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
5.30%, 01/17/35 ................. 6,000 5,980,853
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.45%, 01/22/31 ................. 1,000 1,001,035
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.05%,
01/18/38 ...................... 1,000 999,299
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
01/17/38 ...................... 2,000 1,997,334
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 01/15/35 ................. 16,500 16,530,089
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.31%, 01/15/35 ................. 2,200 2,201,255
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.11%,
07/16/37 ...................... 10,000 10,002,559
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.73%,
01/15/40 ...................... 2,500 2,498,861
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.23%,
01/15/40 ...................... 2,000 1,999,449
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
10/15/34 ...................... 600 601,016
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.14%,
07/21/37 ...................... 5,000 5,019,613
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.90%, 08/25/36
(a)
.. 2,905 2,572,447
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.82%, 04/20/37 ................. 5,300 5,310,526
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/20/37 ................. 3,000 2,999,809
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.74%, 04/20/37 ................. 2,500 2,512,505
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
07/20/34 ...................... 14,000 14,013,202
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.55%,
07/20/34 ...................... 5,000 5,003,599
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 111 117,685
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 946 961,263
Contego CLO V DAC, Series 5X, Class DR, (3-
mo. EURIBOR + 3.10%), 5.58%, 10/15/37
(a) (c)
EUR 770 830,918
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.13%, 01/23/38
(a) (c)
................. 970 1,048,100
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a) (c)
................. EUR 680 $ 733,582
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
07/25/37
(a) (b)
...................... USD 1,097 717,413
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
6.26%, 11/15/33
(a) (c)
................. EUR 166 179,296
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 9.37%, 04/15/35
(a) (c)
...... 400 435,513
CVC Cordatus Loan Fund XXX DAC, Series 30X,
Class D, (3-mo. EURIBOR at 4.00% Floor +
4.00%), 6.56%, 05/15/37
(a) (c)
........... 500 541,910
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.62%, 01/15/38
(a) (b)
...... USD 3,000 2,994,033
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.91%, 04/15/37
(a) (b)
...... 5,000 5,002,192
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 3,000 2,987,842
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.60%, 07/18/30
(a) (b)
...... 2,000 1,999,893
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 6.71%,
01/15/34 ...................... 3,500 3,494,392
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 5.81%,
07/15/37 ...................... 2,500 2,505,565
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.61%, 10/25/30
(a) (b)
........... 3,000 3,001,897
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/17/38
(a) (b)
........... 1,000 997,244
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.81%, 04/20/37
(a) (b)
...... 2,500 2,503,750
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.99%, 10/20/37
(a) (b)
.......... 2,000 1,993,226
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.12%, 04/20/38
(a) (b)
........... 1,500 1,499,195
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.56%, 04/20/34
(a) (b)
.......... 3,000 2,999,915
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.90%, 04/25/37
(a) (b)
........... 2,500 2,503,338
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.67%, 10/25/36 ................. 2,887 1,864,586
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.75%, 10/25/36 ................. 1,693 1,108,260
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 12/25/36 ................. 1,916 1,631,686

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.99%, 01/25/36 ................. USD 3,537 $ 3,460,133
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,921,160
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... 6,382 6,214,289
Flatiron CLO 28 Ltd., Series 2024-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.95%, 07/15/36
(a) (b)
........... 2,000 1,998,456
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,746,631
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(a) (b)
........... 10,740 10,645,364
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.75%, 04/15/37
(a) (b)
........... 750 748,310
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 07/20/37
(a) (b)
........... 4,000 3,983,540
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.69%, 10/22/37
(a) (b)
........... 10,000 10,017,634
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.70%, 10/22/37
(a) (b)
........... 7,065 7,077,614
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.04%, 07/20/37
(a) (b)
........... 2,750 2,736,695
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 07/22/37
(a) (b)
........... 1,500 1,493,233
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.91%, 04/22/37
(a) (b)
........... 3,000 3,005,995
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.90%,
04/20/34
(a) (b)
...................... 9,500 9,461,369
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 6.56%,
04/24/31
(a) (b)
...................... 1,000 999,951
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.87%, 01/20/34
(a) (b)
2,500 2,504,989
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.29%, 04/20/37
(a) (b)
2,000 1,996,333
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.70%, 07/25/37
(a) (b)
2,000 2,002,512
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 6.41%, 10/25/37
(a) (b)
3,000 2,981,895
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 6.38%, 12/15/34 .......... GBP 100 113,052
Series B2,  (Sterling Overnight Index Average
+ 2.20%), 6.66%, 03/15/36
(c)
......... 100 106,959
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,623 2,196,733
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.13%,
12/25/35
(a)
..................... USD 1,025 $ 458,812
Series 2006-4, Class 1A1, 4.25%, 03/25/36
(a)
2,408 1,624,051
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.79%,
03/25/36
(a)
..................... 3,276 964,031
Series 2006-18, Class AF6, 6.18%, 11/25/36
(e)
3,176 751,141
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.71%,
11/25/36 ...................... 6,060 2,806,219
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.91%,
08/25/36 ...................... 1,257 1,012,249
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.66%, 07/28/31
(a) (b)
........... 1,000 1,001,286
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.70%, 04/20/34
(a) (b)
........... 1,750 1,748,574
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 01/30/35
(a) (b)
........... 3,500 3,493,796
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.54%, 07/20/36
(a) (b)
........... 1,600 1,601,232
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
6.27%, 07/25/37
(a) (c)
................. EUR 418 453,325
Henley CLO X DAC, Series 10X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 6.49%,
07/20/37
(a) (c)
...................... 242 262,807
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (c) (d)
..................... 1,120 1,182,596
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (c)
................. 680 731,822
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35 ...................... USD 3,125 3,117,642
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.44%,
04/20/35 ...................... 5,000 4,997,394
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.63%,
07/25/36
(a)
....................... 2,975 2,644,418
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.65%, 07/18/30
(a) (b)
................. 8,050 8,050,647
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.20%, 07/20/30
(a) (b)
................. 350 349,049
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.73%, 12/25/37
(a)
............ 5,081 4,911,036
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
08/25/45 ...................... 1,368 1,338,655

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
05/25/36 ...................... USD 19,970 $ 10,487,214
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
07/25/36 ...................... 5,567 2,121,907
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.74%,
08/25/36 ...................... 5,874 2,985,286
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 01/25/36 ................. 1,222 1,119,792
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.10%,
10/15/32 ...................... 6,000 5,980,255
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.50%, 10/15/32 ................. 4,750 4,749,185
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.77%, 08/15/37
(a) (b)
...... 5,000 5,010,799
Marble Point CLO XI Ltd., Series 2017-2A, Class
B, (3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.05%, 12/18/30
(a) (b)
........... 1,500 1,499,928
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.95%, 06/25/36
(a) (b)
1,675 1,550,183
Meacham Park CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.39%, 10/20/37
(a) (b)
........... 4,000 3,984,912
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.88%, 04/15/37
(a) (b)
...... 10,000 10,007,737
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(e)
... 574 117,533
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/33
(a) (b)
...................... 1,700 1,698,576
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.32%,
04/16/33
(a) (b)
...................... 1,000 1,000,146
Neuberger Berman Loan Advisers Euro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 6.54%,
07/15/37
(a) (c)
...................... EUR 293 319,718
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... USD 5,006 4,633,897
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.67%,
10/20/34 ...................... 4,418 4,423,588
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.50%,
10/20/34 ...................... 2,500 2,493,408
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.87%, 01/15/38 ................. 3,500 3,488,166
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.24%,
04/20/37 ...................... 3,000 2,996,353
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.43%,
10/22/37 ...................... USD 4,000 $ 3,990,877
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
254 252,419
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,577 1,197,246
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 267 105,672
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 01/26/38 ................. 3,700 3,698,258
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.72%, 04/26/36 ................. 1,000 998,818
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.40%, 04/10/33 ................. 2,500 2,499,666
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.29%, 07/20/37 ................. 1,000 1,001,158
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/18/37 ................. 8,000 7,992,392
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 10/20/37 ................. 4,500 4,502,155
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
04/16/38
(d)
..................... 2,500 2,500,000
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 6.36%, 07/15/30
(a) (b)
2,250 2,244,409
Octagon Loan Funding Ltd., Series 2014-1A,
Class BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.28%, 11/18/31
(a) (b)
...... 1,500 1,500,319
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.74%, 04/20/37
(a) (b)
...... 1,000 1,003,639
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.20%, 01/18/36
(a) (b)
...... 2,000 2,006,404
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.03%, 01/21/38
(a) (b)
...... 1,500 1,498,176
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.61%, 01/20/38
(a) (b)
...... 2,000 2,001,705
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.94%, 10/20/37
(a) (b)
. 5,000 4,994,874
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.46%, 02/20/38
(a) (b)
...... 3,000 2,994,401
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.09%, 04/20/37
(a) (b)
. 1,750 1,752,593
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/23/37 ................. 2,000 2,009,937
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.69%, 04/23/37 ................. 2,000 2,007,343

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.94%, 07/21/37
(a) (b)
...... USD 3,000 $ 2,997,234
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.19%, 04/23/37 ................. 1,000 1,004,442
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.39%, 07/20/37 ................. 3,265 3,265,029
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A2R, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 6.28%,
11/14/34 ...................... 7,000 6,999,667
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.58%,
11/14/34 ...................... 2,500 2,491,203
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.97%,
11/15/36 ...................... 2,000 2,007,115
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
01/15/35 ...................... 7,000 6,993,676
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
01/15/35 ...................... 5,000 4,980,268
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
10/15/34 ...................... 7,250 7,244,542
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
10/15/34 ...................... 4,850 4,833,281
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35 ...................... 1,000 1,000,202
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.34%,
04/20/35 ...................... 3,500 3,488,058
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ...................... 7,500 7,503,086
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ...................... 1,000 998,223
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.78%, 01/15/38
(a) (c)
. EUR 373 404,299
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2018-1A, Class A2R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 6.15%,
10/20/31 ...................... USD 4,700 4,699,135
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 6.81%,
07/15/34 ...................... 6,000 6,000,350
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 10/25/34
(a) (b)
........... 1,600 1,598,373
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 5.74%, 10/18/34
(a) (b)
........... 6,000 5,995,982
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,262 4,979,524
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,712,076
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 497,036
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ...................... USD 2,000 $ 2,023,926
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.12%, 01/20/37
(a) (b)
........... 1,730 1,731,044
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 07/24/32
(a) (b)
........... 3,000 3,000,799
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.65%, 04/17/36
(a) (b)
........... 1,000 1,000,156
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.30%, 04/23/34
(a) (b)
........... 3,750 3,746,060
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.60%, 10/30/34
(a) (b)
........... 1,375 1,372,690
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.56%, 01/15/35
(a) (b)
........... 3,500 3,494,318
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.20%,
01/20/34 ...................... 7,250 7,243,592
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.60%,
01/20/34 ...................... 1,650 1,649,398
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.25%, 04/15/36
(a) (b)
........... 3,750 3,748,758
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.70%, 04/20/34
(a) (b)
.......... 1,000 1,001,812
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.62%, 06/20/34
(a) (b)
.......... 750 748,692
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 04/20/35
(a) (b)
........... 1,000 1,002,830
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.49%, 01/15/38
(a) (b)
........... 1,250 1,247,087
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.60%, 01/20/35
(a) (b)
...... 3,000 2,994,740
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.85%, 04/25/37
(a) (b)
...... 2,500 2,505,001
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 01/18/34
(a) (b)
........... 1,000 993,903
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.20%, 04/20/34 ................. 3,500 3,491,200
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.35%,
10/20/30 ...................... 2,300 2,298,001
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.30%,
05/20/31 ...................... 1,000 1,000,704
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.71%,
10/20/31 ...................... 1,836 1,836,414

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.35%,
10/20/31 ...................... USD 1,125 $ 1,125,775
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.75%,
10/20/31 ...................... 700 699,095
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.65%,
07/20/34 ...................... 2,000 1,998,195
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 0.00%, 10/25/27
(a) (c)
.......... EUR 970 1,044,928
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.68%, 04/15/36
(a) (b)
................. USD 1,500 1,500,920
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 04/15/37
(a) (b)
........... 7,500 7,515,021
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor +
2.41%), 6.71%, 10/26/34
(a) (b)
........... 5,000 4,977,825
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.93%, 04/15/37
(a) (b)
........... 5,000 5,002,143
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.97%, 10/15/37
(a) (b)
........... 2,000 2,000,022
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 0.00%, 04/15/38
(a) (b)
........... 2,000 2,000,000
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.07%, 01/20/38
(a) (b)
...... 3,250 3,237,926
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.25%,
07/20/34 ...................... 3,000 3,002,590
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.55%,
07/20/34 ...................... 1,000 998,670
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class BR, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 04/17/38
(a) (b)
...... 7,000 6,956,510
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.81%, 07/15/34
(a) (b)
...... 2,250 2,250,257
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.26%, 04/25/34
(a) (b)
...... 3,350 3,324,342
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.20%, 04/25/35
(a) (b)
...... 5,200 5,154,888
Southwick Park CLO LLC, Series 2019-4A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.61%, 07/20/32
(a) (b)
.......... 1,935 1,935,702
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.75%,
10/25/36 ...................... 4,688 3,210,710
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.66%, 01/25/37
(b)
................ 1,278 724,708
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.94%,
04/20/37 ...................... USD 9,000 $ 9,018,015
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.89%,
04/20/37 ...................... 1,000 1,003,538
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.54%,
04/20/36 ...................... 2,000 2,004,918
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 01/23/32
(a) (b)
...... 824 823,541
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.69%, 10/23/34
(a) (b)
...... 2,000 2,000,070
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.31%, 01/29/32
(a) (b)
........... 4,000 4,002,844
TCW CLO Ltd., Series 2021-2A, Class C, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.66%, 07/25/34
(a) (b)
................. 2,500 2,493,421
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 6.36%, 07/16/38
(a) (c)
.......... EUR 500 542,834
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.68%,
01/15/34 ...................... USD 2,000 1,996,942
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.06%,
01/15/34 ...................... 2,000 1,998,102
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.46%, 01/15/34 ................. 1,650 1,644,828
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.71%, 04/15/33
(a) (b)
........... 6,500 6,511,127
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.66%, 07/15/34
(a) (b)
........... 13,450 13,443,567
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,851,727
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 941,193
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
07/23/37 ...................... 7,000 7,011,813
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
07/23/37 ...................... 1,000 998,044
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.31%,
10/25/34 ...................... 1,500 1,495,381
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.78%, 07/23/37
(a) (b)
........... 2,000 2,004,002
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,491 2,000,538
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (c)
................. EUR 1,010 1,093,886

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.45%,
04/18/31 ...................... USD 1,000 $ 999,923
Series 2014-4A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.35%), 6.64%,
07/14/31 ...................... 500 501,499
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.69%,
07/20/37 ...................... 13,500 13,520,889
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.04%,
07/20/37 ...................... 1,000 999,959
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class 1A,
(1-mo. CME Term SOFR at 0.31% Floor +
0.42%), 4.64%, 10/25/36
(a)
............ 10,786 8,107,941
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.65%, 07/18/37
(a) (b)
5,000 5,005,000
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b) (d)
6,000 6,000,000
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.05%, 07/24/36 ................. 10,265 10,280,398
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.30%, 07/24/36 ................. 2,000 1,999,495
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.44%,
04/20/36 ...................... 1,500 1,501,196
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.89%,
04/20/36 ...................... 2,000 2,010,935
Total Asset-Backed Securities — 9 .5%
(Cost: $ 991,253,376 ) .............................. 981,062,197
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE .......................... 27,892 4,911,382
BAE Systems plc ..................... 713,622 14,409,809
Boeing Co. (The)
(f)
.................... 27,502 4,690,466
GE Aerospace ....................... 119,998 24,017,600
Hensoldt AG ........................ 10,685 717,168
L3Harris Technologies, Inc. .............. 64,947 13,594,056
RTX Corp. ......................... 51,987 6,886,198
69,226,679
Air Freight & Logistics — 0.1%
FedEx Corp. ........................ 23,782 5,797,576
Automobile Components — 0.1%
Aptiv plc
(f) (g)
......................... 95,714 5,694,983
Lear Corp. ......................... 28,527 2,516,652
8,211,635
Automobiles — 0.0%
General Motors Co. ................... 68,100 3,202,743
Security
Shares
Shares Value
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ........ 1,753,957 $ 23,937,275
Banco Santander SA .................. 182,589 1,230,086
BNP Paribas SA ..................... 21,738 1,816,848
Citigroup, Inc. ....................... 440,232 31,252,070
Citizens Financial Group, Inc. ............ 485,857 19,905,561
Commerzbank AG .................... 44,022 1,007,443
Erste Group Bank AG .................. 9,967 689,428
First Citizens BancShares, Inc. , Class A ...... 8,530 15,815,644
Hearthside Bank Corp.
(f)
................ 11,259 68,905
ING Groep NV ....................... 86,689 1,698,351
Intesa Sanpaolo SpA .................. 359,374 1,852,095
M&T Bank Corp. ..................... 71,617 12,801,539
Nordea Bank Abp .................... 73,330 937,924
Raiffeisen Bank International AG .......... 14,450 372,802
Sberbank of Russia PJSC
(d) (f)
............. 877,548 104
UniCredit SpA ....................... 36,876 2,069,929
Wells Fargo & Co. .................... 267,614 19,212,009
134,668,013
Beverages — 0.3%
Coca-Cola Co. (The) .................. 366,959 26,281,604
Constellation Brands, Inc. , Class A ......... 9,014 1,654,249
Keurig Dr Pepper, Inc. ................. 101,793 3,483,357
Pernod Ricard SA .................... 23,358 2,307,598
33,726,808
Biotechnology — 0.2%
AbbVie, Inc. ........................ 116,528 24,414,947
Broadline Retail — 0.1%
(f)
Amazon.com, Inc. .................... 26,535 5,048,549
NMG Parent LLC
(d)
.................... 3,714 —
PDD Holdings, Inc. , ADR ................ 47,313 5,599,494
10,648,043
Building Products — 0.3%
Allegion plc ......................... 142,902 18,642,995
Belimo Holding AG (Registered) ........... 520 320,587
Carrier Global Corp. ................... 9,713 615,804
Cie de Saint-Gobain SA ................ 11,847 1,180,161
Geberit AG (Registered) ................ 1,699 1,064,401
Johnson Controls International plc ......... 62,538 5,009,919
Kingspan Group plc ................... 6,778 547,515
Nibe Industrier AB , Class B .............. 81,618 310,435
Rockwool A/S , Class B ................. 1,013 419,897
28,111,714
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The) ....... 7,403 620,890
Carlyle Group, Inc. (The) ................ 117,515 5,122,479
Charles Schwab Corp. (The) ............. 207,814 16,267,680
Deutsche Bank AG (Registered) ........... 58,815 1,401,983
Intercontinental Exchange, Inc. ........... 151,657 26,160,832
Moody's Corp. ....................... 32,819 15,283,480
MSCI, Inc. ......................... 8,661 4,897,795
Raymond James Financial, Inc. ........... 3,860 536,193
State Street Corp. .................... 51,721 4,630,581
74,921,913
Chemicals — 0.5%
Air Liquide SA ....................... 99,930 18,981,226
Air Products & Chemicals, Inc. ............ 19,764 5,828,799
Akzo Nobel NV ...................... 9,778 602,185
Albemarle Corp. ..................... 28,808 2,074,752
Arkema SA ......................... 4,551 348,475
BASF SE .......................... 30,407 1,524,268
Ecolab, Inc. ........................ 1,838 465,970

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Evonik Industries AG .................. 23,605 $ 511,733
International Flavors & Fragrances, Inc. ...... 82,595 6,410,198
Linde plc .......................... 2,573 1,198,092
Linde plc .......................... 6,867 3,210,920
PPG Industries, Inc. ................... 74,567 8,153,901
Sherwin-Williams Co. (The) .............. 12,512 4,369,065
Sika AG (Registered) .................. 6,324 1,540,427
55,220,011
Commercial Services & Supplies — 0.2%
Cintas Corp. ........................ 3,775 775,876
Rentokil Initial plc ..................... 1,270,493 5,765,679
Republic Services, Inc. ................. 41,842 10,132,459
SPIE SA ........................... 18,384 786,529
Waste Management, Inc. ................ 13,949 3,229,333
20,689,876
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 175,250 10,814,677
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA 19,627 1,123,318
Eiffage SA ......................... 10,283 1,197,238
EMCOR Group, Inc. ................... 911 336,733
Ferrovial SE ........................ 40,961 1,832,093
MasTec, Inc.
(f)
....................... 1,928 225,017
Mcdermott International Ltd.
(f)
............. 1,327 21,895
Quanta Services, Inc. .................. 1,908 484,975
Skanska AB , Class B
(f)
................. 42,135 929,964
Vinci SA ........................... 19,330 2,436,743
8,587,976
Construction Materials — 0.0%
Buzzi SpA .......................... 8,381 403,289
Heidelberg Materials AG ................ 5,387 928,598
Holcim AG ......................... 13,449 1,447,290
Wienerberger AG ..................... 9,249 308,316
3,087,493
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 26,880 4,819,584
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp. ................ 6,851 6,479,539
Dollar General Corp. .................. 78,909 6,938,468
Dollar Tree, Inc.
(f)
..................... 92,714 6,960,040
Walmart, Inc. ........................ 348,617 30,605,087
50,983,134
Containers & Packaging — 0.2%
Amcor plc .......................... 485,325 4,707,653
Avery Dennison Corp. .................. 26,588 4,731,866
Sealed Air Corp. ..................... 260,253 7,521,312
16,960,831
Distributors — 0.0%
Genuine Parts Co. .................... 4,727 563,175
LKQ Corp. ......................... 87,169 3,708,169
4,271,344
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 140,690 4,592,121
LondonMetric Property plc ............... 2,564,555 6,089,722
Merlin Properties Socimi SA ............. 346,738 3,698,520
Stoneweg European REIT
(c)
.............. 235,120 381,092
14,761,455
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................. 56,310 $ 2,001,751
Deutsche Telekom AG (Registered) ........ 47,758 1,763,225
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 441,080 4,669,240
Iridium Communications, Inc. ............. 64,525 1,762,823
Koninklijke KPN NV ................... 3,556,075 15,062,322
TELUS Corp. ....................... 959,287 13,758,857
Verizon Communications, Inc. ............ 159,625 7,240,590
Womchi 2028 Escrow
(d) (f)
................ 787,000 8
46,258,816
Electric Utilities — 1.5%
Acciona SA ......................... 5,874 768,805
Alliant Energy Corp. ................... 92,908 5,978,630
American Electric Power Co., Inc. .......... 128,593 14,051,357
CK Infrastructure Holdings Ltd. ............ 346,000 2,071,656
Duke Energy Corp. ................... 69,129 8,431,664
Elia Group SA/NV .................... 59,188 5,133,612
Emera, Inc. ......................... 97,370 4,101,036
Enel SpA .......................... 436,285 3,536,747
Entergy Corp. ....................... 138,709 11,858,232
Evergy, Inc. ......................... 108,056 7,450,461
Exelon Corp. ........................ 250,799 11,556,818
FirstEnergy Corp. .................... 204,342 8,259,504
Kansai Electric Power Co., Inc. (The) ....... 183,100 2,173,036
Kyushu Electric Power Co., Inc. ........... 212,600 1,856,810
NextEra Energy, Inc. .................. 199,415 14,136,529
PG&E Corp. ........................ 1,051,420 18,063,396
Pinnacle West Capital Corp. ............. 57,257 5,453,729
PPL Corp. ......................... 258,199 9,323,566
Southern Co. (The) ................... 82,094 7,548,543
Xcel Energy, Inc. ..................... 131,531 9,311,080
151,065,211
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 3,627 985,927
Emerson Electric Co. .................. 6,742 739,193
GE Vernova, Inc. ..................... 2,931 894,776
Generac Holdings, Inc.
(f)
................ 1,447 183,263
Hubbell, Inc. ........................ 52,807 17,474,364
Legrand SA ........................ 5,447 576,857
Nexans SA ......................... 2,510 246,415
NKT A/S
(f)
.......................... 3,566 242,975
nVent Electric plc ..................... 4,139 216,966
Sensata Technologies Holding plc .......... 151,436 3,675,352
Vertiv Holdings Co. , Class A ............. 5,030 363,166
25,599,254
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 82,678 5,422,850
Jabil, Inc. .......................... 33,832 4,603,520
Keysight Technologies, Inc.
(f)
............. 18,531 2,775,388
12,801,758
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 474,808 20,867,812
Halliburton Co. ...................... 5,814 147,501
Schlumberger NV .................... 66,701 2,788,102
23,803,415
Entertainment — 0.1%
Electronic Arts, Inc. ................... 62,592 9,045,796
Walt Disney Co. (The) ................. 28,490 2,811,963
11,857,759
Financial Services — 0.4%
Aimbridge Topco LLC
(d) (f)
................ 22,562 1,500,401
Fidelity National Information Services, Inc. .... 161,757 12,080,013

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Global Payments, Inc. ................. 46,043 $ 4,508,531
Jack Henry & Associates, Inc. ............ 27,894 5,093,444
Mastercard, Inc. , Class A ................ 18,439 10,106,785
Travelport Technology Ltd.
(d) (f)
............. 246 690,224
Visa, Inc. , Class A .................... 7,938 2,781,951
Voya Financial, Inc. ................... 92,292 6,253,706
43,015,055
Food Products — 0.2%
Kraft Heinz Co. (The) .................. 393,288 11,967,754
Lamb Weston Holdings, Inc. ............. 162,798 8,677,133
20,644,887
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. ................... 116,300 2,631,558
Ground Transportation — 0.5%
Canadian National Railway Co. ........... 92,256 8,977,819
Canadian Pacific Kansas City Ltd. ......... 62,824 4,409,404
CSX Corp. ......................... 319,496 9,402,767
East Japan Railway Co. ................ 181,900 3,585,354
Union Pacific Corp. ................... 101,142 23,893,786
50,269,130
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. ................ 459,633 15,733,237
Edwards Lifesciences Corp.
(f)
............. 46,060 3,338,429
Koninklijke Philips NV
(f)
................. 242,401 6,171,074
Medtronic plc ....................... 126,901 11,403,324
ResMed, Inc. ....................... 13,646 3,054,657
39,700,721
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. ................... 146,092 20,127,095
Cencora, Inc. ....................... 20,023 5,568,196
Centene Corp.
(f)
...................... 58,500 3,551,535
Cigna Group (The) .................... 16,122 5,304,138
CVS Health Corp. .................... 255,909 17,337,835
Elevance Health, Inc. .................. 17,895 7,783,609
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 180,946 )
(f) (h)
.................. 22,379 236,837
HCA Healthcare, Inc. .................. 1,369 473,058
Labcorp Holdings, Inc. ................. 40,907 9,520,695
McKesson Corp. ..................... 8,204 5,521,210
UnitedHealth Group, Inc. ................ 63,174 33,087,383
Universal Health Services, Inc. , Class B ..... 23,607 4,435,755
112,947,346
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 71,803 6,642,495
Assura plc ......................... 11,585,482 6,952,522
Healthcare Realty Trust, Inc. , Class A ....... 239,630 4,049,747
Healthpeak Properties, Inc. .............. 519,450 10,503,279
Welltower, Inc. ....................... 30,547 4,680,106
32,828,149
Hotel & Resort REITs — 0.0%
Japan Hotel REIT Investment Corp. ........ 4,380 2,120,488
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 10,296 4,730,497
New TOPCO
(d) (f) (i)
..................... 12,872 —
Yum! Brands, Inc. .................... 2,419 380,654
5,111,151
Security
Shares
Shares Value
Household Durables — 0.2%
Sony Group Corp. , ADR ................ 133,065 $ 3,378,520
Taylor Wimpey plc .................... 9,140,822 12,842,791
16,221,311
Household Products — 0.1%
Colgate-Palmolive Co. ................. 108,403 10,157,361
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 23,284 289,187
Boralex, Inc. , Class A .................. 82,391 1,655,778
Northland Power, Inc. .................. 120,008 1,640,358
XPLR Infrastructure LP ................. 85,029 807,776
4,393,099
Industrial Conglomerates — 0.1%
Siemens AG (Registered) ............... 27,812 6,423,079
Industrial REITs — 0.4%
EastGroup Properties, Inc. .............. 23,642 4,164,538
Goodman Group ..................... 277,394 4,978,291
Lineage, Inc. ........................ 65,686 3,851,170
Prologis, Inc. ........................ 35,519 3,970,669
Rexford Industrial Realty, Inc. ............ 93,604 3,664,597
Segro plc .......................... 205,676 1,839,532
STAG Industrial, Inc. .................. 265,710 9,597,445
Warehouses De Pauw CVA .............. 208,019 4,931,329
36,997,571
Insurance — 0.8%
American International Group, Inc. ......... 109,131 9,487,849
Assurant, Inc. ....................... 70,158 14,715,641
Brown & Brown, Inc. ................... 42,100 5,237,240
Fidelity National Financial, Inc. , Class A ...... 172,797 11,245,629
Globe Life, Inc. ...................... 38,517 5,073,459
Hartford Insurance Group, Inc. (The) ........ 42,436 5,250,606
Willis Towers Watson plc ................ 25,895 8,751,215
Zurich Insurance Group AG .............. 28,307 19,758,516
79,520,155
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 208,974 32,315,739
Meta Platforms, Inc. , Class A ............. 58,174 33,529,167
65,844,906
IT Services — 0.4%
Accenture plc , Class A ................. 84,372 26,327,439
Cognizant Technology Solutions Corp. , Class A . 141,031 10,788,871
NEXTDC Ltd.
(f)
...................... 343,959 2,463,597
39,579,907
Leisure Products — 0.1%
Hasbro, Inc. ........................ 82,714 5,086,084
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(f)
................. 110,621 835,189
Machinery — 0.7%
Aalberts NV ........................ 12,899 439,803
Alstom SA
(f)
......................... 50,376 1,115,863
Atlas Copco AB , Class A ................ 47,024 751,135
Caterpillar, Inc. ...................... 4,067 1,341,297
CNH Industrial NV .................... 260,698 3,201,371
Cummins, Inc. ....................... 1,861 583,312
Georg Fischer AG (Registered) ........... 11,000 805,078
IMI plc ............................ 43,575 1,071,901
Indutrade AB ........................ 11,521 319,269
Interpump Group SpA .................. 14,499 517,843
KION Group AG ...................... 15,219 638,228
Knorr-Bremse AG .................... 9,683 881,200

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Komatsu Ltd. ....................... 175,900 $ 5,150,902
Konecranes OYJ ..................... 8,775 561,581
Nordson Corp. ....................... 1,915 386,294
Otis Worldwide Corp. .................. 244,182 25,199,582
Parker-Hannifin Corp. .................. 31,470 19,129,040
SMC Corp. ......................... 39,000 13,955,914
76,049,613
Media — 0.3%
Comcast Corp. , Class A ................ 370,964 13,688,571
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 76,408 )
(f) (h)
............ 9,992 759,392
Omnicom Group, Inc. .................. 52,047 4,315,217
Paramount Global , Class B .............. 521,758 6,240,226
WPP plc ........................... 1,356,594 10,308,796
35,312,202
Metals & Mining — 0.1%
Alrosa PJSC
(d) (f)
...................... 607,124 72
ArcelorMittal SA ...................... 26,370 761,739
Aurubis AG
(f)
........................ 3,819 362,311
Freeport-McMoRan, Inc. ................ 10,007 378,865
Novolipetsk Steel PJSC
(d) (f)
.............. 14 —
Southern Copper Corp. ................. 5,131 479,543
Teck Resources Ltd. , Class B ............ 101,241 3,687,889
5,670,419
Multi-Utilities — 0.7%
CMS Energy Corp. .................... 332,952 25,008,025
Dominion Energy, Inc. .................. 147,329 8,260,737
E.ON SE .......................... 65,629 990,653
National Grid plc ..................... 815,085 10,632,156
NiSource, Inc. ....................... 36,129 1,448,411
Public Service Enterprise Group, Inc. ....... 79,636 6,554,043
Sempra ........................... 210,249 15,003,369
67,897,394
Office REITs — 0.1%
BXP, Inc. .......................... 112,081 7,530,722
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.
(f)
............... 6,860 277,418
BP plc ............................ 2,196,553 12,325,858
Cheniere Energy, Inc. .................. 37,184 8,604,378
Coterra Energy, Inc. ................... 13,386 386,855
DT Midstream, Inc. .................... 74,902 7,226,545
Enbridge, Inc. ....................... 141,261 6,251,981
Energy Transfer LP
(f)
.................. 236,163 4,390,270
Enterprise Products Partners LP ........... 127,183 4,342,028
EQT Corp. ......................... 9,999 534,247
Expand Energy Corp. .................. 5,599 623,281
Gibson Energy, Inc. ................... 66,920 1,037,945
Hess Corp. ......................... 93,469 14,929,803
Kinder Morgan, Inc. ................... 192,347 5,487,660
Koninklijke Vopak NV .................. 113,454 4,928,982
Kosmos Energy Ltd.
(f)
.................. 2,324,670 5,300,248
LUKOIL PJSC
(d) (f)
..................... 417,114 49
MPLX LP
(f)
......................... 91,246 4,883,486
Novatek PJSC
(d) (f)
..................... 690 —
ONEOK, Inc. ........................ 12,334 1,223,779
Pembina Pipeline Corp. ................ 140,071 5,602,645
Plains All American Pipeline LP
(f)
.......... 220,018 4,400,360
Plains GP Holdings LP , Class A ........... 144,606 3,088,784
Range Resources Corp. ................ 5,588 223,129
Shell plc ........................... 914,151 33,390,910
South Bow Corp. ..................... 29,759 760,091
Sunoco LP ......................... 16,653 966,873
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ................. 27,516 $ 5,516,133
TC Energy Corp. ..................... 271,159 12,804,980
Western Midstream Partners LP ........... 65,487 2,682,347
Williams Cos., Inc. (The) ................ 381,689 22,809,735
175,000,800
Pharmaceuticals — 0.9%
AstraZeneca plc ..................... 228,868 33,608,085
Bayer AG (Registered) ................. 186,362 4,467,459
Novo Nordisk A/S , Class B .............. 264,232 18,067,745
Sanofi SA .......................... 299,150 33,122,455
89,265,744
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. ........... 927,275 8,289,838
Leidos Holdings, Inc. .................. 84,066 11,343,866
Paychex, Inc. ....................... 33,278 5,134,130
RELX plc .......................... 503,577 25,310,447
Robert Half, Inc. ..................... 34,780 1,897,249
SS&C Technologies Holdings, Inc. ......... 170,888 14,274,275
66,249,805
Real Estate Management & Development — 0.1%
ADLER Group SA
(d) (f)
.................. 664,216 7
CK Asset Holdings Ltd. ................. 457,000 1,849,001
Katitas Co. Ltd. ...................... 74,700 989,632
Tokyu Fudosan Holdings Corp. ............ 144,400 968,859
VGP NV ........................... 22,474 1,953,284
Vonovia SE ......................... 138,155 3,717,796
Wharf Real Estate Investment Co. Ltd. ...... 1,069,000 2,595,667
12,074,246
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 25,585 5,491,052
Invitation Homes, Inc. .................. 8,855 308,597
Mid-America Apartment Communities, Inc. .... 30,722 5,148,393
UNITE Group plc (The) ................. 368,830 3,881,412
14,829,454
Retail REITs — 0.2%
Agree Realty Corp. ................... 38,825 2,996,902
Federal Realty Investment Trust ........... 30,529 2,986,347
Link REIT .......................... 1,042,200 4,883,929
Regency Centers Corp. ................ 68,220 5,031,907
Region RE Ltd.
(i)
..................... 1,463,563 1,905,459
Simon Property Group, Inc. .............. 42,314 7,027,509
24,832,053
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................. 112,264 16,291,752
Broadcom, Inc. ...................... 160,256 26,831,662
Intel Corp. ......................... 120,909 2,745,843
Microchip Technology, Inc. ............... 97,669 4,728,156
Monolithic Power Systems, Inc. ........... 5,571 3,231,069
NVIDIA Corp. ....................... 54,328 5,888,069
QUALCOMM, Inc. .................... 9,332 1,433,488
STMicroelectronics NV, NYRS , ADR ........ 200,360 4,399,906
Taiwan Semiconductor Manufacturing Co. Ltd. . 1,361,000 38,329,830
Texas Instruments, Inc. ................. 154,435 27,751,969
131,631,744
Software — 1.1%
Microsoft Corp. ...................... 198,328 74,450,348
Oracle Corp. ........................ 134,489 18,802,907
Salesforce, Inc. ...................... 73,831 19,813,287
113,066,542

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.8%
American Tower Corp. ................. 24,391 $ 5,307,482
Crown Castle, Inc. .................... 144,690 15,081,039
DigiCo Infrastructure REIT
(f) (i)
............. 396,260 752,168
Digital Realty Trust, Inc. ................ 32,286 4,626,261
EPR Properties ...................... 38,449 2,022,802
Equinix, Inc. ........................ 18,721 15,264,167
Extra Space Storage, Inc. ............... 32,482 4,823,252
Iron Mountain, Inc. .................... 96,918 8,338,825
Keppel DC REIT ..................... 2,326,300 3,705,825
SBA Communications Corp. ............. 64,271 14,140,263
VICI Properties, Inc. ................... 310,128 10,116,375
84,178,459
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 63,793 23,379,497
Tractor Supply Co. .................... 47,885 2,638,463
26,017,960
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 97,009 21,548,609
Hewlett Packard Enterprise Co. ........... 21,798 336,343
HP, Inc. ........................... 212,508 5,884,347
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 23,727 23,368,964
51,138,263
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc .................... 263,948 2,658,710
Capri Holdings Ltd.
(f) (g)
.................. 143,570 2,832,636
LVMH Moet Hennessy Louis Vuitton SE ...... 29,585 18,321,359
NIKE, Inc. , Class B ................... 57,182 3,629,913
Swatch Group AG (The) ................ 34,800 6,001,140
33,443,758
Tobacco — 0.1%
British American Tobacco plc ............. 296,346 12,157,410
Trading Companies & Distributors — 0.0%
AddTech AB , Class B .................. 10,644 311,737
Rexel SA .......................... 29,086 783,895
RS GROUP plc ...................... 108,875 792,677
1,888,309
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
..................... 56,932 13,356,482
Aeroports de Paris SA ................. 12,143 1,236,198
Atlas Arteria Ltd.
(i)
.................... 569,452 1,732,716
Auckland International Airport Ltd. ......... 1,168,626 5,420,692
Flughafen Zurich AG (Registered) .......... 18,372 4,358,380
Fraport AG Frankfurt Airport Services Worldwide
(f)
74,407 4,669,405
Japan Airport Terminal Co. Ltd. ........... 75,700 2,087,034
Transurban Group
(i)
................... 2,469,818 20,802,501
53,663,408
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 116,703 4,613,270
Guangdong Investment Ltd. .............. 2,216,000 1,631,497
United Utilities Group plc ................ 217,655 2,839,956
9,084,723
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(d) (f)
............. 26,804 3
Total Common Stocks — 24 .4%
(Cost: $ 2,271,735,456 ) ............................ 2,519,822,843
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,170 $ 1,188,906
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 315 317,906
6.25% , 03/15/33 ................... 247 249,541
Boeing Co. (The)
2.20% , 02/04/26 ................... 4,363 4,268,765
3.10% , 05/01/26 ................... 937 920,614
6.26% , 05/01/27 ................... 128 131,694
5.15% , 05/01/30 ................... 2,392 2,406,835
3.63% , 02/01/31 ................... 4,055 3,759,645
3.60% , 05/01/34 ................... 3,809 3,278,253
3.90% , 05/01/49 ................... 46 33,154
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 202 199,342
8.75% , 11/15/30 ................... 729 768,584
7.25% , 07/01/31 ................... 555 556,888
7.00% , 06/01/32 ................... 280 278,789
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 122,768
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
1,077 1,050,172
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 1,875 1,902,188
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
.. 700 698,320
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 369 361,155
L3Harris Technologies, Inc.
5.35% , 06/01/34 ................... 95 95,893
4.85% , 04/27/35 ................... 594 573,481
Lockheed Martin Corp.
4.75% , 02/15/34 ................... 263 259,068
4.80% , 08/15/34 ................... 199 196,031
RTX Corp.
5.15% , 02/27/33 ................... 808 815,188
6.10% , 03/15/34 ................... 500 536,179
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 446 475,782
9.75% , 11/15/30 ................... 432 476,861
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 587 595,573
6.38% , 03/01/29 ................... 2,719 2,746,720
6.88% , 12/15/30 ................... 115 117,506
7.13% , 12/01/31 ................... 519 533,967
6.63% , 03/01/32 ................... 2,826 2,862,015
6.00% , 01/15/33 ................... 1,287 1,266,585
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 798 838,923
34,883,291
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 ................... 414 387,742
2.40% , 05/15/31 ................... 238 205,908
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 266,312
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 131,488
991,450
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 488 478,730
4.65% , 09/13/29 ................... 771 759,767
3.25% , 03/01/32 ................... 1,101 959,340
5.15% , 09/13/34 ................... 1,004 949,159
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(a)
..................... 541 529,585
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 2,381 2,381,558
6.75% , 05/15/28 ................... 546 553,691

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75% , 02/15/30 ................... USD 271 $ 273,583
Dana, Inc.
4.25% , 09/01/30 ................... 100 92,292
4.50% , 02/15/32 ................... 153 139,324
Forvia SE
(c)
2.75% , 02/15/27 ................... EUR 1,342 1,404,269
3.75% , 06/15/28 ................... 348 362,537
5.50% , 06/15/31 ................... 588 613,745
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 131,459
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 352 326,510
5.25% , 04/30/31 ................... 15 13,531
5.63% , 04/30/33 ................... 66 58,953
Icahn Enterprises LP
5.25% , 05/15/27 ................... 891 847,084
9.75% , 01/15/29 ................... 235 233,594
4.38% , 02/01/29 ................... 340 283,268
10.00% , 11/15/29
(b)
................. 388 385,283
IHO Verwaltungs GmbH
(c)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a) (j)
.................... EUR 1,164 1,313,698
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29
(j)
...................... 550 608,839
7.00% , 11/15/31 ................... 550 609,503
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 1,400 1,358,123
6.50% , 05/02/31 ................... 1,164 1,242,334
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 800 862,878
5.38% , 04/01/31 ................... 400 430,221
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 748 713,401
ZF Finance GmbH
(c)
5.75% , 08/03/26 ................... EUR 1,200 1,317,292
2.75% , 05/25/27 ................... 300 308,644
2.25% , 05/03/28 ................... 2,200 2,158,816
22,701,011
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................. USD 240 217,002
10.38% , 03/31/29
(c)
................. GBP 1,488 1,789,113
Ford Motor Co.
9.63% , 04/22/30 ................... USD 109 124,521
3.25% , 02/12/32 ................... 180 148,346
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.... 400 379,935
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 2,300 2,587,967
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,500 1,619,309
6,866,193
Banks — 2.9%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
1,100 1,184,368
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (k)
............... 700 761,641
AIB Group plc
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ........................ 587 664,466
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ........................ 3,525 3,716,293
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
......... USD 1,160 1,173,410
Alpha Services & Holdings SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a) (c) (k)
..................... EUR 1,587 1,799,679
Security
Par (000)
Par (000) Value
Banks (continued)
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. USD 2,800 $ 2,833,236
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
....................... EUR 1,200 1,427,316
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 815,416
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 3,200 3,589,916
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 4,189 4,100,408
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a) (c) (k)
........... EUR 1,938 2,205,576
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
......... USD 337 358,168
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a) (c) (k)
.......... EUR 1,800 1,929,309
Banco Espirito Santo SA
(c)(f)(l)
2.63% , 05/08/17 ................... 800 181,658
4.75% , 01/15/18 ................... 1,500 340,610
4.00% , 01/21/25 ................... 5,400 1,226,194
Banco Mercantil del Norte SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... USD 764 737,726
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 708 699,844
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 605,547
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,097,853
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,133,634
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.30%), 9.63% .... USD 2,600 2,986,573
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... 2,800 2,911,678
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 571 603,690
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 614,817
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
.......... 1,018 990,840
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 13,129 12,906,293
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 6,526 6,386,266
(1-day SOFR + 2.04%), 4.95% , 07/22/28 .. 2,867 2,890,027
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,491 3,383,215
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 2,089 1,931,659
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 962 975,260
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 1,348 1,354,089
(1-day SOFR + 1.74%), 5.52% , 10/25/35 .. 3,352 3,288,810
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 33 33,585
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 2,455 2,450,310
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a) (c) (k)
........ EUR 1,884 1,986,851
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ USD 744 768,427
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a) (c) (k)
..................... EUR 3,400 3,858,476

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
..................... USD 347 $ 343,280
Barclays plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c) (k)
... GBP 1,766 2,375,377
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38%
(k)
... USD 1,156 1,041,611
(BPSWS5 + 5.64%), 9.25%
(k)
.......... GBP 1,408 1,925,676
(USISSO05 + 5.78%), 9.63%
(k)
......... USD 2,761 3,028,405
(USISSO05 + 3.69%), 7.63%
(k)
......... 1,008 985,769
(1-day SOFR + 1.59%), 5.79% , 02/25/36 .. 4,538 4,562,776
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(c)
... 1,400 1,442,008
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... 5,011 5,161,360
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 4,400 5,019,395
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 1,724 1,496,363
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (k)
........... EUR 1,905 2,098,705
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,000 1,107,769
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 4,800 5,592,483
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 1,600 1,725,755
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. USD 137 133,136
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (k)
...................... 24 24,969
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(a)
. 6,983 6,998,193
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (k)
...................... 952 973,600
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (k)
...................... 1,556 1,538,613
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (k)
...................... 3,974 3,962,546
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 1,640 1,617,884
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 425 391,363
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 1,508 1,360,546
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
. 281 273,815
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 405 360,663
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 665 577,678
5.88% , 02/22/33 ................... 1,705 1,760,020
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 375 343,015
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 269 263,781
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (k)
...................... 235 243,640
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 3,839 3,875,666
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 2,600 2,909,778
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 2,400 2,821,557
Cooperatieve Rabobank UA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,600 1,709,060
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,264,198
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (k)
........... 2,100 2,187,689
Security
Par (000)
Par (000) Value
Banks (continued)
DNB Bank ASA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a) (c) (k)
..................... USD 2,093 $ 2,127,011
Emirates NBD Bank PJSC, (6-Year USD
Constant Maturity + 1.84%), 6.25%
(a) (c) (k)
... 1,192 1,215,840
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ EUR 1,175 1,249,789
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 2,112 2,203,874
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(a)
................. USD 865 869,359
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 1,322 1,320,640
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
. 1,950 1,937,139
(1-day SOFR + 3.35%), 7.39% , 11/03/28 .. 200 212,557
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
...................... EUR 4,014 4,226,643
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(k)
... USD 2,953 2,610,964
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 3,430 3,440,602
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 4.70%
(k)
... 733 654,562
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.86%), 3.88% .... 1,424 1,305,173
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50%
(c)
... 699 716,475
(USISSO05 + 4.36%), 8.00%
(c)
......... 4,367 4,585,350
(USISSO05 + 4.08%), 7.25%
(c)
......... 2,736 2,770,200
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (k)
..................... EUR 2,941 3,188,035
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a) (c) (k)
..................... 6,078 7,520,869
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (k)
..................... 680 741,740
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
.................... USD 489 438,736
8.51% , 09/20/32
(c)
.................. GBP 1,432 2,081,897
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
.................... USD 362 291,080
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 1,181 1,123,958
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ...................... 784 770,587
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 312 307,841
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 4,932 5,032,606
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 5,449 5,620,418
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 3,986 4,022,078
(1-day SOFR + 0.90%), 5.14% , 01/24/31 .. 1,200 1,218,715
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,827 2,838,301
(1-day SOFR + 1.34%), 4.95% , 10/22/35 .. 2,290 2,241,025
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 905 924,494
KBC Group NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ........................ EUR 4,200 4,946,013
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ........................ 1,400 1,538,638
KeyBank NA
3.90% , 04/13/29 ................... USD 344 330,299
4.90% , 08/08/32 ................... 1,130 1,080,011

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 .. USD 1,014 $ 972,348
(SOFR Index + 2.42%), 6.40% , 03/06/35 .. 5,314 5,613,817
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% ..... GBP 2,396 3,192,514
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.44%), 7.50% ..... 3,631 4,573,086
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.15%), 6.75% .... USD 2,616 2,486,662
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 786 846,752
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. 542 523,770
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 3,065 3,005,954
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
...................... 467 480,235
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 476,103
National Australia Bank Ltd., (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.30%), 5.90%, 01/14/36
(a) (b)
........... 3,121 3,166,999
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,211,520
NatWest Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 2,219 2,789,241
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 289 303,415
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (b) (k)
................ 206 198,577
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 .. 982 1,008,237
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 600 593,556
(SOFR Index + 2.14%), 6.04% , 10/28/33 .. 180 188,975
(1-day SOFR + 1.93%), 5.07% , 01/24/34 .. 250 247,491
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 200 208,215
(1-day SOFR + 2.28%), 6.88% , 10/20/34 .. 178 196,805
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 190 194,473
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 1,952 1,958,432
(1-day SOFR + 1.39%), 5.58% , 01/29/36 .. 277 281,922
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 534 545,096
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 1,740 1,531,346
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 3,921 4,133,934
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13% .... 2,414 2,404,729
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 1,502 1,316,447
Stichting AK Rabobank Certificaten, 6.50%
(c) (e) (k)
EUR 446 543,333
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ....................... USD 330 308,627
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 438,204
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (k)
................ EUR 1,200 1,278,097
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c) (k)
...................... 2,026 2,241,709
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
..................... USD 1,779 1,877,340
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 .. USD 282 $ 282,039
(1-day SOFR + 2.09%), 5.85% , 10/21/33 .. 1,051 1,089,204
(1-day SOFR + 1.60%), 4.84% , 02/01/34 .. 1,319 1,281,680
(1-day SOFR + 2.26%), 5.84% , 06/12/34 .. 445 459,200
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 725 741,169
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a) (c) (k)
..................... GBP 1,607 2,132,928
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... USD 1,019 997,678
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 1,907 1,958,850
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(k)
... 237 245,937
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 3,771 3,834,183
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 975 991,345
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,999 2,034,141
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 117 126,218
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 936 948,731
302,566,059
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 151,399
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 150,434
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 ................... 140 157,586
5.00% , 06/15/34 ................... 304 305,940
5.88% , 06/15/35 ................... 142 152,014
917,373
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,139,226
Amgen, Inc.
4.20% , 03/01/33 ................... 540 511,861
5.25% , 03/02/33 ................... 1,627 1,650,497
Cidron Aida Finco SARL, 6.25%, 04/01/28
(c)
... GBP 455 590,685
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... USD 447 457,480
Grifols SA
(c)
2.25% , 11/15/27 ................... EUR 290 300,877
7.13% , 05/01/30 ................... 2,064 2,307,506
6,958,132
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 .. USD 216 188,762
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 646 586,217
B&M European Value Retail SA
(c)
4.00% , 11/15/28 ................... GBP 300 358,751
6.50% , 11/27/31 ................... 2,639 3,324,857
Match Group Holdings II LLC, 3.63%, 10/01/31
(b)
USD 216 186,153
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 .................. 353 382,431
9.75% , 04/15/29 ................... 598 649,260
5,676,431
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 107 107,466
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
.. 306 303,647
Carrier Global Corp., 5.90%, 03/15/34 ...... 228 239,820
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... 2,989 2,990,325
6.75% , 07/15/31 ................... 649 653,220
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,643,056
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
....... USD 492 436,483
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 214 206,840

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75% , 07/15/28 ................... USD 399 $ 401,100
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 4,065 3,753,016
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 1,501 1,510,531
6.75% , 03/01/33 ................... 438 436,007
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 613 594,771
8.88% , 11/15/31 ................... 971 1,005,991
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
...................... 674 673,800
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 194 187,768
4.38% , 07/15/30 ................... 142 131,032
3.38% , 01/15/31 ................... 396 344,309
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 300,037
15,919,219
Capital Markets — 1.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,143,203
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 81 84,044
6.70% , 07/29/31 ................... 1,365 1,408,333
6.55% , 03/15/32
(b)
.................. 1,250 1,266,549
Ares Capital Corp., 5.80%, 03/08/32 ....... 1,837 1,825,967
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 ................... 4,945 4,945,114
5.60% , 02/15/30 ................... 345 340,046
6.20% , 03/21/32 ................... 1,851 1,840,511
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 1,050 1,031,959
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 1,655 1,594,631
6.25% , 01/25/31
(b)
.................. 162 164,702
6.00% , 11/22/34
(b)
.................. 760 731,128
Blue Owl Capital Corp., 5.95%, 03/15/29 .... 3,471 3,480,003
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 208 218,032
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 309 322,501
6.60% , 09/15/29
(b)
.................. 243 246,925
5.80% , 03/15/30
(b)
.................. 390 382,427
6.65% , 03/15/31 ................... 322 328,405
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 62 62,843
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 2,206 2,101,950
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 363 342,440
Credit Suisse USA LLC, 7.13%, 07/15/32 .... 80 90,174
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (k)
..................... EUR 1,200 1,221,147
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a) (c) (k)
.................... 4,400 5,248,079
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. USD 1,696 1,721,747
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (k)
..................... EUR 2,000 2,179,079
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. USD 637 666,652
5.41% , 05/10/29 ................... 2,576 2,644,541
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (k)
..................... EUR 2,400 2,731,364
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a) (c) (k)
..................... 1,800 1,917,145
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a) (c) (k)
..................... 3,000 3,280,433
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 495 $ 488,157
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 313 305,578
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 5,299 5,597,387
2.60% , 02/07/30 ................... 2,180 1,975,633
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a) (k)
.. 450 455,624
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 3,013 3,108,187
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 3,322 3,367,191
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 402 351,004
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 431 369,148
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 575 496,950
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (k)
...................... 912 892,046
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 1,330 1,293,230
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 2,797 2,836,049
Golub Capital Private Credit Fund, 5.88%,
05/01/30
(b)
...................... 114 112,878
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 204 197,873
8.00% , 06/15/27 ................... 381 394,423
HPS Corporate Lending Fund, 6.75%, 01/30/29
(b)
284 292,547
Intercontinental Exchange, Inc.
1.85% , 09/15/32 ................... 449 364,830
4.60% , 03/15/33 ................... 384 376,414
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
..................... 387 405,383
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 633,992
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 3,668 3,743,918
3.59% , 07/22/28 ................... 1,430 1,394,382
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 250 244,532
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5,644 5,720,507
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ...................... 1,042 1,028,807
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 1,993 2,054,698
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 4,419 4,455,924
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 6,313 6,262,122
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,745 1,773,390
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 227 205,649
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 1,505 1,537,007
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 570 472,581
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ...................... 127 128,188
Nasdaq, Inc., 5.55%, 02/15/34 ........... 292 299,456
Oaktree Specialty Lending Corp., 6.34%,
02/27/30 ....................... 1,300 1,294,778
S&P Global, Inc.
2.50% , 12/01/29 ................... 297 272,517
1.25% , 08/15/30 ................... 160 135,667
Sixth Street Lending Partners, 6.13%, 07/15/30
(b)
1,101 1,108,133
Sixth Street Specialty Lending, Inc., 5.63%,
08/15/30 ....................... 2,484 2,462,818
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (k)
................. 223 228,635
UBS AG, 7.50%, 02/15/28 ............. 674 725,812
UBS Group AG
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.10%), 3.88%
(b) (k)
.. 2,800 2,713,597
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.86%), 5.13%
(c) (k)
.. 2,050 2,019,736

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(b)
..................... USD 804 $ 810,290
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b)
. 2,930 3,039,390
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b) (k)
.. 509 552,794
3.87% , 01/12/29
(b)
.................. 1,000 976,770
(USISSO05 + 3.63%), 6.85%
(b) (k)
........ 2,450 2,435,774
(USISSO05 + 3.08%), 7.00%
(b) (k)
........ 2,405 2,368,519
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c) (k)
.. 3,145 2,693,065
(USISSO05 + 4.16%), 7.75%
(b) (k)
........ 550 572,247
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b) (k)
.. 2,617 2,986,526
(USISSO05 + 3.18%), 7.13%
(b) (k)
........ 1,660 1,632,803
128,227,630
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 162,457
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 282 290,836
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 137,181
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 152 150,903
6.75% , 04/15/33 ................... 204 198,031
6.95% , 11/15/33
(e)
.................. 759 793,209
Chemours Co. (The)
5.38% , 05/15/27 ................... 464 452,638
5.75% , 11/15/28
(b)
.................. 411 379,082
4.63% , 11/15/29
(b)
.................. 85 72,552
8.00% , 01/15/33
(b)
.................. 218 203,848
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 2,666 2,676,505
Eastman Chemical Co.
5.75% , 03/08/33 ................... 15 15,491
5.63% , 02/20/34 ................... 235 237,468
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 923 869,049
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 946,232
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... USD 1,177 1,058,792
Herens Midco SARL, 5.25%, 05/15/29
(c)
..... EUR 333 286,258
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... USD 506 502,946
INEOS Finance plc, 6.38%, 04/15/29
(c)
...... EUR 1,996 2,209,534
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 2,467 2,796,304
6.75% , 04/15/30 ................... 1,376 1,485,232
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 290,653
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 190,407
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 544 539,920
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (j)
............ USD 535 457,494
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. EUR 1,996 2,330,544
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 1,123 904,653
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... USD 268 273,021
Ma'aden Sukuk Ltd.
(b)
5.25% , 02/13/30 ................... 949 959,970
5.50% , 02/13/35 ................... 764 773,550
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 137,901
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 232 225,976
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 498 479,679
Nutrien Ltd., 4.20%, 04/01/29 ........... 132 129,419
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 2,944 3,314,692
Security
Par (000)
Par (000) Value
Chemicals (continued)
9.75% , 11/15/28
(b)
.................. USD 1,061 $ 1,101,546
5.38% , 10/01/29
(c)
.................. EUR 1,172 1,162,945
6.25% , 10/01/29
(b)
.................. USD 200 175,486
7.25% , 06/15/31
(b)
.................. 958 940,469
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 901,694
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.98% , 11/01/26
(a)
................ EUR 584 628,322
9.50% , 07/15/28 ................... 1,482 1,680,527
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 355 311,404
4.38% , 02/01/32 ................... 79 69,413
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 817 766,280
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,660 1,808,420
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... USD 1,755 1,510,365
7.38% , 03/01/31 ................... 484 483,583
38,472,881
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 373 348,190
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 1,961 1,853,861
4.88% , 06/01/28
(c)
.................. GBP 1,433 1,740,013
6.00% , 06/01/29
(b)
.................. USD 1,200 1,102,777
7.88% , 02/15/31
(b)
.................. 2,757 2,792,152
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,266,578
Ambipar Lux SARL, 10.88%, 02/05/33
(b)
..... USD 285 290,914
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 234 216,814
4.75% , 10/15/29 ................... 141 131,604
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 243,482
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR + 2.50%), 4.84%, 05/01/30
(a) (c)
... EUR 1,163 1,258,200
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 173 175,372
6.75% , 06/15/32 ................... 356 360,949
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 64,685
Deluxe Corp., 8.13%, 09/15/29
(b)
......... 133 133,776
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 302 293,951
7.75% , 02/15/28 ................... 610 625,156
6.00% , 06/01/29 ................... 172 161,267
8.25% , 08/01/32 ................... 435 424,533
8.38% , 11/15/32 ................... 1,565 1,538,723
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 100 95,039
3.50% , 09/01/28 ................... 208 196,533
4.75% , 06/15/29 ................... 48 46,192
4.38% , 08/15/29 ................... 550 518,786
6.75% , 01/15/31 ................... 254 261,826
Intrum AB
(c)(f)(l)
3.00% , 09/15/27 ................... EUR 1,608 1,373,597
9.25% , 03/15/28 ................... 766 681,257
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 810 765,264
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 320 320,251
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 300 291,319
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,826,079
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 313 291,125
5.00% , 09/01/30 ................... 153 141,725
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 629 623,025

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................. EUR 849 $ 931,050
Verisure Holding AB
(c)
9.25% , 10/15/27 ................... 1,305 1,476,910
7.13% , 02/01/28 ................... 568 634,956
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 187,412
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 1,117 1,120,769
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 44 44,515
6.63% , 04/15/30 ................... 348 351,720
7.38% , 10/01/31 ................... 255 262,603
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 170 173,085
27,638,035
Communications Equipment — 0.0%
CommScope LLC
(b)
4.75% , 09/01/29 ................... 675 600,109
9.50% , 12/15/31 ................... 561 577,830
Motorola Solutions, Inc.
4.60% , 05/23/29 ................... 739 735,830
2.75% , 05/24/31 ................... 2,521 2,233,285
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 159,114
4,306,168
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 486 455,461
6.88% , 08/15/32 ................... 32 32,442
ASG Finance DAC, 9.75%, 05/15/29
(b)
...... 649 651,122
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,621 1,546,437
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (d) (f) (l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 297,293
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,790,763
Heathrow Finance plc
(c)
3.88% , 03/01/27
(e)
.................. 1,745 2,152,724
6.63% , 03/01/31 ................... 821 1,050,428
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 168 177,040
8,153,710
Consumer Finance — 0.5%
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(k)
....................... 736 684,954
(1-day SOFR + 2.82%), 6.85% , 01/03/30 .. 950 992,313
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 4,418 4,395,651
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... 350 338,674
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................. 1,135 1,134,480
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 176 173,532
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 92 89,960
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 .. 524 544,890
(1-day SOFR + 2.37%), 5.27% , 05/10/33 .. 1,270 1,250,436
(1-day SOFR + 2.86%), 6.38% , 06/08/34 .. 484 505,868
(1-day SOFR + 1.99%), 5.88% , 07/26/35 .. 382 385,677
(1-day SOFR + 2.04%), 6.18% , 01/30/36 .. 890 887,948
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 1,456 1,438,619
7.35% , 11/04/27 ................... 364 377,173
6.80% , 05/12/28 ................... 3,329 3,419,050
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.30% , 09/06/29 ................... USD 3,905 $ 3,785,633
7.35% , 03/06/30 ................... 1,710 1,789,327
7.20% , 06/10/30 ................... 1,045 1,084,883
4.00% , 11/13/30 ................... 1,895 1,696,616
6.05% , 03/05/31 ................... 1,064 1,049,303
3.63% , 06/17/31 ................... 3,279 2,820,316
6.05% , 11/05/31 ................... 1,464 1,434,301
6.53% , 03/19/32 ................... 3,916 3,913,902
6.13% , 03/08/34 ................... 466 447,045
General Motors Financial Co., Inc., 4.90%,
10/06/29 ....................... 3,814 3,751,711
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 101 102,115
8.00% , 02/15/27 ................... 160 163,923
8.00% , 06/15/28 ................... 239 250,617
6.88% , 04/15/29 ................... 377 381,485
5.88% , 03/15/30 ................... 229 226,284
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 296 300,070
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 ................... 110 115,440
6.50% , 03/26/31 ................... 256 266,576
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
.... 710 717,526
Navient Corp., 9.38%, 07/25/30 .......... 140 149,141
OneMain Finance Corp.
6.63% , 01/15/28 ................... 243 244,802
6.63% , 05/15/29 ................... 1,720 1,723,215
5.38% , 11/15/29 ................... 64 60,886
7.88% , 03/15/30 ................... 188 194,857
4.00% , 09/15/30 ................... 119 104,833
7.50% , 05/15/31 ................... 89 90,566
7.13% , 11/15/31 ................... 110 110,654
6.75% , 03/15/32 ................... 327 320,944
SLM Corp.
3.13% , 11/02/26 ................... 510 492,686
6.50% , 01/31/30 ................... 68 69,775
Synchrony Financial, 7.25%, 02/02/33 ...... 3,634 3,740,839
Toyota Motor Credit Corp.
4.55% , 08/09/29 ................... 256 256,054
3.38% , 04/01/30 ................... 180 169,756
48,645,306
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... 198 193,497
4.63% , 01/15/27 ................... 262 258,106
5.88% , 02/15/28 ................... 335 334,837
6.50% , 02/15/28 ................... 187 189,621
3.50% , 03/15/29 ................... 157 144,488
4.88% , 02/15/30 ................... 221 211,134
6.25% , 03/15/33 ................... 252 254,455
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
... GBP 2,314 2,790,914
Bellis Finco plc, 4.00%, 02/16/27
(c)
........ 641 782,504
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,250,376
ELO SACA
(c)
2.88% , 01/29/26 ................... EUR 1,600 1,691,326
3.25% , 07/23/27 ................... 1,200 1,231,385
4.88% , 12/08/28 ................... 400 387,490
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 184,120
Market Bidco Finco plc
(c)
4.75% , 11/04/27 ................... EUR 446 467,213
5.50% , 11/04/27 ................... GBP 1,248 1,539,560
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 199 186,092
6.13% , 09/15/32 ................... 451 448,277
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 231 228,112

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... USD 135 $ 130,114
7.25% , 01/15/32 ................... 148 153,845
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 173 176,649
4.80% , 11/18/44 ................... 116 105,022
13,339,137
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 2,205 2,212,457
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
.................. 598 589,680
2.00% , 09/01/28
(c)
.................. EUR 1,032 1,008,496
3.25% , 09/01/28
(b)
.................. USD 200 179,253
4.00% , 09/01/29
(b)
.................. 1,627 1,385,431
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
.................. EUR 2,654 2,651,657
4.13% , 08/15/26
(b)
.................. USD 972 892,743
Berry Global, Inc., 5.80%, 06/15/31 ........ 4,019 4,175,596
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 460 462,540
6.88% , 01/15/30 ................... 503 506,815
8.75% , 04/15/30 ................... 509 516,200
6.75% , 04/15/32 ................... 835 840,776
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75 % PIK),
06/15/29
(c) (j)
.................... EUR 1,139 1,213,127
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 576,489
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.... EUR 2,559 2,559,518
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
. 1,023 889,084
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 374 294,323
9.50% , 11/01/28 ................... 359 303,527
8.63% , 10/01/31 ................... 360 268,200
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 4,365 4,277,700
9.25% , 04/15/27 ................... 230 216,959
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 928 1,029,787
5.25% , 06/01/29 ................... 866 942,024
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 83 79,893
5.00% , 04/15/29 ................... 119 115,575
6.50% , 07/15/32 ................... 207 209,516
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 239 256,334
Trivium Packaging Finance BV
(b)(e)
5.50% , 08/15/26 ................... 426 419,403
8.50% , 08/15/27 ................... 200 198,973
29,272,076
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 124 113,713
Dealer Tire LLC, 8.00%, 02/01/28 ......... 481 468,733
Gates Corp., 6.88%, 07/01/29 ........... 327 332,665
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 190 172,498
6.50% , 07/15/32 ................... 443 441,941
1,529,550
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 805 799,365
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(b)
...................... 373 353,028
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.86%, 10/30/28
(a) (c)
...... EUR 600 649,338
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86% , 05/17/31
(a)
................ EUR 1,315 $ 1,431,550
7.13% , 05/17/31 ................... 819 937,986
Service Corp. International
3.38% , 08/15/30 ................... USD 11 9,803
4.00% , 05/15/31 ................... 419 379,497
5.75% , 10/15/32 ................... 1,027 1,009,270
Sotheby's
(b)
7.38% , 10/15/27 ................... 794 764,472
5.88% , 06/01/29 ................... 400 351,180
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 767 784,907
7,470,396
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (m)
... 562 556,548
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 11 11,209
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 293 275,769
GLP Capital LP
5.75% , 06/01/28 ................... 67 68,176
4.00% , 01/15/30 ................... 354 334,635
3.25% , 01/15/32 ................... 754 652,630
6.75% , 12/01/33 ................... 362 384,131
5.63% , 09/15/34 ................... 969 952,956
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 443 409,024
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 2,333 2,478,327
VICI Properties LP
4.63% , 12/01/29
(b)
.................. 1,263 1,225,254
4.95% , 02/15/30 ................... 843 835,719
4.13% , 08/15/30
(b)
.................. 4,674 4,399,821
5.13% , 11/15/31 ................... 2,130 2,100,524
5.13% , 05/15/32 ................... 643 629,326
5.63% , 04/01/35 ................... 615 611,521
15,925,570
Diversified Telecommunication Services — 0.5%
Altice Financing SA
(b)
5.00% , 01/15/28 ................... 200 150,065
5.75% , 08/15/29 ................... 400 292,594
Altice France SA
3.38% , 01/15/28
(c)
.................. EUR 1,357 1,168,650
5.50% , 01/15/28
(b)
.................. USD 935 747,033
4.13% , 01/15/29
(c)
.................. EUR 346 298,636
5.13% , 01/15/29
(b)
.................. USD 539 423,441
5.13% , 07/15/29
(b)
.................. 600 470,000
4.25% , 10/15/29
(c)
.................. EUR 353 304,882
5.50% , 10/15/29
(b)
.................. USD 200 158,471
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (f) (l)
1,000 8,267
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (c)
........... GBP 1,726 2,374,526
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. USD 693 670,550
6.38% , 09/01/29
(b)
.................. 553 551,348
4.75% , 03/01/30
(b)
.................. 819 759,574
4.50% , 08/15/30
(b)
.................. 304 276,733
4.25% , 02/01/31
(b)
.................. 213 188,745
7.38% , 03/01/31
(b)
.................. 1,827 1,856,186
4.75% , 02/01/32
(b)
.................. 202 179,355
4.50% , 05/01/32 ................... 41 35,591
4.50% , 06/01/33
(b)
.................. 59 50,318
4.25% , 01/15/34
(b)
.................. 3,400 2,796,500
Cellnex Telecom SA, 0.75%, 11/20/31
(c) (m)
.... EUR 1,600 1,516,565

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Fibercop SpA
Series 2033 , 6.38% , 11/15/33
(b)
......... USD 222 $ 211,058
Series 2034 , 6.00% , 09/30/34
(b)
......... 200 182,154
7.20% , 07/18/36
(b)
.................. 200 192,592
5.25% , 03/17/55 ................... EUR 300 298,487
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. USD 361 360,593
5.00% , 05/01/28
(b)
.................. 538 530,811
5.88% , 11/01/29 ................... 184 184,018
6.00% , 01/15/30
(b)
.................. 264 264,584
8.75% , 05/15/30
(b)
.................. 1,234 1,299,935
8.63% , 03/15/31
(b)
.................. 496 528,324
IHS Holding Ltd., 7.88%, 05/29/30
(b)
....... 589 583,110
Iliad Holding SASU
7.00% , 10/15/28
(b)
.................. 369 373,477
5.38% , 04/15/30
(c)
.................. EUR 1,747 1,897,569
6.88% , 04/15/31
(c)
.................. 2,384 2,713,052
8.50% , 04/15/31
(b)
.................. USD 734 769,791
7.00% , 04/15/32
(b)
.................. 617 617,816
Iliad SA, 5.63%, 02/15/30
(c)
............. EUR 400 454,845
Infrastrutture Wireless Italiane SpA, 1.75%,
04/19/31
(c)
...................... 326 324,746
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(b)
USD 1,031 979,492
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 766 832,371
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. USD 1,395 1,534,927
4.88% , 06/15/29 ................... 627 529,958
11.00% , 11/15/29 .................. 2,478 2,762,007
4.50% , 04/01/30 ................... 350 280,266
10.50% , 05/15/30 .................. 937 1,003,989
3.88% , 10/15/30 ................... 45 33,966
10.75% , 12/15/30 .................. 641 708,086
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,163,080
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 397 373,481
4.13% , 04/15/30 ................... 397 370,971
10.00% , 10/15/32 .................. 231 230,508
RCS & RDS SA, 3.25%, 02/05/28
(c)
........ EUR 1,100 1,153,747
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... USD 516 496,392
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,147 3,359,673
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 88 91,142
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 302 258,902
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
.................. GBP 361 434,029
5.50% , 05/15/29
(b)
.................. USD 400 378,856
4.13% , 08/15/30
(c)
.................. GBP 600 662,745
4.50% , 08/15/30
(b)
.................. USD 258 226,942
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 1,628 1,657,478
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 2,233 2,033,903
6.13% , 03/01/28 ................... 228 189,638
52,811,541
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 778 695,054
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 353 353,229
Baltimore Gas & Electric Co., 5.30%, 06/01/34 . 125 126,650
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 2,092 2,290,112
6.38% , 02/15/32
(b)
.................. USD 236 228,839
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 535 531,160
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 875 937,859
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.75% , 02/28/30
(b)
.................. USD 400 $ 401,760
DTE Electric Co.
5.20% , 03/01/34 ................... 208 209,385
Series A , 6.63% , 06/01/36 ............. 115 127,449
Duke Energy Carolinas LLC
2.55% , 04/15/31 ................... 773 685,479
6.45% , 10/15/32 ................... 244 265,698
4.95% , 01/15/33 ................... 434 434,109
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 217 216,634
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 431 373,415
Duke Energy Progress LLC
3.40% , 04/01/32 ................... 934 849,103
5.70% , 04/01/35 ................... 30 30,784
Edison International, 6.25%, 03/15/30 ...... 840 850,742
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 2,700 2,956,077
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 1,900 2,064,742
(5-Year EUR Swap Annual + 1.84%), 1.70% ,
07/20/80 ...................... 500 537,134
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ...................... 1,600 1,696,572
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (k)
................ 888 947,689
Eversource Energy
2.90% , 03/01/27 ................... USD 1,695 1,641,730
5.95% , 02/01/29 ................... 881 915,000
Exelon Corp., 4.05%, 04/15/30 ........... 135 130,792
FirstEnergy Corp.
4.00% , 05/01/26
(m)
................. 611 618,943
Series B , 3.90% , 07/15/27
(e)
........... 3,905 3,839,687
2.65% , 03/01/30 ................... 2,833 2,551,196
FirstEnergy Transmission LLC, 5.00%, 01/15/35 807 791,034
Florida Power & Light Co.
4.80% , 05/15/33 ................... 144 142,906
4.95% , 06/01/35 ................... 140 138,767
Georgia Power Co.
4.55% , 03/15/30 ................... 2,856 2,852,624
4.70% , 05/15/32 ................... 1,523 1,505,490
5.25% , 03/15/34 ................... 168 169,508
Interstate Power & Light Co.
5.70% , 10/15/33 ................... 136 139,759
4.95% , 09/30/34 ................... 882 860,020
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
...................... 495 489,372
MidAmerican Energy Co.
5.35% , 01/15/34 ................... 143 146,813
5.75% , 11/01/35 ................... 80 84,081
NextEra Energy Capital Holdings, Inc.
2.75% , 11/01/29 ................... 794 732,983
2.44% , 01/15/32 ................... 571 487,812
5.05% , 02/28/33 ................... 74 73,562
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
..................... 239 243,959
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(a)
..................... 295 295,318
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 1,452 1,361,866
5.75% , 07/15/29 ................... 485 475,887
6.00% , 02/01/33 ................... 1,058 1,029,261

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.25% , 11/01/34 ................... USD 1,020 $ 1,004,098
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 797 666,168
5.00% , 06/01/33 ................... 308 303,839
5.65% , 06/01/34 ................... 302 306,442
Series F , 5.85% , 10/01/35 ............. 129 133,205
Pacific Gas & Electric Co.
3.30% , 03/15/27 ................... 1,617 1,570,943
4.55% , 07/01/30 ................... 5,838 5,650,967
2.50% , 02/01/31 ................... 2,526 2,171,364
3.25% , 06/01/31 ................... 999 888,877
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 82,802
PECO Energy Co., 4.90%, 06/15/33 ....... 537 534,846
PG&E Corp.
5.25% , 07/01/30 ................... 523 502,076
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,198 1,177,457
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 578,124
Public Service Electric & Gas Co.
1.90% , 08/15/31 ................... 427 362,487
3.10% , 03/15/32 ................... 179 160,667
4.90% , 12/15/32 ................... 824 830,154
Series Q , 5.05% , 03/01/35 ............ 1,120 1,127,030
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ............ 1,010 870,315
2.75% , 02/01/32 ................... 2,435 2,073,257
5.45% , 03/01/35 ................... 661 654,507
Southern Co. (The)
4.50% , 06/15/27
(b) (m)
................ 207 227,866
5.20% , 06/15/33 ................... 1,624 1,627,810
4.85% , 03/15/35 ................... 1,475 1,427,549
System Energy Resources, Inc., 5.30%, 12/15/34 573 566,461
Tampa Electric Co., 5.15%, 03/01/35 ....... 724 718,426
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (k)
..................... EUR 2,243 2,466,509
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 ................... USD 5,347 5,077,250
7.75% , 10/15/31 ................... 350 366,537
6.88% , 04/15/32 ................... 776 790,912
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,232,644
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 858 843,745
77,523,379
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 472 449,326
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 518 494,153
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 175 176,370
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 536 495,140
3.75% , 02/15/31 ................... 71 61,993
6.63% , 07/15/32 ................... 965 955,256
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 129,542
2,312,454
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 151 151,081
6.25% , 04/01/28 ................... 544 544,417
6.63% , 09/01/32 ................... 617 619,424
Borr IHC Ltd., 10.00%, 11/15/28
(b)
......... 206 194,621
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 210 215,198
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 170 173,968
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. USD 592 $ 603,456
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
.... 52 47,866
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 546 538,519
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 371 370,782
Oceaneering International, Inc., 6.00%, 02/01/28 360 356,188
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 1,138 1,269,139
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 259,989
TGS ASA, 8.50%, 01/15/30
(b)
............ 200 206,609
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
... 230 233,386
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 213 217,201
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 538 535,981
8.25% , 05/15/29 ................... 397 388,057
8.75% , 02/15/30 ................... 250 260,064
8.50% , 05/15/31 ................... 432 419,767
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 603 613,293
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 633 633,727
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 350 365,698
Weatherford International Ltd., 8.63%, 04/30/30
(b)
589 598,056
9,816,487
Entertainment — 0.1%
Banijay Entertainment SAS, 8.13%, 05/01/29
(b)
. 200 205,513
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 122 123,151
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
...................... 648 601,211
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 342 333,394
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 400,570
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 357,431
Pinewood Finco plc
6.00% , 03/27/30
(c)
.................. GBP 2,958 3,766,746
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 135,566
5,923,582
Financial Services — 0.6%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 362,214
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,077,656
Block, Inc.
2.75% , 06/01/26 ................... 102 98,931
3.50% , 06/01/31 ................... 5 4,396
6.50% , 05/15/32
(b)
.................. 1,895 1,914,103
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 993,053
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 946 1,203,776
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 258,307
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.89%, 04/15/38
(a) (c)
......... EUR 300 326,906
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 .................. USD 1,595 1,602,714
Fiserv, Inc.
5.60% , 03/02/33 ................... 400 411,031
5.63% , 08/21/33 ................... 742 763,885
5.45% , 03/15/34 ................... 191 193,623
5.15% , 08/12/34 ................... 174 172,581
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 240 243,729
9.13% , 05/15/31 ................... 326 328,058
8.38% , 04/01/32 ................... 234 228,642

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 ................... EUR 1,011 $ 755,612
7.75% , 11/01/25 ................... GBP 381 337,127
Global Payments, Inc.
2.15% , 01/15/27 ................... USD 130 124,500
3.20% , 08/15/29 ................... 208 194,737
5.30% , 08/15/29 ................... 91 92,396
1.50% , 03/01/31
(m)
................. 333 313,686
2.90% , 11/15/31 ................... 265 232,147
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 289 285,645
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 633 595,112
Jerrold Finco plc, 5.25%, 01/15/27
(c)
....... GBP 1,624 2,072,628
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 ................... USD 470 453,029
5.63% , 01/15/30 ................... 200 181,158
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a) (c) (d)
............... EUR 4,001 4,318,775
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 558 565,699
5.13% , 12/15/30 ................... 395 393,987
5.75% , 11/15/31 ................... 165 164,949
7.13% , 02/01/32 ................... 847 879,835
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 3,852 4,836,299
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,706 3,469,260
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... USD 188 203,849
Nexi SpA, 0.00%, 02/24/28
(c) (m) (n)
.......... EUR 1,500 1,464,351
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... USD 538 535,064
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 443 460,854
7.13% , 11/15/30 ................... 305 309,869
6.88% , 02/15/33 ................... 223 221,606
ProGroup AG
(c)
5.13% , 04/15/29 ................... EUR 668 712,918
5.38% , 04/15/31 ................... 804 845,072
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... USD 733 702,535
3.88% , 03/01/31 ................... 188 168,410
4.00% , 10/15/33 ................... 120 102,936
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 920 927,306
Stena International SA
7.25% , 01/15/31
(b)
.................. 2,837 2,835,689
7.25% , 01/15/31
(c)
.................. 2,038 2,037,058
7.63% , 02/15/31
(b)
.................. 524 532,107
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,101,323), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (d) (h)
........ EUR 4,644 4,968,143
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (n)
..................... USD 3,309 3,189,850
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 ................... GBP 891 899,710
4.00% , 04/18/27 ................... EUR 1,218 979,577
0.88% , 01/31/28 ................... 1,155 910,504
1.25% , 01/31/32 ................... 1,155 902,773
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 930,920
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 498 493,932
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 161,595
WEX, Inc., 6.50%, 03/15/33
(b)
........... 358 354,075
Worldline SA, 0.00%, 07/30/26
(c) (m) (n)
....... EUR 1,534 1,613,896
59,914,785
Security
Par (000)
Par (000) Value
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 $ 99,470
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. 1,321 1,379,752
Chobani LLC
(b)
4.63% , 11/15/28 ................... 968 931,415
7.63% , 07/01/29 ................... 1,269 1,303,824
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... 456 453,236
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 143 147,642
9.63% , 09/15/32 ................... 96 98,653
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a) (c)
........... EUR 1,150 1,243,495
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 277,585
Mars, Inc.
(b)
4.80% , 03/01/30 ................... 1,515 1,523,665
5.00% , 03/01/32 ................... 3,085 3,098,336
5.20% , 03/01/35 ................... 3,017 3,032,106
Post Holdings, Inc.
(b)
4.63% , 04/15/30 ................... 50 46,693
4.50% , 09/15/31 ................... 107 96,909
6.25% , 02/15/32 ................... 115 115,675
6.38% , 03/01/33 ................... 339 333,344
6.25% , 10/15/34 ................... 218 214,635
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 319,830
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 240 260,508
7.25% , 04/15/28 ................... 850 948,976
15,925,749
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
................ USD 229 225,905
Atmos Energy Corp.
1.50% , 01/15/31 ................... 184 154,432
5.90% , 11/15/33 ................... 218 230,706
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 536,500
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 215,775
1,363,318
Ground Transportation — 0.3%
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 ................... EUR 756 790,928
6.13% , 11/30/28 ................... GBP 944 1,158,271
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... EUR 1,209 1,349,779
5.75% , 05/15/30 ................... 1,381 1,527,053
Brightline East LLC, 11.00%, 01/31/30
(b)
..... USD 242 213,167
Canadian National Railway Co., 3.85%, 08/05/32 356 332,481
Clue Opco LLC, 9.50%, 10/15/31
(b)
........ 160 160,047
EC Finance plc, 3.00%, 10/15/26
(c)
........ EUR 799 840,157
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 1,518 2,000,094
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 145 146,004
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 569 568,553
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 139,962
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(a)
................ EUR 1,505 1,630,636
5.00% , 04/30/31 ................... 1,470 1,585,338
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (k)
............... 1,400 1,527,747
Loxam SAS, 6.38%, 05/31/29
(c)
.......... 551 621,118
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (k)
..................... GBP 1,031 1,271,863

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP
(b)
5.35% , 01/12/27 ................... USD 335 $ 338,363
4.20% , 04/01/27 ................... 414 410,053
5.55% , 05/01/28 ................... 265 271,226
5.35% , 03/30/29 ................... 952 970,119
5.25% , 07/01/29 ................... 635 642,764
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 602,139
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.43% , 04/22/30 ................. EUR 3,273 3,581,245
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.78% , 02/24/31
(b) (c)
............... 174 188,184
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. USD 720 707,287
4.30% , 01/15/30 ................... 2,078 2,040,750
4.80% , 09/15/34 ................... 375 364,204
Union Pacific Corp., 2.40%, 02/05/30 ....... 263 239,521
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 147 147,817
26,366,870
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 644 620,681
3.88% , 11/01/29 ................... 71 65,549
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 1,339 1,389,212
Baxter International, Inc.
3.95% , 04/01/30 ................... 355 341,739
2.54% , 02/01/32 ................... 302 259,015
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,702,347
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 271 275,460
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 374 349,590
6.25% , 04/01/29 ................... 806 816,260
5.25% , 10/01/29 ................... 1,481 1,421,128
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 333 350,615
Solventum Corp.
5.45% , 03/13/31 ................... 5,381 5,482,019
5.60% , 03/23/34 ................... 4,002 4,056,687
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 219,592
17,349,894
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 181 180,822
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 604 560,366
Banner Health
2.34% , 01/01/30 ................... 87 78,785
1.90% , 01/01/31 ................... 36 31,015
Centene Corp.
4.63% , 12/15/29 ................... 2,374 2,274,478
3.38% , 02/15/30 ................... 3,595 3,251,307
3.00% , 10/15/30 ................... 25 21,866
2.63% , 08/01/31 ................... 1,761 1,480,150
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 1,422 1,357,898
6.00% , 01/15/29 ................... 533 473,652
5.25% , 05/15/30 ................... 515 424,898
4.75% , 02/15/31 ................... 626 494,838
10.88% , 01/15/32 .................. 948 933,942
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
...................... 208 211,641
CVS Health Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 7.00%, 03/10/55
(a)
............ 1,820 1,834,359
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 187 188,049
Elevance Health, Inc.
4.10% , 05/15/32 ................... 211 200,013
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.38% , 06/15/34 ................... USD 880 $ 891,080
5.20% , 02/15/35 ................... 195 195,630
Encompass Health Corp.
4.75% , 02/01/30 ................... 110 105,828
4.63% , 04/01/31 ................... 147 137,770
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 2,768 3,188,591
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 220,540
HCA, Inc.
5.25% , 03/01/30 ................... 1,305 1,320,483
3.50% , 09/01/30 ................... 3,582 3,321,811
5.45% , 04/01/31 ................... 2,195 2,229,565
5.45% , 09/15/34 ................... 2,459 2,437,649
5.75% , 03/01/35 ................... 2,031 2,049,281
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 519 486,505
Humana, Inc.
4.88% , 04/01/30 ................... 598 594,910
2.15% , 02/03/32 ................... 434 356,374
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 242 255,335
11.00% , 10/15/30 .................. 629 683,791
8.38% , 02/15/32 ................... 517 520,546
10.00% , 06/01/32 .................. 346 330,053
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 ................... 164 156,204
6.25% , 01/15/33 ................... 254 249,984
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 136 118,907
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 378,801
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 117,932
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 788 776,696
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
900 889,995
Sutter Health
Series 2018 , 3.70% , 08/15/28 .......... 544 528,897
Series 20A , 2.29% , 08/15/30 ........... 291 258,232
5.16% , 08/15/33 ................... 152 153,178
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 141 140,348
6.75% , 05/15/31 ................... 954 967,629
UnitedHealth Group, Inc.
5.30% , 02/15/30 ................... 2,545 2,626,889
4.95% , 01/15/32 ................... 1,657 1,668,667
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
279 278,196
42,634,376
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00% , 01/15/30 ................... 337 310,366
5.25% , 12/15/32 ................... 773 776,261
MPT Operating Partnership LP
7.00% , 02/15/32
(b)
.................. EUR 305 335,427
7.00% , 02/15/32
(c)
.................. 1,148 1,262,526
8.50% , 02/15/32
(b)
.................. USD 947 964,703
Ventas Realty LP
5.63% , 07/01/34 ................... 569 579,098
5.00% , 01/15/35 ................... 1,850 1,789,201
Welltower OP LLC
2.75% , 01/15/32 ................... 1,064 926,821
3.85% , 06/15/32 ................... 970 902,683
7,847,086
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 245 246,809
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 127,542
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(m)
.. 15 14,017

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... USD 77 $ 72,845
6.50% , 04/01/32 ................... 1,049 1,047,121
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 54,751
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 1,535 1,619,293
8.88% , 06/15/32 ................... 494 488,870
XHR LP, 6.63%, 05/15/30
(b)
............. 122 119,772
3,791,020
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 121 115,647
4.38% , 01/15/28 ................... 275 264,463
5.63% , 09/15/29 ................... 205 202,936
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
.................. 385 397,232
7.25% , 04/30/30
(c)
.................. EUR 2,488 2,818,062
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%,
07/18/30
(a) (c)
..................... 1,163 1,260,746
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 403 379,413
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 984 997,480
6.50% , 02/15/32 ................... 835 832,293
6.00% , 10/15/32 ................... 204 190,509
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 554 550,120
6.13% , 02/15/33 ................... 1,021 1,006,123
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 608 590,670
5.75% , 04/01/30 ................... 991 969,327
6.75% , 05/01/31 ................... 465 468,663
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,057,180
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 222 204,463
6.75% , 01/15/30 ................... 311 268,890
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 1,061 1,142,097
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 418 419,963
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 46 44,486
4.00% , 05/01/31
(b)
.................. 33 29,885
3.63% , 02/15/32
(b)
.................. 53 46,454
6.13% , 04/01/32
(b)
.................. 275 276,047
5.88% , 03/15/33
(b)
.................. 539 533,684
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
...................... EUR 1,609 1,761,308
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... USD 183 185,506
7.50% , 09/01/31 ................... 411 421,019
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 191 194,634
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 413 410,582
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
337 257,086
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 ................... 339 337,746
5.75% , 07/21/28 ................... 200 192,500
5.38% , 12/04/29 ................... 343 315,556
7.63% , 04/17/32 ................... 643 642,084
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 266 251,249
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 ................... 200 199,500
4.75% , 02/01/27 ................... 200 195,500
MGM Resorts International, 6.13%, 09/15/29 .. 496 491,085
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... USD 406 $ 381,039
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 200 196,551
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 2,085 2,228,415
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... USD 88 92,561
7.75% , 02/15/29 ................... 132 137,573
6.25% , 03/01/30 ................... 161 158,061
6.75% , 02/01/32 ................... 603 595,645
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 419 417,660
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 376 426,135
10.00% , 10/11/28 .................. GBP 1,379 1,882,591
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... USD 270 198,450
5.88% , 09/01/31 ................... 342 226,575
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 184,857
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 ................... 809 794,375
6.25% , 03/15/32 ................... 1,572 1,586,195
6.00% , 02/01/33 ................... 989 988,384
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 384 380,000
10.75% , 11/15/29 .................. 541 544,937
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
359 338,570
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 278 279,071
6.63% , 05/01/32 ................... 105 105,869
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 360 344,813
4.63% , 12/01/31 ................... 148 132,981
6.63% , 03/15/32 ................... 242 240,017
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 9.18% ,
07/31/29
(a)
..................... EUR 924 1,022,210
10.75% , 07/31/29 .................. GBP 2,052 2,736,818
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 622,993
TUI Cruises GmbH
(c)
6.25% , 04/15/29 ................... 1,261 1,412,947
5.00% , 05/15/30 ................... 714 775,908
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... USD 402 406,455
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 325 323,355
7.00% , 02/15/29 ................... 87 87,292
9.13% , 07/15/31 ................... 526 561,837
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 286 281,177
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 266,464
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 ................... 245 243,493
5.63% , 08/26/28 ................... 1,134 1,090,057
5.13% , 12/15/29 ................... 414 384,503
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 502 481,745
7.13% , 02/15/31 ................... 699 723,367
6.25% , 03/15/33 ................... 199 193,813
46,397,947
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 294 266,085
4.63% , 04/01/30 ................... 126 113,930

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... USD 63 $ 61,771
7.50% , 03/15/31
(b)
.................. 67 64,911
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 612 551,806
4.88% , 02/15/30 ................... 206 180,059
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 192 175,200
DR Horton, Inc., 5.50%, 10/15/35 ......... 746 750,007
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 118,855
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 56,638
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 929 993,671
LG Electronics, Inc., 5.63%, 04/24/27
(b)
...... 1,383 1,406,456
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 166 173,002
7.00% , 11/15/32 ................... 273 258,176
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 502 462,079
Meritage Homes Corp., 1.75%, 05/15/28
(b) (m)
.. 444 433,788
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 245 251,307
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 298 276,757
3.88% , 10/15/31 ................... 108 94,825
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 202,187
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 358,306
7,249,816
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 124,553
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 65 57,648
Spectrum Brands, Inc., 3.88%, 03/15/31
(b)
.... 75 63,884
246,085
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 483 492,979
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 860 888,380
AES Corp. (The)
3.95% , 07/15/30
(b)
.................. 268 251,337
2.45% , 01/15/31 ................... 1,325 1,132,652
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
..................... 308 310,806
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
...................... 431 417,778
Colbun SA, 3.15%, 01/19/32
(b)
........... 1,340 1,163,321
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 97,810
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
..................... 197 202,157
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (m)
.. 356 339,446
5,296,666
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 ................... 2,334 2,130,621
5.15% , 03/15/35 ................... 3,143 3,141,983
Honeywell International, Inc.
4.70% , 02/01/30 ................... 1,517 1,525,186
4.95% , 09/01/31 ................... 2,943 2,990,950
9,788,740
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 ................... 260 221,331
5.13% , 01/15/34 ................... 255 255,661
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.00% , 03/15/34 ................... USD 242 $ 240,628
5.00% , 01/31/35 ................... 392 389,112
1,106,732
Insurance — 0.6%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 754 784,727
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 700 734,475
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
.. USD 1,773 1,797,243
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (k)
..................... EUR 1,210 1,303,532
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 1,078 1,040,379
6.75% , 10/15/27 ................... 1,287 1,281,878
6.75% , 04/15/28 ................... 337 338,318
5.88% , 11/01/29 ................... 1,081 1,044,824
7.00% , 01/15/31 ................... 903 905,761
7.38% , 10/01/32 ................... 980 984,304
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 230 231,753
4.88% , 06/30/29 ................... 394 371,427
Aon Corp.
2.60% , 12/02/31 ................... 207 180,183
5.00% , 09/12/32 ................... 525 525,986
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
233 229,638
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 3,927 4,331,190
7.75% , 02/15/31
(b)
.................. USD 1,256 1,279,431
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
1,552 1,579,965
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,223,832
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
.... 382 407,759
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a) (c) (k)
........ EUR 1,585 1,752,422
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
.... GBP 2,900 3,645,557
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
..................... 1,066 1,088,133
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (b) (k)
......... USD 1,180 1,183,712
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 1,800 1,816,625
8.13% , 02/15/32 ................... 778 786,160
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 3,652 3,761,582
7.38% , 01/31/32 ................... 4,167 4,242,769
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 446 468,532
10.50% , 12/15/30 .................. 595 637,131
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a) (c) (k)
GBP 550 604,092
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
................ 1,670 1,978,669
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 ................... USD 204 180,216
5.88% , 08/01/33 ................... 370 391,411
Meiji Yasuda Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.91%), 6.10%, 06/11/55
(a) (b)
.... 800 797,187
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,683,426

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.35%, 03/15/55
(a)
............ USD 655 $ 656,284
Metropolitan Life Global Funding I
(b)
3.05% , 06/17/29 ................... 150 141,219
2.95% , 04/09/30 ................... 717 659,464
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (k)
............... EUR 2,760 2,893,949
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 3,150 3,209,633
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (k)
......... 2,616 2,717,043
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 392 372,974
5.88% , 08/01/32 ................... 360 355,566
SCOR SE, (5-Year EURIBOR ICE Swap Rate +
3.86%), 6.00%
(a) (c) (k)
................ EUR 300 319,177
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. 800 888,009
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 513 523,351
59,330,898
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 747 746,944
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 ................... 563 516,983
9.00% , 08/01/29 ................... 200 193,612
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 855 933,801
Atos SE
(c)(e)
9.00% , 12/18/29 ................... 935 1,085,258
5.00% , 12/18/30 ................... 1,245 1,097,005
1.00% , 12/18/32 ................... 2,104 863,030
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... USD 946 929,161
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 ................... 493 468,156
5.63% , 09/15/28 ................... 311 285,106
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.18% , 05/15/28 ................. EUR 865 936,494
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.06% , 05/15/28 ................. 1,876 2,038,661
Chile Newco, 5.00%, 01/31/32
(b) (c) (d)
........ USD 828 827,546
Engineering - Ingegneria Informatica - SpA
(c)
11.13% , 05/15/28 .................. EUR 1,027 1,171,572
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
8.11% , 02/15/30
(a)
................ 423 459,407
8.63% , 02/15/30 ................... 685 762,911
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 909 916,359
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ....................... 166 163,365
International Business Machines Corp., 5.00%,
02/10/32 ....................... 1,595 1,607,329
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 1,299 1,208,681
Twilio, Inc.
3.63% , 03/15/29 ................... 160 148,351
3.88% , 03/15/31 ................... 139 125,214
United Group BV
(c)
6.75% , 02/15/31 ................... EUR 372 408,277
6.50% , 10/31/31 ................... 815 886,600
WOM Mobile SA, 12.50%, 01/31/31
(b) (c) (d)
..... USD 194 194,115
18,226,994
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................. USD 201 $ 179,881
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 231 210,053
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 ................... 173 160,098
4.98% , 08/10/30 ................... 195 198,901
748,933
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 141 140,252
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 291,640
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 351 364,038
9.50% , 01/01/31 ................... 232 247,670
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 329,661
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 296,261
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 213,520
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 1,060 1,061,968
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 ................... EUR 118 125,680
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 04/15/29
(a)
................ 3,178 3,435,134
Ingersoll Rand, Inc.
5.70% , 08/14/33 ................... USD 616 635,768
5.45% , 06/15/34 ................... 929 942,737
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 146,995
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.03% , 07/15/29
(a) (c)
............... EUR 1,021 1,122,058
Otis Worldwide Corp.
2.57% , 02/15/30 ................... USD 337 305,007
5.13% , 11/19/31 ................... 153 154,753
Terex Corp.
(b)
5.00% , 05/15/29 ................... 197 188,000
6.25% , 10/15/32 ................... 187 181,348
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
.................. EUR 1,820 1,970,717
7.63% , 07/15/28
(b)
.................. USD 977 977,830
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
.................. EUR 1,341 1,440,961
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,515,064
Wabash National Corp., 4.50%, 10/15/28
(b)
... 513 460,920
16,547,982
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,921,242
Media — 0.6%
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
................ 219 207,502
4.00% , 11/15/30
(b)
.................. 553 438,489
Charter Communications Operating LLC
6.10% , 06/01/29 ................... 289 298,407
2.80% , 04/01/31 ................... 9,822 8,480,211
2.30% , 02/01/32 ................... 2,482 2,009,562
6.65% , 02/01/34 ................... 1,807 1,872,999
6.55% , 06/01/34 ................... 3,000 3,086,020
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 600 579,887
7.75% , 04/15/28 ................... 208 178,784
9.00% , 09/15/28 ................... 652 669,646
7.50% , 06/01/29 ................... 1,007 831,638
7.88% , 04/01/30 ................... 1,309 1,283,402
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 404 348,450

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.
2.65% , 02/01/30 ................... USD 562 $ 514,503
3.40% , 04/01/30 ................... 552 522,361
4.25% , 10/15/30 ................... 132 129,543
1.95% , 01/15/31 ................... 685 587,863
1.50% , 02/15/31 ................... 223 186,380
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 415 384,214
5.38% , 02/01/28 ................... 600 511,698
11.25% , 05/15/28 .................. 220 212,687
11.75% , 01/31/29 .................. 1,476 1,431,488
4.13% , 12/01/30 ................... 200 144,827
3.38% , 02/15/31 ................... 400 286,150
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 727 704,496
10.00% , 02/15/31 .................. 717 688,464
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 760 697,639
5.75% , 12/01/28 ................... 1,002 845,034
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 1,944 2,047,181
EchoStar Corp.
10.75% , 11/30/29 .................. 1,845 1,938,886
6.75% , 11/30/30 ................... 2,213 1,957,185
GCI LLC, 4.75%, 10/15/28
(b)
............ 154 141,969
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 183 179,345
10.50% , 07/15/29 .................. 853 888,698
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 30 33,028
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 289 288,466
4.75% , 03/30/30 ................... 367 365,971
2.40% , 03/01/31 ................... 543 474,046
Lamar Media Corp., 4.00%, 02/15/30 ....... 118 109,287
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 560,146
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 561 567,234
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 857 743,576
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 103 101,234
4.25% , 01/15/29 ................... 241 223,497
4.63% , 03/15/30 ................... 361 330,044
7.38% , 02/15/31 ................... 192 199,971
Paramount Global
4.95% , 01/15/31 ................... 244 234,469
4.20% , 05/19/32 ................... 447 400,859
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 371 317,431
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
........... EUR 1,372 1,364,860
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 745 735,154
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 680 658,793
5.00% , 08/01/27 ................... 26 25,403
4.00% , 07/15/28 ................... 191 178,204
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 579,003
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... 2,464 2,240,675
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
........... EUR 1,876 1,653,360
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 1,400 1,358,000
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 612 606,938
8.00% , 08/15/28 ................... 704 706,199
8.50% , 07/31/31 ................... 610 596,055
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 3,334 $ 4,193,114
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,731,180
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
.. EUR 234 224,559
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 174,268
Ziggo BV
2.88% , 01/15/30
(c)
.................. EUR 1,933 1,897,106
4.88% , 01/15/30
(b)
.................. USD 200 183,208
59,340,946
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,464,925
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 772,010
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 579,896
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 240 244,707
11.50% , 10/01/31 .................. 1,202 1,307,091
ATI, Inc.
4.88% , 10/01/29 ................... 296 281,904
7.25% , 08/15/30 ................... 188 193,779
5.13% , 10/01/31 ................... 360 337,117
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,156 1,157,552
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 345,065
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 ................... 234 228,983
7.50% , 09/15/31 ................... 92 89,822
7.38% , 05/01/33 ................... 188 180,392
Constellium SE
5.63% , 06/15/28
(b)
.................. 250 242,454
3.75% , 04/15/29
(b)
.................. 1,043 944,950
5.38% , 08/15/32
(c)
.................. EUR 568 603,838
6.38% , 08/15/32
(b)
.................. USD 338 330,057
CSN Resources SA, 8.88%, 12/05/30
(b)
..... 1,069 1,054,782
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 463 449,735
First Quantum Minerals Ltd.
(b)
9.38% , 03/01/29 ................... 853 897,782
8.00% , 03/01/33 ................... 221 223,763
Freeport-McMoRan, Inc.
4.38% , 08/01/28 ................... 500 493,792
5.40% , 11/14/34 ................... 191 191,032
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 448,719
Glencore Funding LLC
(b)
6.50% , 10/06/33 ................... 1,787 1,913,681
5.63% , 04/04/34 ................... 1,376 1,381,768
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 76 72,189
4.50% , 06/01/31 ................... 1,335 1,181,510
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 411 413,260
6.95% , 10/17/31 ................... 519 515,518
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 347 350,461
Novelis Corp.
(b)
3.25% , 11/15/26 ................... 651 629,348
4.75% , 01/30/30 ................... 312 289,474
3.88% , 08/15/31 ................... 728 632,928
Novelis, Inc., 6.88%, 01/30/30
(b)
.......... 505 512,145
POSCO, 5.75%, 01/17/28
(b)
............. 309 316,404
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 830 838,532
5.00% , 03/14/32 ................... 1,840 1,848,191
5.25% , 03/14/35 ................... 1,675 1,687,865
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............. 784 760,477
Steel Dynamics, Inc., 5.38%, 08/15/34 ...... 3,914 3,924,446
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 593,831

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd.
3.75% , 07/08/30 ................... USD 1,663 $ 1,541,867
6.13% , 06/12/33 ................... 1,674 1,715,013
6.40% , 06/28/54 ................... 575 566,663
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 ................... 298 295,369
9.85% , 04/24/33 ................... 384 383,885
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 1,035 1,017,488
36,446,460
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 188 178,751
7.75% , 12/01/29 ................... 108 111,162
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ....................... 248 254,542
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 368 377,255
6.00% , 04/15/30 ................... 94 91,855
6.50% , 07/01/30 ................... 179 179,091
6.50% , 10/15/30 ................... 270 267,496
1,460,152
Multi-Utilities — 0.1%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (k)
................ EUR 840 921,788
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(e)
...................... USD 2,940 2,956,927
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 ................... 444 426,127
1.65% , 05/15/31 ................... 668 558,178
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 484 484,876
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 333 338,098
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 1,545 1,523,368
Consumers Energy Co.
4.60% , 05/30/29 ................... 751 752,553
4.70% , 01/15/30 ................... 258 259,141
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 290 304,806
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 668 663,308
NiSource, Inc.
5.25% , 03/30/28 ................... 500 508,723
5.40% , 06/30/33 ................... 660 662,928
5.35% , 04/01/34 ................... 462 463,498
San Diego Gas & Electric Co.
4.95% , 08/15/28 ................... 150 152,078
Series VVV , 1.70% , 10/01/30 ........... 186 158,217
Sempra
3.40% , 02/01/28 ................... 137 132,376
3.70% , 04/01/29 ................... 1,058 1,015,456
12,282,446
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 418,047
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 301,956
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... USD 179 $ 219,275
5.88% , 06/30/29 ................... 435 424,486
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 520,166
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 246 251,407
7.25% , 07/15/32 ................... 198 204,832
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 107 108,769
6.75% , 02/01/30
(b)
.................. 98 99,265
5.85% , 11/15/43 ................... 249 220,149
5.60% , 10/15/44 ................... 194 166,289
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 862 869,085
3.70% , 11/15/29 ................... 547 522,336
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 2,528 2,370,821
5.95% , 06/30/33 ................... 302 310,163
5.75% , 08/15/34 ................... 1,051 1,065,879
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 1,830 1,851,200
Chevron Corp., 2.24%, 05/11/30 .......... 376 337,636
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 195 193,978
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 480,336
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 254 262,125
8.63% , 11/01/30 ................... 507 523,057
8.75% , 07/01/31 ................... 408 418,993
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 395,664
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 130,159
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 818 799,090
5.88% , 01/15/30 ................... 245 231,379
ConocoPhillips Co., 5.00%, 01/15/35 ....... 417 412,819
Coterra Energy, Inc.
4.38% , 03/15/29 ................... 227 223,706
5.40% , 02/15/35 ................... 3,940 3,877,569
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 923 885,485
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 493 487,610
7.38% , 01/15/33 ................... 657 633,492
DCP Midstream Operating LP
8.13% , 08/16/30 ................... 635 727,962
3.25% , 02/15/32 ................... 3,474 3,036,532
Devon Energy Corp., 5.20%, 09/15/34 ...... 362 349,168
Diamondback Energy, Inc.
5.40% , 04/18/34 ................... 4,305 4,297,844
5.55% , 04/01/35 ................... 1,895 1,902,440
DT Midstream, Inc.
(b)
4.13% , 06/15/29 ................... 460 432,922
4.38% , 06/15/31 ................... 146 134,292
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 2,919 3,012,900
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................... 1,859 1,633,210
4.39% , 11/30/46 ................... 1,166 923,495
Enbridge, Inc.
2.50% , 08/01/33 ................... 360 294,533
5.63% , 04/05/34 ................... 859 872,611
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 174 175,580
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 273 280,273

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. USD 191 $ 202,961
Energy Transfer LP
6.10% , 12/01/28 ................... 1,805 1,884,474
3.75% , 05/15/30 ................... 335 316,743
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (k)
...................... 939 950,148
6.40% , 12/01/30 ................... 2,553 2,720,734
6.55% , 12/01/33 ................... 3,280 3,507,009
5.60% , 09/01/34 ................... 3,308 3,313,724
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 708 745,062
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 332 337,123
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (k)
..................... EUR 1,525 1,632,493
Enterprise Products Operating LLC
(a)
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77 ................. USD 157 154,578
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78 ...................... 99 96,838
EQT Corp.
3.13% , 05/15/26
(b)
.................. 785 771,098
4.50% , 01/15/29
(b)
.................. 49 47,456
5.00% , 01/15/29 ................... 165 166,082
6.38% , 04/01/29
(b)
.................. 115 117,659
7.50% , 06/01/30
(b)
.................. 205 221,284
3.63% , 05/15/31
(b)
.................. 1,323 1,208,459
5.75% , 02/01/34 ................... 3,256 3,319,512
Expand Energy Corp.
5.38% , 02/01/29 ................... 4,954 4,933,324
5.88% , 02/01/29
(b)
.................. 875 873,453
6.75% , 04/15/29
(b)
.................. 672 680,432
5.38% , 03/15/30 ................... 6,967 6,916,058
4.75% , 02/01/32 ................... 1,449 1,370,526
5.70% , 01/15/35 ................... 2,631 2,640,424
Exxon Mobil Corp., 3.48%, 03/19/30 ....... 321 308,199
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 625 511,061
Genesis Energy LP
7.75% , 02/01/28 ................... 239 241,377
8.25% , 01/15/29 ................... 285 294,245
8.88% , 04/15/30 ................... 33 34,272
7.88% , 05/15/32 ................... 640 644,547
8.00% , 05/15/33 ................... 229 230,782
GNL Quintero SA, 4.63%, 07/31/29
(c)
....... 424 418,596
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 199,621
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 127,431
Hess Corp.
4.30% , 04/01/27 ................... 1,326 1,319,350
7.30% , 08/15/31 ................... 500 565,872
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 282 287,607
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 143 142,865
5.75% , 02/01/29 ................... 384 371,004
8.38% , 11/01/33 ................... 307 314,606
6.88% , 05/15/34 ................... 653 614,134
7.25% , 02/15/35 ................... 149 142,295
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 291 303,421
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38% , 07/15/32 ................... USD 255 $ 261,254
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 738 680,828
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
...................... 466 392,605
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
572 571,668
Kinder Morgan, Inc.
5.10% , 08/01/29 ................... 449 453,699
5.20% , 06/01/33 ................... 445 440,985
5.40% , 02/01/34 ................... 1,805 1,803,071
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 116 117,845
5.88% , 06/15/30 ................... 62 61,354
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 154,714
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 359 363,538
6.50% , 04/15/32 ................... 597 591,646
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 399,058
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
...................... 102 99,458
Murphy Oil Corp., 5.88%, 12/01/42
(e)
....... 58 49,823
NFE Financing LLC, 12.00%, 11/15/29
(b)
..... 580 488,583
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 305 307,131
8.38% , 02/15/32 ................... 1,235 1,237,648
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 196 196,505
3.63% , 04/15/29
(m)
................. 251 264,504
8.75% , 06/15/31 ................... 431 439,601
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 191,772
ONEOK, Inc.
6.05% , 09/01/33 ................... 784 816,295
5.05% , 11/01/34 ................... 1,729 1,669,124
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ EUR 1,086 1,086,000
ORLEN SA, 6.00%, 01/30/35
(b)
........... USD 563 575,667
Parkland Corp., 6.63%, 08/15/32
(b)
........ 261 260,851
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 225,952
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 384 391,256
7.00% , 01/15/32 ................... 293 299,621
6.25% , 02/01/33 ................... 517 514,955
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,187,035
Pioneer Natural Resources Co.
1.90% , 08/15/30 ................... 1,755 1,525,379
2.15% , 01/15/31 ................... 344 299,706
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 619,520
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 305,367
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 839 847,810
6.95% , 03/05/54 ................... 341 332,519
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 155,129
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 139 140,198
5.00% , 03/15/27 ................... 142 142,644
4.50% , 05/15/30 ................... 462 453,504
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 991 927,732
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 441 453,927
SM Energy Co.
6.50% , 07/15/28 ................... 298 295,958
7.00% , 08/01/32
(b)
.................. 138 135,435
Sunoco LP, 6.25%, 07/01/33
(b)
........... 329 329,344

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... USD 283 $ 275,439
7.38% , 02/15/29 ................... 317 318,579
6.00% , 12/31/30 ................... 195 184,995
6.00% , 09/01/31 ................... 136 128,569
Talos Production, Inc., 9.38%, 02/01/31
(b)
.... 281 285,907
Targa Resources Corp.
6.13% , 03/15/33 ................... 136 141,959
6.50% , 03/30/34 ................... 3,199 3,415,788
5.50% , 02/15/35 ................... 556 552,711
5.55% , 08/15/35 ................... 37 36,948
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 610,286
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 64,471
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 1,078 1,270,806
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
...................... USD 127 117,565
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 2,485 2,664,693
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (k)
.. 3,685 3,497,024
8.38% , 06/01/31 ................... 937 950,382
9.88% , 02/01/32 ................... 1,352 1,435,939
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.... 212 207,603
Viper Energy, Inc., 7.38%, 11/01/31
(b)
....... 2,281 2,384,049
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
540 525,420
Vital Energy, Inc.
9.75% , 10/15/30 ................... 234 238,004
7.88% , 04/15/32
(b)
.................. 796 741,011
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 234 227,488
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 242,105
128,565,883
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.36% , 01/15/30
(a)
................ EUR 883 951,363
6.13% , 06/15/31 ................... 1,011 1,066,505
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 586,815
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 140,056
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,884,057
Suzano Austria GmbH
2.50% , 09/15/28 ................... USD 103 93,891
Series DM3N , 3.13% , 01/15/32 ......... 879 749,084
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 821,580
6,293,351
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... USD 478 485,264
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 ................... 587 574,839
5.31% , 10/20/31 ................... 721 704,885
Azul Secured Finance LLP
11.93% , 08/28/28 .................. 610 531,135
8.25% , 01/24/29
(a) (d)
................. 217 242,348
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 2,400 2,585,388
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 239 235,915
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 307,908
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 296 299,163
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 ... —
(o)
1
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2024-1 , Class A , 5.88% , 02/15/37 ... USD 1,899 $ 1,910,920
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 530 501,528
8,379,294
Personal Care Products — 0.0%
Ontex Group NV, 5.25%, 04/15/30
(c)
....... EUR 349 380,400
Opal Bidco SAS, 6.50%, 03/31/32
(b)
........ USD 359 359,000
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 340 334,513
1,073,913
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 3,202 3,182,348
1375209 BC Ltd., 9.00%, 01/30/28
(b)
....... 448 447,653
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 37,662
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 ................... 324 323,676
6.13% , 02/01/27 ................... 994 1,007,916
5.75% , 08/15/27 ................... 202 201,646
11.00% , 09/30/28 .................. 1,724 1,642,110
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 1,500 1,610,373
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 1,400 1,599,169
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 862,522
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 ................... 3,806 3,788,985
4.38% , 12/15/28 ................... 1,722 1,677,437
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 5,163 5,258,797
Bristol-Myers Squibb Co., 4.13%, 06/15/39 ... 563 497,670
Eli Lilly & Co., 4.70%, 02/09/34 .......... 301 297,751
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
484 504,582
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
...................... EUR 2,253 2,540,559
Organon & Co.
(b)
4.13% , 04/30/28 ................... USD 200 186,911
7.88% , 05/15/34 ................... 200 194,135
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/30 ....................... 2,423 2,435,471
Pfizer, Inc., 3.90%, 03/15/39 ............ 570 491,882
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(a)
................ EUR 863 937,827
6.75% , 12/31/29 ................... 830 936,856
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ....................... USD 1,029 907,165
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... EUR 2,085 2,238,008
7.88% , 09/15/31 ................... 1,452 1,845,738
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 672 649,555
7.88% , 09/15/29 ................... 293 315,092
8.13% , 09/15/31 ................... 6,898 7,682,717
44,302,213
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 275 270,506
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 1,379 1,283,529
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(b)
687 688,135
Equifax, Inc., 4.80%, 09/15/29 ........... 3,307 3,310,939
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 46,585
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (j)
............. EUR 1,400 652,674
Science Applications International Corp., 4.88%,
04/01/28
(b)
...................... USD 364 348,694
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 298 300,460
6,901,522

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, 12/31/28 ... EUR 1,585 $ 1,729,545
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
. 1,100 1,162,668
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 751,100
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 423 376,143
7.00% , 04/15/30
(b)
.................. 187 166,301
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 329 419,567
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,642 3,935,314
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a) (c) (k)
................ 500 491,816
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 586,335
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (k)
............... 1,597 1,595,745
Citycon Treasury BV, 5.00%, 03/11/30
(c)
..... 725 786,305
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 392 416,266
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (e)
................ EUR 900 919,646
Fantasia Holdings Group Co. Ltd.
(c)(f)(l)
15.00% , 12/18/21 .................. USD 1,735 43,375
11.88% , 06/01/24 .................. 1,500 37,500
7.95% , 07/05/24 ................... 1,650 41,250
9.25% , 07/28/24 ................... 3,540 88,500
12.25% , 10/18/24 .................. 3,269 81,725
9.88% , 10/19/24 ................... 2,640 66,000
10.88% , 01/09/25 .................. 1,345 33,625
11.75% , 04/17/25 .................. 2,039 50,975
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% EUR 1,124 1,171,324
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,713,762
Heimstaden Bostad Treasury BV, 0.63%,
07/24/25
(c)
...................... 216 230,862
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 149 135,960
4.38% , 02/01/31 ................... 104 92,575
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (k)
................ 544 544,626
Modernland Overseas Pte. Ltd., 5.00%, 04/30/27 1,056 339,567
Sunac China Holdings Ltd.
(c)(f)(j)(l)
6.00% , ( 6.00 % Cash or 6.00 % PIK), 09/30/25 135 15,386
6.25% , ( 6.25 % Cash or 6.25 % PIK), 09/30/26 136 15,240
6.50% , ( 6.50 % Cash or 6.50 % PIK), 09/30/27 272 30,211
6.75% , ( 6.75 % Cash or 6.75 % PIK), 09/30/28 409 45,465
7.00% , ( 7.00 % Cash or 7.00 % PIK), 09/30/29 410 45,572
7.25% , ( 7.25 % Cash or 7.25 % PIK), 09/30/30 193 21,438
TAG Immobilien AG, 0.63%, 03/11/31
(c) (m)
.... EUR 500 536,346
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(c) (j)
........... 2,744 2,910,633
21,628,668
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 ................... USD 320 320,338
5.50% , 07/15/34 ................... 903 900,089
5.25% , 03/15/35 ................... 187 183,472
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 490,596
Camden Property Trust, 2.80%, 05/15/30 .... 1,243 1,134,824
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 ................... 860 865,478
4.88% , 02/01/35 ................... 584 558,714
UDR, Inc., 4.40%, 01/26/29 ............. 190 188,255
4,641,766
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13% , 05/15/29 ................... USD 281 $ 272,731
5.75% , 02/15/35 ................... 149 151,366
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
500 479,086
Realty Income Corp., 5.13%, 02/15/34 ...... 1,237 1,227,396
Regency Centers LP
5.25% , 01/15/34 ................... 775 775,852
5.10% , 01/15/35 ................... 471 465,817
3,372,248
Semiconductors & Semiconductor Equipment — 0.2%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $748,787), 6.50%, 03/20/45
(d) (h)
...... 749 750,659
Broadcom, Inc.
4.15% , 11/15/30 ................... 2,103 2,035,352
4.15% , 04/15/32
(b)
.................. 2,564 2,432,008
4.30% , 11/15/32 ................... 1,574 1,502,514
3.42% , 04/15/33
(b)
.................. 3,526 3,139,406
4.80% , 10/15/34 ................... 1,307 1,275,868
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 454 437,669
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 2,863 2,965,440
5.88% , 01/25/34 ................... 1,107 1,109,631
6.25% , 01/25/35 ................... 387 401,918
6.10% , 01/25/36 ................... 611 625,537
6.20% , 01/25/37 ................... 1,998 2,059,220
6.30% , 01/25/39 ................... 329 340,741
Lam Research Corp.
4.00% , 03/15/29 ................... 200 196,983
1.90% , 06/15/30 ................... 122 107,123
Micron Technology, Inc., 5.88%, 02/09/33 .... 915 947,654
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (m)
... 477 429,061
NVIDIA Corp., 2.85%, 04/01/30 .......... 2,453 2,288,669
NXP BV
3.40% , 05/01/30 ................... 497 463,199
2.50% , 05/11/31 ................... 654 569,699
2.65% , 02/15/32 ................... 1,254 1,068,446
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 275 236,857
SK Hynix, Inc., 6.50%, 01/17/33
(b)
......... 576 617,993
26,001,647
Software — 0.5%
AppLovin Corp., 5.50%, 12/01/34 ......... 2,929 2,928,346
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 3,872 3,631,982
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 450 441,077
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 975 1,001,045
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 450 394,817
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 367 317,594
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,213 1,125,228
4.88% , 07/01/29 ................... 883 787,624
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 3,744 3,639,414
9.00% , 09/30/29 ................... 4,088 4,077,329
8.25% , 06/30/32 ................... 4,840 4,920,973
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 571,624
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 531 522,201
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 469 445,942
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
.................. 250 224,837
7.88% , 05/01/29
(c)
.................. EUR 4,211 4,621,108
8.75% , 05/01/29
(b)
.................. USD 200 199,020
McAfee Corp., 7.38%, 02/15/30
(b)
......... 615 544,322
Oracle Corp.
2.95% , 04/01/30 ................... 5,702 5,238,408
4.30% , 07/08/34 ................... 1,727 1,606,310

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.70% , 09/27/34 ................... USD 2,287 $ 2,183,968
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 654 661,070
Synopsys, Inc.
5.00% , 04/01/32 ................... 3,932 3,941,691
5.15% , 04/01/35 ................... 1,185 1,191,240
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%, 07/31/31
(a) (c)
...... EUR 1,712 1,853,500
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 3,576 3,627,634
VMware LLC, 2.20%, 08/15/31 ........... 2,522 2,143,629
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
489 448,594
53,290,527
Specialized REITs — 0.1%
American Tower Corp.
5.50% , 03/15/28 ................... 1,539 1,575,383
5.80% , 11/15/28 ................... 163 169,003
2.30% , 09/15/31 ................... 883 755,042
5.40% , 01/31/35 ................... 3,146 3,174,355
Crown Castle, Inc.
5.00% , 01/11/28 ................... 97 97,364
3.80% , 02/15/28 ................... 622 605,275
4.80% , 09/01/28 ................... 41 40,921
5.60% , 06/01/29 ................... 201 205,406
3.10% , 11/15/29 ................... 404 372,099
2.25% , 01/15/31 ................... 43 36,749
5.10% , 05/01/33 ................... 390 381,197
5.80% , 03/01/34 ................... 124 126,398
Equinix, Inc.
3.20% , 11/18/29 ................... 781 730,598
2.15% , 07/15/30 ................... 60 52,599
2.50% , 05/15/31 ................... 172 150,134
3.90% , 04/15/32 ................... 169 157,563
Extra Space Storage LP
5.40% , 02/01/34 ................... 2,534 2,537,163
5.35% , 01/15/35 ................... 706 700,274
5.40% , 06/15/35 ................... 1,636 1,626,538
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 235 240,340
5.25% , 07/15/30 ................... 26 24,930
5.63% , 07/15/32 ................... 245 234,220
6.25% , 01/15/33 ................... 651 644,726
SBA Communications Corp., 3.13%, 02/01/29 . 347 316,692
14,954,969
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 123 118,421
4.75% , 03/01/30 ................... 89 83,247
5.00% , 02/15/32
(b)
.................. 68 61,668
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 ................... EUR 709 766,665
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.60% , 09/30/31
(a)
................ 1,375 1,486,309
Carvana Co.
(b)(j)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 896 909,831
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 1,403 1,493,171
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,317,632
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 227,787
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%, 07/15/31
(a) (c)
...... EUR 1,451 1,578,068
eG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 394 436,256
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
.... EUR 569 614,491
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. USD 200 195,440
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.61% , 02/01/30
(a)
................ EUR 496 $ 539,837
6.75% , 02/01/30 ................... 711 791,868
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 144,309
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 350 327,437
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 202,305
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 155 145,451
8.25% , 08/01/31 ................... 544 564,610
Lowe's Cos., Inc., 3.65%, 04/05/29 ........ 2,766 2,666,980
PetSmart, Inc., 7.75%, 02/15/29
(b)
......... 250 229,595
Staples, Inc., 10.75%, 09/01/29
(b)
......... 240 216,826
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 2,469 2,369,629
18,487,833
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
5.30% , 04/01/32 ................... 4,004 4,029,684
5.40% , 04/15/34 ................... 180 181,395
3.45% , 12/15/51 ................... 69 46,632
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... 170 176,216
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 819 797,907
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
... 241 256,246
Xerox Corp., 10.25%, 10/15/30
(b)
......... 134 132,660
5,620,740
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 ................... 415 385,770
4.13% , 08/15/31 ................... 40 35,274
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (f) (l) (m)
................... EUR 1,300 632,560
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 43 45,310
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
..... 221 203,067
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 07/01/29
(a) (c)
............... EUR 1,838 1,993,527
3,295,508
Tobacco — 0.1%
BAT Capital Corp.
4.70% , 04/02/27 ................... USD 3,261 3,265,724
4.91% , 04/02/30 ................... 388 388,293
6.34% , 08/02/30 ................... 770 818,537
5.83% , 02/20/31 ................... 605 629,038
6.42% , 08/02/33 ................... 1,008 1,075,825
6.00% , 02/20/34 ................... 539 561,707
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,131,870
7,870,994
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.20%, 01/15/27 ......... 500 479,128
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
. 2,394 2,299,261
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
194 204,079
Fortress Transportation & Infrastructure Investors
LLC
(b)
5.50% , 05/01/28 ................... 888 870,345
7.88% , 12/01/30 ................... 288 300,776
7.00% , 05/01/31 ................... 1,460 1,483,393
7.00% , 06/15/32 ................... 632 640,883
5.88% , 04/15/33 ................... 847 809,189
GATX Corp., 3.50%, 03/15/28 ........... 225 218,100
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
...................... 126 125,593
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
...... 263 263,845
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... 333 316,232
Marubeni Corp., 5.38%, 04/01/35
(b)
........ 960 962,964

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 ................... USD 1,242 $ 1,262,113
6.13% , 03/15/34 ................... 282 282,176
WESCO Distribution, Inc.
(b)
6.63% , 03/15/32 ................... 107 108,543
6.38% , 03/15/33 ................... 295 296,489
10,923,109
Transportation Infrastructure — 0.0%
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(b)
................. 200 202,120
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,206,720
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 390,220
Eutelsat SA
(c)
2.25% , 07/13/27 ................... EUR 700 683,111
1.50% , 10/13/28 ................... 1,000 845,277
9.75% , 04/13/29 ................... 926 982,510
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
...................... USD 1,200 1,213,500
Rogers Communications, Inc.
3.80% , 03/15/32 ................... 5,184 4,706,066
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 612 614,368
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 452 450,466
SoftBank Group Corp.
(c)
5.00% , 04/15/28 ................... EUR 247 270,086
5.38% , 01/08/29 ................... 1,714 1,889,798
3.88% , 07/06/32 ................... 317 317,064
5.75% , 07/08/32 ................... 3,421 3,773,110
Telefonica Europe BV
(a)(c)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,600 2,980,063
(EUAMDB08 + 3.12%), 5.75% ......... 2,300 2,580,774
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 5 4,928
3.88% , 04/15/30 ................... 2,183 2,092,715
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
.................. GBP 2,770 3,049,476
7.75% , 04/15/32
(b)
.................. USD 200 200,482
Vodafone Group plc, 7.88%, 02/15/30 ...... 10 11,444
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... 275 276,083
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 1,936 2,208,534
30,746,795
Total Corporate Bonds — 16 .6%
(Cost: $ 1,724,835,602 ) ............................ 1,718,181,568
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc ( Airbus SE ) , 24.25% , 05/12/25 21 3,650,976
Barclays Bank plc ( GE Aerospace ) ,
20.29% , 04/22/25 .................. USD 47 9,373,237
Barclays Bank plc ( HEICO Corp. ) ,
13.47% , 04/14/25 .................. 12 3,161,577
BNP Paribas SA ( L3Harris Technologies, Inc. ) ,
17.39% , 04/10/25 .................. 48 9,717,854
Goldman Sachs International ( Boeing Co. (The) ) ,
26.13% , 04/28/25 .................. 20 3,347,305
Societe Generale SA ( RTX Corp. ) ,
17.91% , 05/05/25 .................. 38 5,035,455
34,286,404
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
Mizuho Markets Cayman LP ( FedEx Corp. ) ,
28.72% , 04/03/25
(b) (c)
................ USD 9 $ 2,270,439
Automobile Components — 0.1%
(b)(c)
Royal Bank of Canada ( Aptiv plc ) ,
22.47% , 04/28/25 .................. 71 4,249,577
UBS AG ( Lear Corp. ) , 35.10% , 04/28/25 ..... 21 1,857,203
6,106,780
Automobiles — 0.0%
Goldman Sachs International ( General Motors
Co. ) , 22.84% , 04/03/25
(b) (c)
............ 39 1,845,383
Banks — 0.5%
(b)(c)
Barclays Bank plc ( Bank of America Corp. ) ,
19.26% , 04/16/25 .................. 165 6,941,015
Barclays Bank plc ( Citigroup, Inc. ) ,
16.91% , 04/16/25 .................. 46 3,291,788
BNP Paribas SA ( DNB Bank ASA ) ,
20.09% , 04/10/25 .................. 211 1,897,911
Canadian Imperial Bank of Commerce
( JPMorgan Chase & Co. ) , 15.65% , 04/11/25 47 11,414,586
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 20.72% , 05/15/25 ............. 198 14,293,178
Morgan Stanley & Co. LLC ( DNB Bank ASA ) ,
35.27% , 04/14/25 .................. 233 2,113,552
Morgan Stanley & Co. LLC ( First Citizens
BancShares, Inc. ) , 22.64% , 04/14/25 ..... 6 11,401,537
Morgan Stanley & Co. LLC ( M&T Bank Corp. ) ,
17.56% , 04/15/25 .................. 10 1,734,348
53,087,915
Beverages — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Constellation
Brands, Inc. ) , 23.71% , 04/14/25 ......... 18 3,262,022
BNP Paribas SA ( Pernod Ricard SA ) ,
22.36% , 05/12/25 .................. EUR 17 1,721,355
Societe Generale SA ( Keurig Dr Pepper, Inc. ) ,
17.59% , 05/19/25 .................. USD 75 2,586,704
7,570,081
Biotechnology — 0.2%
(b)(c)
Barclays Bank plc ( Amgen, Inc. ) ,
12.91% , 05/01/25 .................. 23 7,085,660
Mizuho Markets Cayman LP ( AbbVie, Inc. ) ,
19.12% , 04/25/25 .................. 45 9,445,372
Morgan Stanley & Co. LLC ( Gilead Sciences,
Inc. ) , 17.31% , 04/28/25 ............... 44 4,846,468
21,377,500
Broadline Retail — 0.6%
(b)(c)
Barclays Bank plc ( MercadoLibre, Inc. ) ,
17.61% , 05/07/25 .................. 2 3,354,702
Goldman Sachs International ( Alibaba Group
Holding Ltd. ) , 24.13% , 04/10/25 ......... 29 3,820,858
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 20.35% , 05/01/25 ........... 135 25,793,658
Morgan Stanley & Co. LLC ( Coupang, Inc. ) ,
17.33% , 04/14/25 .................. 125 2,766,786
Royal Bank of Canada ( Amazon.com, Inc. ) ,
18.65% , 04/28/25 .................. 20 3,757,092
Societe Generale SA ( PDD Holdings, Inc. ) ,
47.93% , 04/28/25 .................. 35 4,207,667
UBS AG ( Amazon.com, Inc. ) , 10.10% , 05/01/25 109 20,917,178
64,617,941

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
(b)(c)
Barclays Bank plc ( Johnson Controls
International plc ) , 18.07% , 05/01/25 ...... USD 58 $ 4,684,523
Canadian Imperial Bank of Commerce ( Johnson
Controls International plc ) , 31.10% , 05/08/25
(a)
40 3,246,977
Morgan Stanley & Co. LLC ( Trane Technologies
plc ) , 10.20% , 05/01/25 ............... 27 9,024,781
16,956,281
Capital Markets — 0.7%
(b)(c)
Barclays Bank plc ( Blackstone, Inc. ) ,
17.86% , 04/22/25 .................. 46 6,520,090
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
24.06% , 05/19/25 .................. 87 3,807,999
Barclays Bank plc ( KKR & Co., Inc. ) ,
17.83% , 05/02/25 .................. 46 5,397,515
Barclays Bank plc ( Morgan Stanley ) ,
21.46% , 04/11/25 .................. 56 6,561,821
BNP Paribas SA ( Nasdaq, Inc. ) ,
19.49% , 04/25/25 .................. 57 4,298,581
Canadian Imperial Bank of Commerce ( S&P
Global, Inc. ) , 12.45% , 04/28/25 ......... 23 11,905,939
Citigroup, Inc. ( Charles Schwab Corp. (The) ) ,
23.00% , 04/15/25 .................. 64 4,990,046
Morgan Stanley & Co. LLC ( Goldman Sachs
Group, Inc. (The) ) , 17.17% , 04/15/25 ..... 15 8,222,292
Morgan Stanley & Co. LLC ( Intercontinental
Exchange, Inc. ) , 8.95% , 05/02/25 ........ 27 4,718,947
Royal Bank of Canada ( Moody's Corp. ) ,
11.35% , 05/05/25 .................. 8 3,526,656
Societe Generale SA ( Intercontinental Exchange,
Inc. ) , 11.88% , 05/19/25 ............... 19 3,350,962
Societe Generale SA ( LPL Financial Holdings,
Inc. ) , 24.17% , 04/30/25 ............... 19 6,059,830
69,360,678
Chemicals — 0.3%
(b)(c)
BNP Paribas SA ( International Flavors &
Fragrances, Inc. ) , 19.10% , 05/08/25 ...... 61 4,755,710
Mizuho Markets Cayman LP ( Air Products and
Chemicals, Inc. ) , 21.47% , 05/05/25 ....... 15 4,267,930
Morgan Stanley & Co. LLC ( Axalta Coating
Systems Ltd. ) , 16.30% , 05/01/25 ........ 138 4,632,040
Royal Bank of Canada ( Ecolab, Inc. ) ,
9.25% , 04/30/25 ................... 24 5,993,707
Societe Generale SA ( Albemarle Corp. ) ,
25.53% , 05/19/25 .................. 21 1,540,065
Societe Generale SA ( Linde plc ) ,
9.66% , 05/05/25 ................... 16 7,304,925
Toronto-Dominion Bank (The) ( Sherwin-Williams
Co. (The) ) , 15.32% , 04/23/25 ........... 10 3,607,189
32,101,566
Commercial Services & Supplies — 0.1%
(b)(c)
BNP Paribas SA ( Rentokil Initial plc ) ,
28.45% , 04/07/25 .................. GBP 919 4,078,539
Toronto-Dominion Bank (The) ( Waste
Management, Inc. ) , 12.45% , 04/24/25 ..... USD 27 6,128,509
10,207,048
Communications Equipment — 0.2%
(b)(c)
BNP Paribas SA ( Ciena Corp. ) ,
32.93% , 04/25/25 .................. 63 3,886,400
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 19.46% , 05/08/25 ............... 96 7,596,668
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
16.54% , 04/28/25 .................. 126 7,788,434
19,271,502
Security
Par (000)
Par (000) Value
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc ( Ally Financial, Inc. ) ,
22.67% , 04/22/25 .................. USD 124 $ 4,448,459
Barclays Bank plc ( Discover Financial Services ) ,
40.09% , 04/17/25 .................. 25 4,241,816
Goldman Sachs International ( American Express
Co. ) , 11.75% , 04/18/25 ............... 30 7,989,388
16,679,663
Consumer Staples Distribution & Retail — 0.6%
(b)(c)
Barclays Bank plc ( BJ's Wholesale Club
Holdings, Inc. ) , 15.44% , 04/22/25 ........ 42 4,841,289
Barclays Bank plc ( Target Corp. ) ,
14.21% , 04/22/25 .................. 42 4,462,770
Barclays Bank plc ( Walmart, Inc. ) ,
14.31% , 05/16/25 .................. 188 16,746,877
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 12.33% , 05/07/25 ............. 13 12,147,711
BNP Paribas SA ( Dollar General Corp. ) ,
30.88% , 04/28/25 .................. 92 7,882,156
Mizuho Markets Cayman LP ( Dollar Tree, Inc. ) ,
41.77% , 04/28/25 .................. 57 4,155,721
Royal Bank of Canada ( Kroger Co. (The) ) ,
14.48% , 04/22/25 .................. 72 4,892,359
Toronto-Dominion Bank (The) ( Dollar General
Corp. ) , 27.03% , 05/01/25 ............. 58 5,074,431
60,203,314
Containers & Packaging — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (Sealed
Air Corp.)
24.30% , 05/08/25
(a)
................. 78 2,272,110
24.55% , 05/15/25
(a)
................. 78 2,274,608
Morgan Stanley & Co. LLC ( Sealed Air Corp. ) ,
21.08% , 04/14/25 .................. 92 2,694,789
7,241,507
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 22.95% , 04/22/25 ............... 158 7,166,555
Citigroup, Inc. ( Verizon Communications, Inc. ) ,
18.89% , 05/15/25 .................. 118 5,260,630
Morgan Stanley & Co. LLC ( TELUS Corp. ) ,
24.25% , 04/24/25 .................. 309 8,601,745
21,028,930
Electric Utilities — 0.2%
(b)(c)
Barclays Bank plc ( Exelon Corp. ) ,
15.57% , 05/19/25 .................. 158 7,133,703
Mizuho Markets Cayman LP ( PG&E Corp. ) ,
18.90% , 04/10/25 .................. 271 4,464,723
Royal Bank of Canada ( American Electric Power
Co., Inc. ) , 14.92% , 04/28/25 ........... 35 3,724,113
15,322,539
Electrical Equipment — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( Sensata
Technologies Holding plc ) , 26.22% , 04/28/25 112 2,760,908
Morgan Stanley & Co. LLC ( GE Vernova, Inc. ) ,
23.53% , 04/28/25 .................. 26 8,181,688
Royal Bank of Canada ( Eaton Corp. plc ) ,
18.83% , 04/30/25 .................. 16 4,488,717
15,431,313
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
BMO Capital Markets Corp. ( CDW Corp. ) ,
12.65% , 05/01/25 .................. 24 3,919,612
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
21.67% , 04/23/25 .................. 68 4,417,137

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Royal Bank of Canada ( Flex Ltd. ) ,
25.59% , 05/01/25 .................. USD 260 $ 8,690,551
Societe Generale SA ( Keysight Technologies,
Inc. ) , 20.20% , 05/19/25 ............... 14 2,056,696
19,083,996
Energy Equipment & Services — 0.1%
(b)(c)
Barclays Bank plc ( Halliburton Co. ) ,
21.46% , 04/23/25 .................. 120 3,050,271
Canadian Imperial Bank of Commerce
( Schlumberger NV ) , 15.40% , 04/21/25 .... 89 3,724,903
Royal Bank of Canada ( Baker Hughes Co. ) ,
19.30% , 04/23/25 .................. 97 4,252,157
11,027,331
Entertainment — 0.3%
(b)(c)
Barclays Bank plc ( Netflix, Inc. ) ,
21.24% , 04/22/25 .................. 18 16,860,886
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 11.99% , 05/07/25 ............. 78 7,676,234
Societe Generale SA ( Electronic Arts, Inc. ) ,
18.01% , 05/05/25 .................. 46 6,489,581
Societe Generale SA ( Walt Disney Co. (The) ) ,
19.82% , 05/19/25 .................. 21 2,073,298
33,099,999
Financial Services — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Fiserv, Inc. ) ,
12.67% , 04/23/25 .................. 52 11,382,107
Goldman Sachs International ( Visa, Inc. ) ,
15.54% , 04/10/25 .................. 13 4,697,785
JPMorgan Structured Products BV ( Visa, Inc. ) ,
12.93% , 04/23/25 .................. 43 14,770,939
Mizuho Markets Cayman LP ( Voya Financial,
Inc. ) , 23.12% , 05/05/25 ............... 68 4,541,587
Royal Bank of Canada ( Global Payments, Inc. ) ,
23.39% , 04/28/25 .................. 24 2,370,836
Toronto-Dominion Bank (The) ( Fidelity National
Information Services, Inc. ) , 23.18% , 05/01/25 119 8,485,628
Toronto-Dominion Bank (The) ( Mastercard, Inc. ) ,
16.04% , 05/01/25 .................. 23 12,260,159
58,509,041
Food Products — 0.2%
(b)(c)
Barclays Bank plc ( Archer-Daniels-Midland Co. ) ,
19.29% , 04/30/25 .................. 73 3,541,714
Barclays Bank plc ( Mondelez International, Inc. ) ,
21.34% , 04/30/25 .................. 113 7,420,299
BNP Paribas SA ( Kraft Heinz Co. (The) ) ,
20.09% , 04/10/25 .................. 278 8,377,065
BNP Paribas SA ( Tyson Foods, Inc. ) ,
14.67% , 05/07/25 .................. 79 4,908,453
24,247,531
Ground Transportation — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Norfolk
Southern Corp. ) , 16.91% , 04/24/25 ....... 16 3,683,390
Mizuho Markets Cayman LP ( Uber Technologies,
Inc. ) , 13.51% , 05/09/25 ............... 197 14,510,766
Royal Bank of Canada ( Lyft, Inc. ) ,
29.75% , 05/06/25 .................. 198 2,363,981
Royal Bank of Canada ( Union Pacific Corp. ) ,
12.15% , 04/25/25 .................. 19 4,624,502
25,182,639
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.5%
(b)(c)
BMO Capital Markets Corp. ( Boston Scientific
Corp. ) , 13.89% , 04/24/25 ............. USD 66 $ 6,593,306
Canadian Imperial Bank of Commerce ( Baxter
International, Inc. ) , 22.20% , 04/17/25 ..... 276 9,509,985
JPMorgan Structured Products BV ( Koninklijke
Philips NV ) , 17.49% , 04/24/25 .......... EUR 101 2,577,974
Mizuho Markets Cayman LP ( Dexcom, Inc. ) ,
16.05% , 04/01/25 .................. USD 82 5,557,734
Morgan Stanley & Co. LLC ( Dexcom, Inc. ) ,
34.05% , 04/25/25 .................. 88 6,019,623
Morgan Stanley & Co. LLC ( IDEXX Laboratories,
Inc. ) , 20.80% , 05/01/25 ............... 11 4,776,610
Morgan Stanley & Co. LLC ( Intuitive Surgical,
Inc. ) , 20.86% , 04/23/25 ............... 12 5,810,066
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.30% , 05/01/25 ..... 29 2,324,490
Royal Bank of Canada ( Medtronic plc ) ,
17.40% , 04/03/25 .................. 92 8,273,110
Toronto-Dominion Bank (The) ( Edwards
Lifesciences Corp. ) , 23.15% , 04/28/25 .... 34 2,466,027
53,908,925
Health Care Providers & Services — 0.9%
(b)(c)
BMO Capital Markets Corp. ( Cardinal Health,
Inc. ) , 18.26% , 05/02/25 ............... 57 7,464,250
BNP Paribas SA ( CVS Health Corp. ) ,
22.44% , 05/08/25 .................. 189 12,853,484
BNP Paribas SA (Elevance Health, Inc.)
18.95% , 04/10/25 .................. 8 3,056,352
22.94% , 04/22/25 .................. 29 12,590,171
BNP Paribas SA ( Quest Diagnostics, Inc. ) ,
20.69% , 04/22/25 .................. 43 7,208,012
BNP Paribas SA ( UnitedHealth Group, Inc. ) ,
22.73% , 04/16/25 .................. 28 13,987,246
Canadian Imperial Bank of Commerce ( Cardinal
Health, Inc. ) , 22.45% , 04/17/25 ......... 94 12,302,267
JPMorgan Structured Products BV ( Labcorp
Holdings, Inc. ) , 15.42% , 05/15/25 ........ 30 7,000,814
Morgan Stanley & Co. LLC ( Cigna Group (The) ) ,
20.25% , 04/28/25 .................. 12 3,829,914
Societe Generale SA ( Centene Corp. ) ,
18.95% , 05/19/25 .................. 43 2,611,831
Societe Generale SA ( McKesson Corp. ) ,
11.71% , 05/08/25 .................. 7 4,811,481
87,715,822
Health Care Technology — 0.0%
Royal Bank of Canada ( Veeva Systems, Inc. ) ,
18.47% , 04/22/25
(b) (c)
................ 20 4,665,605
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Chipotle Mexican
Grill, Inc. ) , 20.53% , 04/23/25 ........... 87 4,295,933
BMO Capital Markets Corp. ( Las Vegas Sands
Corp. ) , 29.80% , 04/17/25 ............. 98 3,843,460
BMO Capital Markets Corp. ( Wynn Resorts Ltd. ) ,
22.87% , 04/01/25 .................. 83 6,872,982
BNP Paribas SA ( Airbnb, Inc. ) , 23.23% , 05/08/25 30 3,561,126
BNP Paribas SA ( Brinker International, Inc. ) ,
44.23% , 04/29/25 .................. 25 3,699,477
Canadian Imperial Bank of Commerce ( Hilton
Worldwide Holdings, Inc. ) , 18.00% , 04/25/25 21 4,709,470
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
36.40% , 04/25/25 .................. 9 1,799,612
JPMorgan Structured Products BV ( Starbucks
Corp. ) , 17.48% , 04/30/25 ............. 73 7,177,441

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Morgan Stanley & Co. LLC ( Papa John's
International, Inc. ) , 38.91% , 04/14/25 ..... USD 65 $ 2,704,547
Morgan Stanley & Co. LLC ( Wynn Resorts Ltd. ) ,
31.32% , 05/07/25 .................. 87 7,232,488
Royal Bank of Canada ( Airbnb, Inc. ) ,
13.28% , 04/01/25 .................. 30 3,661,293
Royal Bank of Canada ( MGM Resorts
International ) , 22.42% , 05/02/25 ......... 75 2,242,248
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.90% , 05/01/25 .................. 1 4,440,881
Societe Generale SA ( Expedia Group, Inc. ) ,
19.30% , 05/05/25 .................. 21 3,483,444
UBS AG ( McDonald's Corp. ) , 9.90% , 05/01/25 . 20 6,055,796
65,780,198
Household Durables — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Sony Group
Corp. ) , 19.82% , 05/15/25 ............. 98 2,479,099
Toronto-Dominion Bank (The) ( Mohawk
Industries, Inc. ) , 25.60% , 04/28/25 ....... 21 2,410,995
4,890,094
Household Products — 0.2%
(b)(c)
Citigroup, Inc. ( Kimberly-Clark Corp. ) ,
12.80% , 04/23/25 .................. 42 5,958,312
JPMorgan Structured Products BV ( Henkel AG &
Co. KGaA ) , 17.83% , 04/24/25 .......... EUR 35 2,840,990
Royal Bank of Canada ( Procter & Gamble Co.
(The) ) , 13.76% , 04/24/25 ............. USD 55 9,322,811
18,122,113
Industrial Conglomerates — 0.0%
Barclays Bank plc ( Siemens AG ) ,
24.71% , 05/12/25
(b) (c)
................ EUR 14 3,318,923
Industrial REITs — 0.1%
Morgan Stanley & Co. LLC ( Prologis, Inc. ) ,
21.77% , 04/17/25
(b) (c)
................ USD 50 5,608,608
Insurance — 0.6%
(b)(c)
Barclays Bank plc ( Travelers Cos., Inc. (The) ) ,
20.16% , 04/17/25 .................. 23 6,121,595
Goldman Sachs International ( Willis Towers
Watson plc ) , 17.64% , 04/10/25 ......... 19 6,189,941
JPMorgan Structured Products BV ( Progressive
Corp. (The) ) , 17.75% , 04/11/25 ......... 26 7,352,948
Morgan Stanley & Co. LLC ( Chubb Ltd. ) ,
10.34% , 04/24/25 .................. 16 4,841,161
Morgan Stanley & Co. LLC ( Fidelity National
Financial, Inc. ) , 19.39% , 05/05/25 ........ 128 8,263,494
Royal Bank of Canada ( Arthur J Gallagher &
Co. ) , 14.56% , 04/25/25 ............... 17 5,563,254
Royal Bank of Canada ( W R Berkley Corp. ) ,
13.32% , 04/23/25 .................. 97 6,315,457
Societe Generale SA ( Allstate Corp. (The) ) ,
14.83% , 05/02/25 .................. 35 7,169,608
Societe Generale SA ( Aon plc ) , 11.24% , 04/25/25 14 5,396,329
Toronto-Dominion Bank (The) ( American
International Group, Inc. ) , 27.33% , 05/01/25 . 81 6,803,090
64,016,877
Interactive Media & Services — 0.7%
(b)(c)
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
14.90% , 04/25/25 .................. 29 4,528,341
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
22.53% , 04/24/25 .................. 70 40,898,227
Goldman Sachs International ( Alphabet, Inc. ) ,
10.21% , 04/28/25 .................. 199 31,041,783
76,468,351
Security
Par (000)
Par (000) Value
IT Services — 0.2%
(b)(c)
BNP Paribas SA ( International Business
Machines Corp. ) , 19.37% , 04/23/25 ...... USD 29 $ 7,203,514
BNP Paribas SA ( Snowflake, Inc. ) ,
25.10% , 04/14/25 .................. 24 3,513,147
UBS AG ( Cognizant Technology Solutions Corp. ) ,
15.00% , 04/28/25 .................. 116 8,974,321
UBS AG ( Gartner, Inc. ) , 15.50% , 04/30/25 .... 11 4,534,027
24,225,009
Leisure Products — 0.1%
(b)(c)
Barclays Bank plc ( Hasbro, Inc. ) ,
20.17% , 04/24/25 .................. 27 1,656,650
BNP Paribas SA ( Hasbro, Inc. ) ,
32.01% , 05/01/25 .................. 61 3,808,534
5,465,184
Life Sciences Tools & Services — 0.1%
Citigroup, Inc. ( Thermo Fisher Scientific, Inc. ) ,
15.86% , 04/24/25
(b) (c)
................ 21 10,506,917
Machinery — 0.1%
(b)(c)
Barclays Bank plc ( Caterpillar, Inc. ) ,
14.53% , 04/28/25 .................. 27 8,896,552
BMO Capital Markets Corp. ( Parker-Hannifin
Corp. ) , 15.41% , 05/01/25 ............. 4 2,377,173
Societe Generale SA ( CNH Industrial NV ) ,
21.69% , 05/19/25 .................. 193 2,397,882
13,671,607
Media — 0.3%
(b)(c)
Canadian Imperial Bank of Commerce ( Comcast
Corp. ) , 24.90% , 04/17/25 ............. 274 9,940,321
JPMorgan Structured Products BV ( WPP plc ) ,
16.89% , 04/07/25 .................. GBP 771 5,806,140
Societe Generale SA ( Charter Communications,
Inc. ) , 18.61% , 04/25/25 ............... USD 13 4,844,604
UBS AG ( Comcast Corp. ) , 14.80% , 04/28/25 .. 201 7,322,795
27,913,860
Metals & Mining — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce ( Nucor
Corp. ) , 31.00% , 04/22/25 ............. 46 5,638,197
Goldman Sachs International ( Teck Resources
Ltd. ) , 29.98% , 04/03/25 .............. 75 2,725,872
Mizuho Markets Cayman LP ( Freeport-
McMoRan, Inc. ) , 28.02% , 04/23/25 ....... 66 2,481,517
10,845,586
Multi-Utilities — 0.0%
Morgan Stanley & Co. LLC ( Sempra ) ,
18.73% , 05/01/25
(b) (c)
................ 45 3,184,749
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc ( BP plc ) , 20.27% , 04/07/25 .. GBP 1,318 7,446,117
Barclays Bank plc ( Shell plc ) , 13.94% , 05/12/25 236 8,416,774
Mizuho Markets Cayman LP ( Exxon Mobil Corp. ) ,
14.00% , 04/25/25 .................. USD 43 4,975,244
Mizuho Markets Cayman LP ( Marathon
Petroleum Corp. ) , 17.72% , 05/07/25 ...... 16 2,399,660
Morgan Stanley & Co. LLC ( Kosmos Energy
Ltd. ) , 43.69% , 05/05/25 .............. 1,395 3,121,954
26,359,749
Passenger Airlines — 0.0%
Barclays Bank plc ( Alaska Air Group, Inc. ) ,
35.98% , 04/22/25
(b) (c)
................ 51 2,552,463

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
(b)(c)
JPMorgan Structured Products BV ( Bayer AG ) ,
32.89% , 04/24/25 .................. EUR 138 $ 3,318,324
JPMorgan Structured Products BV ( Sanofi SA ) ,
13.11% , 04/07/25 .................. 91 10,066,771
Mizuho Markets Cayman LP ( Merck & Co., Inc. ) ,
19.22% , 04/25/25 .................. USD 134 12,096,777
Royal Bank of Canada ( Johnson & Johnson ) ,
8.26% , 04/15/25 ................... 43 7,195,341
Societe Generale SA ( Bristol-Myers Squibb Co. ) ,
25.65% , 04/25/25 .................. 99 5,999,484
Toronto-Dominion Bank (The) ( Eli Lilly & Co. ) ,
22.21% , 05/02/25 .................. 21 17,593,211
56,269,908
Professional Services — 0.2%
(b)(c)
Canadian Imperial Bank of Commerce ( Automatic
Data Processing, Inc. ) , 13.30% , 05/02/25 .. 22 6,687,025
Mizuho Markets Cayman LP ( Leidos Holdings,
Inc. ) , 22.82% , 05/05/25 ............... 39 5,229,983
Societe Generale SA ( Robert Half, Inc. ) ,
21.41% , 05/19/25 .................. 26 1,401,566
Toronto-Dominion Bank (The) (SS&C
Technologies Holdings, Inc.)
22.65% , 05/01/25 .................. 69 5,679,523
22.09% , 05/08/25 .................. 69 5,675,143
24,673,240
Real Estate Management & Development — 0.0%
JPMorgan Structured Products BV ( CBRE
Group, Inc. ) , 17.85% , 04/25/25
(b) (c)
....... 27 3,547,959
Semiconductors & Semiconductor Equipment — 0.8%
(b)(c)
Barclays Bank plc ( Broadcom, Inc. ) ,
30.94% , 04/22/25 .................. 62 10,657,524
BMO Capital Markets Corp. ( Intel Corp. ) ,
39.02% , 04/28/25 .................. 72 1,600,310
Goldman Sachs International ( QUALCOMM,
Inc. ) , 13.25% , 05/02/25 ............... 59 9,241,831
Mizuho Markets Cayman LP ( Intel Corp. ) ,
39.07% , 04/25/25 .................. 373 8,602,256
Morgan Stanley & Co. LLC ( Microchip
Technology, Inc. ) , 33.45% , 04/28/25 ...... 72 3,591,346
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.31% , 04/14/25 .................. 339 37,121,370
Societe Generale SA ( KLA Corp. ) ,
20.41% , 04/25/25 .................. 8 5,173,091
Toronto-Dominion Bank (The) ( Lam Research
Corp. ) , 33.86% , 04/24/25 ............. 63 4,629,788
80,617,516
Software — 1.3%
(b)(c)
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
13.37% , 05/07/25 .................. 23 8,785,852
BMO Capital Markets Corp. ( Fair Isaac Corp. ) ,
22.78% , 04/25/25 .................. 3 4,747,562
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
17.90% , 04/14/25 .................. 17 6,421,384
BNP Paribas SA ( Microsoft Corp. ) ,
9.94% , 04/25/25 ................... 134 50,374,822
BNP Paribas SA ( Roper Technologies, Inc. ) ,
11.88% , 04/25/25 .................. 16 9,186,704
BNP Paribas SA ( Salesforce, Inc. ) ,
12.44% , 04/14/25 .................. 8 2,185,021
Goldman Sachs International ( ServiceNow, Inc. ) ,
14.00% , 04/25/25 .................. 20 16,027,261
JPMorgan Structured Products BV ( Docusign,
Inc. ) , 25.55% , 04/28/25 ............... 55 4,533,663
Security
Par (000)
Par (000) Value
Software (continued)
Mizuho Markets Cayman LP ( Zscaler, Inc. ) ,
21.82% , 04/22/25 .................. USD 24 $ 4,759,188
Morgan Stanley & Co. LLC ( Intuit, Inc. ) ,
16.09% , 04/14/25 .................. 10 6,137,735
Morgan Stanley & Co. LLC (Palo Alto Networks,
Inc.)
15.94% , 04/01/25 .................. 31 5,282,535
22.97% , 05/20/25 .................. 35 5,959,867
Morgan Stanley & Co. LLC ( Workday, Inc. ) ,
16.65% , 04/14/25 .................. 23 5,409,375
Royal Bank of Canada ( Oracle Corp. ) ,
24.35% , 04/25/25 .................. 60 8,442,265
138,253,234
Specialized REITs — 0.1%
Royal Bank of Canada (Crown Castle, Inc.)
(b)(c)
28.89% , 04/03/25 .................. 65 6,005,351
12.97% , 04/28/25 .................. 58 6,006,986
12,012,337
Specialty Retail — 0.2%
(b)(c)
Morgan Stanley & Co. LLC ( Home Depot, Inc.
(The) ) , 16.17% , 04/14/25 ............. 16 5,731,245
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
14.57% , 04/14/25 .................. 10 2,320,907
Morgan Stanley & Co. LLC ( TJX Cos., Inc.
(The) ) , 9.68% , 04/14/25 .............. 49 6,040,964
Royal Bank of Canada ( Ross Stores, Inc. ) ,
15.75% , 04/22/25 .................. 22 2,852,373
Societe Generale SA ( Ulta Beauty, Inc. ) ,
21.03% , 04/28/25 .................. 13 4,870,605
21,816,094
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Western Digital
Corp. ) , 31.42% , 04/25/25 ............. 85 3,471,622
Mizuho Markets Cayman LP ( HP, Inc. ) ,
8.70% , 05/19/25 ................... 157 4,367,177
Royal Bank of Canada ( Apple, Inc. ) ,
12.20% , 05/02/25 .................. 238 52,366,883
60,205,682
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
26.73% , 05/12/25 .................. GBP 115 1,185,137
Barclays Bank plc ( Swatch Group AG (The) ) ,
22.71% , 05/12/25 .................. CHF 26 4,490,556
BMO Capital Markets Corp. ( NIKE, Inc. ) ,
33.37% , 04/28/25 .................. USD 42 2,752,713
8,428,406
Tobacco — 0.2%
(b)(c)
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 21.05% , 04/24/25 .. GBP 178 7,267,132
Societe Generale SA ( Philip Morris International,
Inc. ) , 9.68% , 04/24/25 ............... USD 88 13,543,138
20,810,270
Trading Companies & Distributors — 0.0%
Toronto-Dominion Bank (The) ( United Rentals,
Inc. ) , 27.57% , 04/24/25
(b) (c)
............ 3 1,849,040
Wireless Telecommunication Services — 0.1%
JPMorgan Structured Products BV ( T-Mobile US,
Inc. ) , 17.63% , 04/25/25
(b) (c)
............ 33 8,645,892
Total Equity-Linked Notes — 15 .4%
(Cost: $ 1,643,639,860 ) ............................ 1,592,467,539

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
04/07/25
(d)
.................. USD 13,200 $ 13,307,548
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 1,736 1,707,934
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(d)
................. 670 664,975
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(d)
.................. 2,528 2,512,200
Total Fixed Rate Loan Interests — 0 .2%
(Cost: $ 18,136,098 ) ............................... 18,192,657
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 1,320 1,308,648
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 2,014 2,005,184
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 4,587 2,730,798
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 872 519,369
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 3,884 3,870,500
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 1,481 1,475,776
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 683 677,877
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.03% -
7.07%
,
02/26/32 ................... 1,032 1,017,295
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 3,006 2,670,374
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 658 490,080
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 277 276,992
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 595 596,595
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 926 918,851
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 10,874 10,806,921
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... USD 1,128 $ 1,125,949
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 1,207 1,199,802
31,691,011
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 2,010 1,802,768
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 4,534 4,465,679
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 3,005 2,956,169
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 1,011 1,002,154
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... 3,761 3,719,985
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 692 676,644
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 1,857 1,804,540
16,427,939
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31
(a) (d)
........... 1,803 1,791,751
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
01/24/29 ................... 3,666 1,872,972
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.40%
,
01/24/30 .................. 2,461 540,304
2,413,276
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(a)
.................. 3,749 3,738,860
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.69%
,
11/23/28
(d)
. 614 612,544
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 5,501 5,473,933
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ................... 471 242,241
6,328,718

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31
(d)
............ USD 1,304 $ 1,304,158
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 525 525,528
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 4,384 4,339,114
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 1,521 1,497,994
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 4,751 4,509,320
12,176,114
Capital Markets — 0.2%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(p)
.............. 3,214 3,169,808
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 976 967,183
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ 3,029 3,003,777
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 2,994 2,988,942
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 1,079 1,072,065
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
11/25/31 .............. 1,998 1,990,148
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 2,497 2,487,372
Focus Financial Partners LLC, 1st Lien Term
Loan , 7.57%
,
09/15/31 ............... 1,956 1,935,227
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 3,244 3,203,046
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 990 985,394
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31
(d)
........... 211 210,413
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 1,649 1,635,055
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31
(d)
........... 1,204 1,194,762
24,843,192
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ USD 1,758 $ 1,705,430
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 1,492 1,485,340
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 2,895 2,870,209
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............. 182 179,559
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ 2,517 2,474,140
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 2,918 2,908,281
Fortis 333, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.71%
,
02/06/32
(d)
.................. 975 966,469
HB Fuller Co., 1st Lien Term Loan B , 02/15/30
(p)
1,802 1,797,107
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 630 604,059
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31
(d)
............ 740 691,900
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.35%
,
07/03/28 ............. 2,183 2,004,577
Minerals Technologies, Inc., 1st Lien Term Loan
B , 11/26/31
(d) (p)
.................... 2,003 1,997,973
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(p)
............... 3,511 3,485,575
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 1,926 1,918,453
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.34%
,
06/23/31 ........ 3,119 3,064,994
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 12.32%
,
06/23/25 ... 192 198,437
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 .. 1,708 1,486,395
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 686 684,285
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.04%
,
12/14/27 ................... 608 607,946
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 2,601 2,578,203
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 3,124 3,089,078
36,798,410

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.08%
,
10/24/30
(d)
....... USD 668 $ 667,300
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 7,011 6,999,161
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
06/24/30 ............. 3,966 3,960,098
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
09/06/27
(p)
....................... 2,109 2,105,490
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.16%
,
03/05/32 ........ 1,242 1,232,190
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 1,664 1,675,414
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 7,023 6,970,797
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/01/29 ............. 1,604 1,596,197
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.06%
,
06/02/31 ............ 1,179 1,171,721
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 743 741,805
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 2,349 1,939,634
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.91%
,
09/26/31 ............. 1,006 1,003,542
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 4,024 4,018,970
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 836 831,626
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.06%
,
03/08/32 ... 2,170 2,141,703
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(d)
............ 3,533 3,506,915
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
11/30/28 .............. 2,194 2,187,303
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
11/30/28 .............. 169 168,044
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 110 109,478
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 1,005 997,155
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 436 433,955
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. USD 3,032 $ 3,005,544
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27 ................... 935 878,322
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 1,811 1,801,814
50,144,178
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 2,115 2,110,972
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 585 544,309
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 486 441,277
3,096,558
Construction & Engineering — 0.1%
(a)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... 1,493 1,489,502
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 4,727 4,462,079
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 603 598,731
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.57%
,
12/15/28 ............. 1,101 1,089,572
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 1,971 1,973,167
9,613,051
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 3,002 2,995,583
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 731 700,745
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 1,441 1,344,524
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
04/14/31 ............. 2,307 2,278,691
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. 1,502 1,485,653
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 2,005 1,980,439
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29
(d)
.. 522 517,770

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ USD 586 $ 585,011
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 5,535 5,357,167
17,245,583
Consumer Staples Distribution & Retail — 0.2%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... 451 450,415
Magnavale Holdings Ltd., Facility Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.42%
,
06/05/26
(d)
............ GBP 10,046 12,979,051
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 11/22/28 ............ USD 1,076 1,081,928
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 10/03/31 ........... 1,069 1,071,886
15,583,280
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.31%
,
11/29/30 ............ 5,479 5,468,411
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 2,997 2,992,631
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.56%
,
03/26/32 ... 2,157 2,143,991
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 1,806 1,797,923
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 470 469,820
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
03/04/32 ............ 430 430,271
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 1,178 1,136,365
14,439,412
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
10/28/27
(a)
.................. 1,763 1,475,951
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/24/28 .... 2,548 2,543,292
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 978 975,404
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
08/11/28 ................... 236 234,284
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
07/25/30 ............. 1,398 1,388,011
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/26/31 ............. USD 1,099 $ 1,098,088
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 1,169 1,164,972
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 2,026 2,020,858
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 723 718,359
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 3,056 3,007,124
13,150,392
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(a)
............ 1,809 1,804,274
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26
(d)
.................. 452 410,960
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 1,086 951,417
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 877 861,356
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 4,769 4,704,905
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 405 404,382
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 775 744,218
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 2,467 2,365,300
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
09/01/28 ................... 964 832,555
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 3,770 3,219,366
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 795 778,464
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 7,339 6,815,918
22,088,841
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
05/30/31 ............ 562 561,109
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.04%
,
04/16/31 ................... 2,002 1,996,279

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. USD 2,002 $ 1,994,515
4,551,903
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.80% , 06/23/28 ........... 2,670 2,652,824
(12-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.63% , 06/24/30 ........... 1,505 1,495,218
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29 ............ 197 200,880
4,348,922
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31 ................... 2,496 2,492,544
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 2,902 2,894,573
5,387,117
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 640 637,402
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%
,
07/22/30 ............. 2,511 2,474,820
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
10/01/31 ............. 5,244 5,224,140
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
09/30/31 ............. 3,337 3,327,689
Liberty Media Corp., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
0.00%
,
08/01/31 ................... 1,671 1,666,272
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 2,512 2,504,458
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 2,634 2,524,929
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82% 08/19/26 .................... 1,322 1,227,378
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.19%
,
03/13/28 ........ 2,098 2,074,734
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 4,502 4,487,627
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
01/24/31 ............. 5,271 5,249,203
30,761,250
Security
Par (000)
Par (000) Value
Financial Services — 1.0%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
12/21/28 ........ USD 2,738 $ 2,707,087
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , 02/13/32
(p)
......... 1,725 1,704,162
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 1,207 1,201,725
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 3,687 3,672,317
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 5,996 5,977,335
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 7,547 7,488,522
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
05/09/25
(d)
.. 42,968 18,904,342
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27 .................. 24 24,377
CML PROJECT SPIDER, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 0.00%
,
12/06/29 ............. 7,100 7,100,000
CML Terranea Resort, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.35%), 8.66%
,
01/01/27
(d)
............ 5,600 5,600,000
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 2,760 2,729,244
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 1,509 1,496,747
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.08%
,
04/09/27 ............ 4,228 4,003,207
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 1,357 1,293,852
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 188 188,551
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 404 396,920
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.61%
,
01/01/38
(d)
.................. 8,500 8,560,106
HLP Hotel LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 3.55%),
7.86%
,
09/09/26
(d)
.................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.13%
,
12/09/25
(d)
............ 10,600 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 3,625 3,595,476
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 4,007 3,991,847
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 434 431,198

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... USD 905 $ 895,950
103,162,965
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... 5,359 5,354,960
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 6.50%),
10.80%
,
03/31/32 .................. 195 191,458
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ........ 782 778,808
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.56%
,
03/31/28 ................... 1,609 1,601,084
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
01/29/32 ............. 3,700 3,685,743
11,612,053
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (US Prime Rate at 0.50% Floor +
3.50%), 11.00%
,
09/19/29 ............. 313 312,471
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.13%
,
03/25/32 ........ 960 957,005
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 805 799,872
2,069,348
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. 1,410 1,374,275
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 6,503 6,438,745
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 1,726 1,324,694
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 338 259,380
9,397,094
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 3,548 3,533,261
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 1,490 1,483,879
5,017,140
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 1,804 1,800,771
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 2,425 2,407,441
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 6.57%
,
07/26/31
(d)
........... USD 488 $ 486,558
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
08/01/29 ............. 1,992 1,988,561
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
11/01/28 .............. 3,292 3,283,956
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
08/31/28 ............. 499 506,230
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 9.00%
,
11/30/28 .............. 1,554 1,199,128
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
11/30/28
(d) (f) (l)
.......... 50 11,538
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.89%
,
11/01/28 ............ 986 629,324
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.39%
,
11/01/29
(d)
.......... 404 202,000
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
10/23/28 ................... 12,481 12,451,923
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.69%
,
10/27/28 ............. 3,335 3,345,834
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 1,008 995,251
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 2,599 2,594,308
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
08/01/31 ................... 584 583,118
32,485,941
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 6,631 6,537,873
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31
(d)
.................. 3,928 3,840,030
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 2,617 2,448,848
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 1,269 1,264,992
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.30%
,
06/02/28 ................... 4,005 3,826,071
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29 ............. 834 829,531
18,747,345

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... USD 3,430 $ 3,392,121
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.94% , 03/11/30 ............ 291 287,947
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.94% , 03/11/30 ........... 258 251,597
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30 ............. 1,429 1,426,785
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28 ............. 2,010 1,784,173
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 931 923,882
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 6,269 6,217,645
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 08/09/27 ........... 851 848,433
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 10/18/28 ........... 1,005 1,002,799
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 1,007 1,000,997
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/04/32 ............. 1,811 1,798,558
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 6,488 6,381,151
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 5,016 4,982,983
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. 4,496 4,490,980
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(p)
.................. 1,308 1,286,335
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28 ............ 231 230,646
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 3,163 3,158,444
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... 2,499 2,481,659
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 2,200 2,191,855
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 1,097 629,155
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 2,734 2,730,025
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
01/05/29 ............. 641 639,951
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30%
,
04/04/29 ............ USD 1,003 $ 996,930
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31 ... 796 788,812
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
05/01/31 ........ 1,000 995,584
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.50%
,
12/09/25
(d)
............ 7,532 7,564,207
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 4,003 3,978,089
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
08/03/28 ................... 4,079 4,058,534
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 1,731 1,729,291
68,249,568
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.81%
,
05/17/28 ............. 611 399,890
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 3,757 3,579,795
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 656 609,301
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 311 312,373
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 2,520 2,061,016
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.82% - 6.84%
,
10/24/31 .. 743 742,053
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 2,532 2,445,404
10,149,832
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 2,279 2,271,669
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 1,041 1,036,412
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 1,508 1,504,409
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 1,300 1,295,791
6,108,281

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
10/18/31 ............. USD 502 $ 497,818
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(p)
....................... 3,524 3,487,658
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 4,173 4,128,496
8,113,972
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 11,211 11,134,591
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 5,259 5,212,595
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.29%
,
12/29/31 ............ 3,526 3,488,669
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 6,416 6,419,694
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
05/27/31 ................... 3,509 3,495,665
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.79%
,
06/20/30 ............. 8,181 8,140,045
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
03/15/30 ................... 1,507 1,486,133
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/15/31 ............. 3,498 3,483,530
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 4,519 4,485,244
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 3,610 3,572,012
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 3,911 3,870,081
54,788,259
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(a)
............ 2,713 2,674,237
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 1,628 1,611,790
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.57%
,
09/19/30 ................... 876 863,289
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 1,624 1,620,626
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... USD 1,054 $ 995,282
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 618 570,976
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 5,180 4,433,155
Clearwater Analytics LLC, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
02/09/32
(d)
............ 1,207 1,200,965
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 5,001 4,983,969
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 903 900,259
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
05/30/31 ........ 3,965 3,941,355
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 1,495 1,486,348
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(f) (l)
.......... 1,055 277,844
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 151 152,581
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.30% , 07/27/28 ........... 379 341,998
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 538 272,315
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. 3,767 3,718,614
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 560 544,040
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 852 824,240
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 2,815 2,793,099
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 0.00%
,
10/28/30 ........ 499 497,291
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.42%
,
10/28/30 ... 336 335,019
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.31%
,
07/16/31 ............ 2,503 2,487,264
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 6,494 6,469,328
41,321,647

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28
(d)
........... USD 474 $ 403,263
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28 ............. 403 401,356
804,619
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 113 113,086
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 252 235,413
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 585 586,252
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 146 146,065
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 1,781 1,698,647
2,779,463
Machinery — 0.5%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
07/31/28 ............. 3,611 3,574,113
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 2,996 2,993,256
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.81%
,
03/15/30 ................... 663 662,623
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(d)
............ 699 696,797
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. 4,992 4,982,571
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.06%
,
06/12/31 ............ 811 810,925
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 5,363 5,332,966
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , 11/02/28
(p)
........... 167 167,200
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... 5,018 4,953,237
03/29/32
(d) (p)
...................... 2,490 2,465,100
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 950 950,712
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 1,705 1,694,766
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 2,499 2,492,109
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
04/30/30 ............. USD 4,019 $ 4,005,376
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.74%
,
04/30/30 ............. 5,955 5,934,671
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 4,001 3,988,261
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 1,226 577,804
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 2,410 2,385,914
48,668,401
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 2,963 2,650,000
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
12/09/30 ... 1,197 1,190,575
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
12/15/31 ... 1,197 1,192,197
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 656 650,120
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 2,779 2,607,068
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
08/02/27 ............. 272 271,971
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 843 840,596
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
01/27/32 ............. 5,866 5,855,031
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(d)
.................. 603 600,970
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 418 403,537
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 1,158 1,157,247
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.90%
,
11/13/31 ........ 3,754 3,744,615
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 1,087 1,058,216
22,222,143
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 5,306 5,247,634

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. USD 811 $ 809,660
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 3,851 3,796,897
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.30%
,
10/04/30 ............ 256 254,741
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 1,299 1,295,753
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.19%
,
01/31/28 ................... 754 753,833
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.29%
,
10/30/28 ............. 375 321,762
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 2,495 2,491,456
9,724,102
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28 ............. 1,208 1,231,504
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 3,194 3,151,175
American Airlines, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 ........... 1,217 1,204,046
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 2,119 2,082,618
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 1,623 1,597,054
JetBlue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. 1,000 966,586
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
02/24/31 ............. 1,649 1,642,665
11,875,648
Personal Care Products — 0.0%
Opal US LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.25%), 0.00%
,
03/31/32
(a)
... 2,875 2,860,625
Pharmaceuticals — 0.1%
(a)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. 3,005 2,884,800
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 1,539 1,563,539
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 1,418 1,415,869
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 1,810 1,805,197
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 3,209 3,206,377
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31
(d)
.................. USD 1,628 $ 1,603,990
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 1,407 1,401,925
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.43%
,
11/18/27 ............ 446 440,940
14,322,637
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 2,505 2,502,394
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 2,338 2,256,305
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 3,023 2,959,793
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 5,007 4,989,694
Dayforce, Inc., 1st Lien Term Loan B ,
03/01/31
(d) (p)
...................... 3,508 3,490,388
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 7,525 7,504,489
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 830 827,110
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.29%
,
07/31/30 ............. 812 678,613
Trans Union LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 4,506 4,490,056
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 2,004 1,997,265
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 809 803,032
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 4,018 4,004,108
36,503,247
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
01/31/30
(a)
.. 494 492,795
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 ................... 1,498 1,495,410
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 2,999 2,993,723
4,489,133

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. USD 4,765 $ 4,761,194
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.79%
,
08/15/29 ............. 1,716 1,479,927
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 4,263 4,183,794
Capstone Borrower, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
06/17/30 ............. 1,274 1,266,388
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 6,222 6,206,807
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 5,974 5,909,733
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 5,890 5,829,975
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 2,766 2,724,812
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 887 843,023
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(d)
............ 5,796 5,723,550
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
06/26/31 ............. 984 943,599
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. 4,499 4,487,046
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 703 712,371
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 998 991,425
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 5,204 5,172,689
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 02/13/32 ........... 771 762,712
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 7,027 6,943,778
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28 ................... 3,488 3,483,853
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32
(d)
.................. 4,234 4,215,497
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 3,901 3,716,417
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 1,352 1,278,489
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 917 839,084
Security
Par (000)
Par (000) Value
Software (continued)
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. USD 342 $ 338,305
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 4,991 4,970,500
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
04/24/28 ................... 3,017 2,973,892
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 274 262,662
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 1,412 1,376,998
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 156 149,850
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 67 63,897
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 381 369,752
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.00%), 6.31%
,
05/09/31 ............. 5,530 5,523,873
Thunder Generation Funding LLC, 1st Lien Term
Loan , 09/26/31
(p)
................... 1,499 1,497,188
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
02/10/31 ................... 6,981 6,962,656
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/20/28 ............. 284 284,384
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
04/14/31 ................... 4,793 4,786,757
102,036,877
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.81% - 6.82%
,
04/23/31 .. 1,511 1,498,516
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.31%
,
05/04/28 ... 3,230 3,206,543
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 1,097 1,077,639
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 539 513,084
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... 419 404,018
6,699,800
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/19/28 ............. 1,124 1,122,022
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 3,384 3,375,459
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 2,151 2,140,217

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.32%
,
01/29/31 ............ USD 3,828 $ 3,470,689
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 639 632,858
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
05/13/30 ............. 390 388,957
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
06/29/29
(d)
............ 1,428 856,864
11,987,066
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
09/23/31 ................... 4,420 4,382,316
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 2,589 2,572,331
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor +2.50% at 0.50% Floor + 2.50%), 6.79%
- 6.82%
,
07/01/31 .................. 1,777 1,764,437
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(d)
................. 1,244 1,237,801
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 398 392,586
10,349,471
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 1,106 1,033,411
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 3,029 3,025,347
4,058,758
Total Floating Rate Loan Interests — 9 .7%
(Cost: $ 1,036,631,220 ) ............................ 999,557,486
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
.................. 500 486,750
3.75% , 01/15/31
(b)
.................. 491 449,265
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 ................... 656 669,120
5.95% , 07/30/34 ................... 430 432,258
2,037,393
Colombia — 0.0%
Ecopetrol SA , 8.88%
,
01/13/33 ........... 1,100 1,132,725
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 ..................... GBP 886 829,716
Security
Par (000)
Par (000) Value
Denmark (continued)
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 400 $ 435,274
1,264,990
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% .......... GBP 1,400 1,754,197
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 217,882
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,176,144
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 219,236
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% ..... GBP 500 649,427
8,016,886
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
....................... USD 1,201 1,223,143
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 ................... 529 556,773
6.50% , 03/13/31 ................... 935 957,440
2,737,356
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
.... 1,275 1,150,687
Mexico — 0.2%
Petroleos Mexicanos
6.88% , 08/04/26 ................... 4,946 4,919,292
8.75% , 06/02/29 ................... 1,255 1,249,081
5.95% , 01/28/31 ................... 2,358 1,997,108
6.70% , 02/16/32 ................... 9,694 8,505,516
10.00% , 02/07/33 .................. 820 851,857
6.75% , 09/21/47 ................... 309 211,031
17,733,885
Morocco — 0.0%
OCP SA , 7.50%
,
05/02/54
(b)
.............. 939 956,606
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 ................... 1,225 913,850
5.13% , 08/11/61 ................... 769 542,145
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ................ 608 600,400
2,056,395
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 ................... 466 487,879
5.75% , 07/09/34 ................... 1,140 1,154,968
1,642,847
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
....................... 429 440,205
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25% , 07/17/34 ................... 1,870 1,878,415
5.88% , 07/17/64 ................... 798 744,434
2,622,849
Supranational — 0.0%
Africa Finance Corp. , 5.55%
,
10/08/29
(b)
..... 1,203 1,192,474
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 43,734,787 ) ............................... 42,985,298

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75%
,
03/12/35
(b)
...... USD 519 $ 499,294
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 ................... 572 595,406
5.45% , 09/16/32 ................... 480 445,950
1,041,356
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 . 899 860,343
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
. 732 707,522
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 558 602,159
3.10% , 05/07/41 ................... USD 1,509 1,109,869
1,712,028
Colombia — 0.1%
Republic of Colombia
3.25% , 04/22/32 ................... 896 698,880
8.00% , 04/20/33 ................... 1,035 1,068,379
8.00% , 11/14/35 ................... 439 442,073
7.75% , 11/07/36 ................... 1,182 1,157,178
8.75% , 11/14/53 ................... 253 252,494
3,619,004
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
.... 553 566,548
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. 1,109 1,114,545
5.50% , 02/22/29
(b)
.................. 557 548,645
5.50% , 02/22/29
(c)
.................. 150 147,750
7.05% , 02/03/31
(b)
.................. 1,301 1,345,234
4.88% , 09/23/32
(b)
.................. 564 513,731
6.95% , 03/15/37
(b)
.................. 596 601,960
5.30% , 01/21/41
(c)
.................. 433 365,452
4,637,317
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 649 593,650
6.38% , 04/11/31
(b)
.................. 479 438,483
7.63% , 05/29/32
(c)
.................. USD 1,050 903,682
9.45% , 02/04/33
(b)
.................. 590 555,632
2,491,447
Guatemala — 0.0%
Republic of Guatemala
5.25% , 08/10/29
(c)
.................. 511 502,824
5.25% , 08/10/29
(b)
.................. 767 754,728
7.05% , 10/04/32
(b)
.................. 1,076 1,132,154
6.60% , 06/13/36
(b)
.................. 544 547,808
2,937,514
Hungary — 0.0%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 1,125 1,117,969
5.38% , 09/12/33
(c)
.................. EUR 1,109 1,248,999
5.50% , 03/26/36
(b)
.................. USD 575 549,448
2,916,416
Indonesia — 0.0%
Republic of Indonesia , 3.88%
,
01/15/33 ...... EUR 1,062 1,132,551
Security
Par (000)
Par (000) Value
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. USD 941 $ 942,477
5.88% , 10/17/31
(c)
.................. EUR 1,300 1,316,077
8.08% , 04/01/36
(b)
.................. USD 412 393,460
8.25% , 01/30/37
(b)
.................. 403 385,936
3,037,950
Mexico — 0.1%
United Mexican States
6.35% , 02/09/35 ................... 382 382,573
4.75% , 03/08/44 ................... 1,096 853,072
4.40% , 02/12/52 ................... 1,516 1,052,104
6.34% , 05/04/53 ................... 963 876,330
3,164,079
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. 566 522,842
5.95% , 03/08/28
(b)
.................. 412 417,752
4.75% , 04/02/35
(b)
.................. EUR 1,115 1,194,196
2,134,790
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
.................. USD 716 691,835
10.38% , 12/09/34
(b)
................. 688 689,892
7.63% , 11/28/47
(c)
.................. 690 518,480
1,900,207
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
EUR 498 561,131
Oman — 0.0%
Oman Government Bond , 6.50%
,
03/08/47
(c)
.. USD 953 963,588
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 ................... 1,068 1,107,516
8.00% , 03/01/38 ................... 330 342,375
1,449,891
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 ................... 70 69,878
2.74% , 01/29/33 ................... 526 434,129
5.60% , 03/13/48 ................... 423 372,346
876,353
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 ................... 958 966,909
3.00% , 01/15/34 ................... 1,530 1,265,310
2,232,219
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 ................... 867 904,827
5.50% , 04/04/53 ................... 562 527,165
1,431,992
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13%
,
02/12/32 ... 1,181 1,160,923
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 698 695,208
2.12% , 07/16/31
(c)
.................. EUR 1,229 1,081,732
5.88% , 07/11/32
(b)
.................. 1,244 1,335,049

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
6.25% , 09/10/34
(b)
.................. EUR 1,136 $ 1,217,302
4,329,291
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
.................. USD 1,818 1,155,339
5.00% , 01/18/53
(b)
.................. 1,520 1,297,290
2,452,629
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 555 570,612
6.00% , 06/12/34
(b)
.................. 712 704,439
1,275,051
South Africa — 0.0%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 923 895,541
5.75% , 09/30/49 ................... 1,166 855,844
7.95% , 11/19/54
(b)
.................. 888 833,832
2,585,217
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
1,231 1,204,533
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90%
,
09/09/50
(c)
....................... 826 596,785
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75% , 10/28/34 ................... 595 620,664
5.25% , 09/10/60 ................... 1,002 913,824
1,534,488
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 667 728,893
7.85% , 10/12/28 ................... USD 522 544,347
1,273,240
Total Foreign Government Obligations — 0 .5%
(Cost: $ 58,205,149 ) ............................... 57,285,697
Shares
Shares
Investment Companies
(q)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 3,795,949 198,793,849
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(g)
...................... 4,122,960 216,537,859
iShares Core Dividend Growth ETF ........ 3,581,240 221,249,007
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 209,116,721
Total Investment Companies — 8 .2%
(Cost: $ 795,397,883 ) .............................. 845,697,436
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.35%, 11/25/35 . 1,007 889,631
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.99%, 11/25/35 ............ 266 261,379
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.28%,
06/25/35
(a)
..................... USD 341 $ 322,799
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.05%, 08/25/35
(a)
...... 813 747,669
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
12/25/35
(a)
..................... 153 138,658
Series 2005-63, Class 3A3, 4.90%, 11/25/35
(a)
1,321 1,227,626
Series 2005-63, Class 5A1, 4.88%, 12/25/35
(a)
23 22,531
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 37 32,583
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.64%,
02/25/36
(a)
..................... 3,090 2,803,576
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 579 324,466
Series 2006-15CB, Class A1, 6.50%, 06/25/36 962 439,206
Series 2006-20CB, Class A9, 6.00%, 07/25/36 428 176,377
Series 2006-2CB, Class A6, 5.50%, 03/25/36 672 287,551
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,643 1,000,829
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 930,627
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 389,926
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 119,820
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 6.46%, 11/20/46
(a)
2,798 2,420,339
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,196 493,119
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.37%, 11/25/46
(a)
......... 4,270 3,515,032
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 11/25/46
(a)
................ 1,658 1,505,200
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
5.49%, 11/25/46
(a)
................ 5,488 4,904,767
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 10/25/46
(a)
................ 244 226,104
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
05/20/46
(a)
..................... 1,066 938,342
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.85%, 05/25/36
(a)
................ 4,646 4,321,597
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46
(a)
................ 7,449 6,675,424
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,707 729,152
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 168,376
Series 2007-15CB, Class A7, 6.00%, 07/25/37 220 131,687
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 199 117,002
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,125 533,930
Series 2007-19, Class 1A8, 6.00%, 08/25/37 547 259,779
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,380,705

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 USD 441 $ 213,785
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,150 1,390,572
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 541 238,696
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.36%), 4.68%,
06/25/37
(a)
..................... 4,794 3,987,040
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,482 559,908
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
6.02%, 11/25/47
(a)
................ 1,012 869,994
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 7,011 6,414,200
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.77%,
05/25/47
(a)
..................... 2,603 2,323,127
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 06/25/47
(a)
................ 5,626 4,401,311
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 904 506,878
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.61%,
10/25/46
(a)
..................... 7,041 5,886,771
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.58%,
10/25/46
(a)
..................... 4,099 2,682,200
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(e)
440 389,439
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 233 210,168
Series 2006-D, Class 6A1, 4.02%, 05/20/36 . 235 198,162
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
06/20/47 ...................... 735 580,124
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(e)
..................... 13,474 13,329,824
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(e)
..................... 1,267 1,256,906
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(e)
..................... 1,420 1,409,313
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 575,419
Series 2024-NQM4, Class B2, 7.59%,
12/26/64
(a)
..................... 440 435,427
Series 2024-NQM4, Class B3, 7.59%,
12/26/64
(a)
..................... 1,006 968,688
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 951,924
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 18,924 861,618
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(e)
..................... 13,101 13,156,870
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(e)
..................... 1,195 1,200,399
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(e)
..................... 1,138 1,143,235
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 661,106
Series 2025-NQM1, Class B2, 7.83%,
01/25/65
(a)
..................... 574 568,008
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class B3, 7.83%,
01/25/65
(a)
..................... USD 1,273 $ 1,175,823
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,073,350
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 3 2,452
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.87%, 04/25/36
(a)
3,016 2,661,277
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 574 552,655
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 590 600,985
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.77%, 03/25/37 ........... 869 823,490
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.57%, 03/25/37 ....... 1,298 1,209,146
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.83%, 09/25/47 ....... 1,421 1,342,143
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.35%,
11/25/64 ...................... 1,000 1,012,699
Series 2025-NQM2, Class B2, 7.35%,
11/25/64 ...................... 1,000 983,049
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (e)
................. 2,000 2,027,272
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.70%, 04/25/35
(a)
.......... 580 549,146
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
05/25/35
(a)
..................... 1,892 1,657,098
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.60%,
04/25/46
(a)
..................... 2,560 700,053
Series 2007-21, Class 1A1, 6.25%, 02/25/38 133 59,860
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 206,273
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 314,982
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 .. 6,676 6,410,053
Series 2022-3, Class A1, 5.00%, 05/25/67 .. 5,750 5,724,520
CIM Trust, Series 2025-I1, Class B1B, 7.55%,
10/25/69
(a) (b)
...................... 4,918 4,971,974
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 52 45,978
COLT Mortgage Loan Trust, Series 2022-5, Class
A1, 4.55%, 04/25/67
(a) (b)
.............. 3,468 3,450,517
Cross Mortgage Trust, Series 2025-H2, Class
B1B, 7.65%, 03/25/70
(a) (b)
............. 894 888,348
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 264 225,488
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.92%,
09/27/37
(a)
..................... 2,714 2,224,084
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,239 1,231,842
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.81%,
08/25/47
(a)
....................... 9,707 8,255,569

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. USD 1,754 $ 1,442,353
Series 2023-1, Class B1, 6.77%, 02/25/68 .. 2,000 1,987,668
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 532,796
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.54%,
02/25/37
(a)
....................... 770 424,158
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................. 12,970 12,771,029
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.96%, 05/25/35
(a)
........... 16 13,537
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.60%, 02/25/36 ................. 1,769 1,598,079
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.64%, 03/25/36 ....... 876 813,623
HOMES Trust, Series 2025-NQM1, Class B1,
7.27%, 01/25/70
(a) (b)
................. 2,355 2,325,912
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.93%, 10/25/35
(a)
.. 970 872,229
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 549 381,372
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,231 789,056
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.39%,
08/25/37 ...................... 88 61,489
Series 2007-AR15, Class 2A1, 3.46%,
08/25/37 ...................... 417 293,063
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.21%, 12/25/35 227 217,196
Series 2006-1, Class 2A1, 5.79%, 02/25/36 . 190 187,218
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,539,081
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(e)
..................... 10,522 10,359,168
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (e)
..... 4,127 4,130,278
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.05%, 01/25/65
(a) (b)
. 1,577 1,513,225
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
..... 6,917 6,678,174
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 232 214,947
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
.......... 5,000 5,060,699
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 112 91,908
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term SOFR
at 2.55% Floor + 2.55%), 6.87%, 10/25/39
(a) (b)
100 100,724
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 309 103,247
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 30 23,613
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (e)
..... 13,384 12,786,621
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.81%, 04/25/47
(a)
180 68,006
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.89%, 02/25/36 ........... USD 379 $ 348,087
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 06/25/36 ....... 6,414 5,556,102
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 07/25/46 ....... 8,030 5,728,860
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 09/25/47 ................. 1,476 1,365,786
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(e)
. 8,869 8,381,731
Series 2023-2, Class B1, 7.49%, 03/25/68
(a)
. 1,000 999,708
Series 2025-INV1, Class B2, 7.32%,
02/25/70
(a)
..................... 2,094 2,048,096
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
.......... 2,800 2,803,965
Washington Mutual Mortgage Pass-Through
Certificates Trust
(a)
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 5.39%,
06/25/47 ...................... 4,487 3,715,411
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 5.45%,
07/25/47 ...................... 2,356 1,964,564
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.11%, 10/25/36
(e)
. 985 333,968
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.62%,
06/25/46
(a)
..................... 2,755 2,188,895
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 5.49%,
10/25/46
(a)
..................... 4,065 3,486,991
Series 2007-OA1, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.72% Floor + 0.72%), 5.36%,
12/25/46
(a)
..................... 3,533 2,836,971
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
5.48%, 05/25/47
(a)
................ 2,083 1,761,376
269,088,027
Commercial Mortgage-Backed Securities — 5.5%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.74%, 09/15/34
(a) (b)
. 1,564 1,505,902
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.01%, 07/15/41
(a) (b)
. 1,270 1,266,825
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/34
(a) (b)
...................... 13,280 13,246,800
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.59%, 04/15/35
(a) (b)
...... 3,467 3,432,330

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.57%, 12/15/36
(a) (b)
...... USD 3,624 $ 3,430,115
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 15,300 15,516,262
Series 2024-MAR, Class C, 7.01%, 12/10/41 4,470 4,618,375
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
08/15/39 ...................... 17,580 17,602,756
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.17%,
02/15/42 ...................... 8,893 8,860,077
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.90%, 08/25/35 ........... 1,822 1,783,234
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.91%, 11/25/35 ............ 446 429,455
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.76%,
03/25/37 ...................... 1,395 1,328,766
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.87%,
07/25/37 ...................... 2,227 2,103,109
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.11%,
09/25/37 ...................... 556 541,216
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 5.93%,
12/25/37 ...................... 1,274 1,118,654
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
........... 1,140 939,511
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.45%, 08/19/38
(a) (b)
................. 1,876 1,873,844
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a) (b)
........... 2,830 2,830,000
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.13%, 10/15/35
(a) (b)
................. 2,433 36,276
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.69%,
06/15/41
(a) (b)
...................... 4,710 4,704,114
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(a) (b)
. 5,905 5,930,674
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.48%,
09/15/38 ...................... 1,900 1,892,921
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.03%,
09/15/38 ...................... 4,495 4,472,665
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,242,389
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.34%,
02/15/33 ...................... 12,383 12,283,228
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.58%,
02/15/33 ...................... 7,261 7,220,194
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.68%, 02/15/33 ................. USD 4,795 $ 4,791,507
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.23%, 06/15/38 ................. 4,321 4,235,012
Series 2021-VINO, Class F, (1-mo. CME Term
SOFR at 2.92% Floor + 2.92%), 7.24%,
05/15/38 ...................... 7,227 7,191,362
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.68%,
10/15/38 ...................... 6,300 6,268,500
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40 ...................... 2,950 2,949,956
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
10/15/41 ...................... 9,300 9,300,000
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39 ...................... 19,290 19,290,000
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41 ................. 7,280 7,289,093
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39 ................. 4,539 4,527,189
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... 4,170 4,167,884
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37 ................. 658 655,226
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.66%, 11/15/41 . CAD 4,710 3,224,657
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... USD 9,295 9,301,152
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41 ...................... 5,569 5,577,075
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.42%,
05/15/35 ...................... 2,050 2,045,516
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.23%, 02/15/36 ................. 1,880 1,877,731
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 02/15/36 ................. 1,765 1,720,763
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 02/15/36 ................. 5,638 5,497,512
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.68%, 01/15/34 ................. 3,276 3,245,584
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 01/15/34 ................. 5,068 5,014,411
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39 ...................... 6,710 6,693,225
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.17%, 01/15/39 ................. 2,180 2,167,738

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.01%, 05/15/38 ................. USD 8,500 $ 8,505,312
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29 ...................... 7,780 7,741,100
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 2,800 2,500,989
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,958,467
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,105,476
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.95%, 05/10/49
(a)
..... 2,870 2,800,070
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.91%,
08/15/36 ...................... 1,750 1,746,241
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
08/15/36 ...................... 8,900 8,832,235
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%, 08/10/30
(b)
2,245 2,160,758
Series 2015-CR23, Class B, 4.18%, 05/10/48 9,520 9,265,721
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
..................... 3,200 2,247,641
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.16%, 06/15/41
(b)
................ 4,380 4,366,273
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (b)
................. 1,900 1,885,746
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.76%, 02/15/27
(a) (b) (d)
................ 8,800 8,685,703
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(a) (b)
...................... 12,500 12,507,814
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(a) (b)
........... 3,040 3,033,348
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 9,400 9,450,187
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.68%,
07/15/38 ...................... 2,599 2,596,068
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.28%,
07/15/38 ...................... 5,194 5,184,564
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39
(a) (b)
...................... 10,700 10,693,312
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.13%, 08/15/39
(a) (b)
................. 1,750 1,753,247
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.01%, 05/15/41 .. 7,190 7,187,753
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 03/15/39 ................. 5,660 5,663,547
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.45%, 07/10/48 1,075 1,042,443
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.32%,
11/15/36
(b)
..................... USD 1,900 $ 1,881,558
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/28
(b)
..................... 8,480 8,480,000
Series 2023-SHIP, Class E, 7.43%, 09/10/38
(b)
8,600 8,690,555
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
.... 3,150 2,959,110
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.16%, 10/15/41
(a) (b)
................. 2,510 2,520,988
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 05/15/37
(a) (b)
. 1,525 1,524,047
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 10/15/36
(a) (b)
........... 7,000 6,877,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 6,550 6,634,591
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 8,310 8,454,385
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.56%, 10/15/39
(a) (b)
. 3,200 3,202,561
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,609,594
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 2,025,438
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,778,293
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.94%, 06/15/39
(a) (b)
. 8,750 8,744,530
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (b)
. 11,530 11,515,574
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.91%, 06/15/39
(a) (b)
................. 10,560 10,533,600
LoanCore LLC, Series 2025-CRE8, Class A,
(1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a) (b)
........... 8,940 8,916,643
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.38%, 07/15/38
(a) (b)
. 1,277 1,261,132
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 . 1,440 1,339,254
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,422,039
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.18%, 12/15/38
(a) (b)
........... 2,360 2,336,603
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (b)
................. 6,179 6,201,320
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 4,300 3,277,135
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (b)
................. 8,630 8,624,606
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.59%,
08/19/35
(a) (b)
...................... 3,285 3,289,217
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(a) (b)
................. 2,850 2,842,872

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.78%, 07/15/38
(a) (b)
. USD 1,400 $ 410,701
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/41
(a) (b)
........... 1,830 1,831,141
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 04/15/37
(a) (b)
................. 540 538,818
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 10/15/41
(a) (b)
................. 6,600 6,599,997
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.26%, 11/15/36
(a) (b)
................. 4,710 4,680,563
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(a) (b)
. 10,900 10,872,750
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.28%, 03/15/38
(a) (b)
................. 1,815 1,809,273
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,426,227
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
5,025 3,905,297
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,222 1,230,002
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
988 1,007,291
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,448 3,411,978
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,377 4,331,170
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,009,570
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,382 1,388,565
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(e)
..................... 3,000 2,999,957
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%, 09/15/57 1,600 1,568,641
Series 2016-C37, Class C, 4.46%, 12/15/49 . 2,803 2,701,162
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,788,372
Series 2016-NXS5, Class B, 4.94%, 01/15/59 1,875 1,815,326
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
11/15/27
(a) (b)
...................... 3,005 2,999,366
567,424,112
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ...................... 2 1,759
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 19,005 854,523
856,282
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.85%,
08/10/35 ...................... 67,316 1,030,459
Series 2015-SRCH, Class XB, 0.20%,
08/10/35 ...................... 35,000 150,708
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.77%,
09/10/47
(b)
..................... 12,675 94,102
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ...................... 10,642 1,410
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 462 5
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 391,190
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.84%, 03/10/50
(b)
...... USD 31,155 $ 357,340
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
....................... 12,675 58,605
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
...... 13,600 163,550
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 174,692
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 30,321
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
..................... 11,784 161,678
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ...................... 17,751 178,887
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.17%, 05/15/47 .... 43,884 2,642
2,795,589
Total Non-Agency Mortgage-Backed Securities — 8 .1%
(Cost: $ 854,669,598 ) .............................. 840,164,010
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The)
(a)(k)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 158 160,196
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ 315 316,613
476,809
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ 4,685 4,483,806
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 290 261,997
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 890 979,902
5,725,705
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
....................... 915 926,527
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
........... 385 384,546
Total Capital Trusts — 0 .1%
(Cost: $ 7,328,166 ) ............................... 7,513,587
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 6,311 304,075

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.0%
(f)
Veritas Newco ....................... 2,876 $ 66,152
Veritas Newco, Series G-1 ............... 1,987 45,692
111,844
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 67,005 5,331,397
Total Preferred Stocks — 0.0%
(Cost: $ 6,143,844 ) ............................... 5,747,316
Total Preferred Securities — 0 .1%
(Cost: $ 13,472,010 ) ............................... 13,260,903
Rights
Electric Utilities — 0.0%
Elia Group SA ( Expires 04/03/25 , Strike Price
EUR 61.88 )
(f)
...................... 3,725 18,174
Total Rights — 0.0%
(Cost: $ — ) ..................................... 18,174
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28
(a) (b)
................. USD 4,627 4,216,518
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 4,547,466 ) ............................... 4,216,518
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(d) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.1%
(Cost: $ 9,456,258,505 ) ............................ 9,632,912,326
Short-Term Securities
Money Market Funds — 9.5%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(s)
................... 247,564,908 247,688,691
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 734,945,720 734,945,720
Total Short-Term Securities — 9 .5%
(Cost: $ 982,605,126 ) .............................. 982,634,411
Total Investments Before Investments Sold Short — 102 .6%
(Cost: $ 10,438,863,631 ) ............................ 10,615,546,737
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Chemicals — (0.0)%
Linde plc .......................... (7,473) $ (3,479,728)
Total Common Stocks — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,479,728)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,479,728)
Total Investments Net of Investments Sold Short — 102 .6%
(Cost: $ 10,435,464,981 ) ............................ 10,612,067,009
Liabilities in Excess of Other Assets — (2.6) % ............. (269,112,631)
Net Assets — 100.0% ...............................
$ 10,342,954,378

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,715,031, representing 0.06% of its net assets as of period end, and an original cost of $6,107,464.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 7,785,721
(a)
$ — $ 8,832 $ 14,972 $ 247,688,691 247,564,908 $ 1,723,529
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (59,704,928)
(a)
— — 734,945,720 734,945,720 22,056,127 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 198,372,878 — — 420,971 198,793,849 3,795,949 — —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,289 — — (2,844,430) 216,537,859 4,122,960 4,051,163 —
iShares Core Dividend Growth
ETF ................ 546,658,635 519,694,031 (868,855,037) 40,385,941 (16,634,563) 221,249,007 3,581,240 5,493,482 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,597 (305,873,546) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — (26,937,487) 976,418 429,016 209,116,721 2,650,738 9,071,449 —
$ 47,505,945 $ (21,976,619) $ 1,828,331,847 $ 42,395,750 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
JPY Currency ............................................................ 2,123 06/16/25 $ 178,305 $ (3,617,858)
U.S. Treasury 10-Year Note ................................................... 19,262 06/18/25 2,146,208 32,232,751
MSCI Emerging Markets Index ................................................. 45 06/20/25 2,499 (80,364)
U.S. Treasury 5-Year Note .................................................... 15,106 06/30/25 1,635,579 20,493,986
49,028,515
Short Contracts
GBP Currency ............................................................ 2,879 06/16/25 232,317 76,436
U.S. Treasury 10-Year Note ................................................... 63 06/18/25 7,020 (58,926)
U.S. Treasury 10-Year Ultra Note ............................................... 30 06/18/25 3,433 (21,917)
Russell 2000 E-Mini Index .................................................... 2,869 06/20/25 290,787 (2,065,602)
S&P 500 E-Mini Index ....................................................... 246 06/20/25 69,535 1,314,206
(755,803)
$ 48,272,712
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 714,000 USD 492,622 Bank of America NA 04/16/25 $ 3,877
CAD 1,095,000 USD 759,179 Barclays Bank plc 04/16/25 2,259
CAD 1,700,000 USD 1,181,563 Deutsche Bank AG 04/16/25 578
CAD 2,977,000 USD 2,068,098 UBS AG 04/16/25 2,039
EUR 882,000 USD 903,217 Bank of New York Mellon 04/16/25 51,201
EUR 330,000 USD 356,582 Bank of New York Mellon 04/16/25 513
EUR 2,058,510 USD 2,224,630 HSBC Bank plc 04/16/25 2,899
EUR 19,640,000 USD 21,190,010 UBS AG 04/16/25 62,580
GBP 4,080,000 USD 5,266,038 Bank of America NA 04/16/25 4,129
GBP 147,000 USD 180,469 Bank of New York Mellon 04/16/25 9,411
GBP 101,000 USD 123,945 Barclays Bank plc 04/16/25 6,517
GBP 34,000 USD 41,361 UBS AG 04/16/25 2,556
JPY 43,204,000 USD 279,357 Bank of New York Mellon 04/16/25 9,139
JPY 12,607,000 USD 82,203 UBS AG 04/16/25 1,981
NZD 1,689,000 USD 939,265 Westpac Banking Corp. 04/16/25 19,985
SGD 435,000 USD 317,850 Bank of America NA 04/16/25 6,173
USD 1,163,148 AUD 1,849,000 Bank of America NA 04/16/25 7,670
USD 1,553,011 AUD 2,458,000 Barclays Bank plc 04/16/25 16,956
USD 3,457,058 CAD 4,948,000 Bank of America NA 04/16/25 16,334
USD 9,916,095 CAD 14,219,000 Bank of New York Mellon 04/16/25 28,530
USD 1,515,227 CAD 2,169,000 Barclays Bank plc 04/16/25 6,954
USD 1,336,133 CAD 1,911,000 Deutsche Bank AG 04/16/25 7,269
USD 1,319,150 CAD 1,888,000 UBS AG 04/16/25 6,280
USD 12,595,346 EUR 11,575,000 Deutsche Bank AG 04/16/25 69,955
USD 647,263,756 EUR 593,330,000 HSBC Bank plc 04/16/25 5,216,977
USD 1,256,969 EUR 1,160,000 UBS AG 04/16/25 1,724
USD 148,721,569 GBP 115,050,000 HSBC Bank plc 04/16/25 110,619
USD 85,442 GBP 66,000 UBS AG 04/16/25 189
USD 1,661,232 HKD 12,906,000 Bank of America NA 04/16/25 1,950
USD 881,608 HKD 6,856,000 UBS AG 04/16/25 155
USD 798,308 JPY 119,183,000 Deutsche Bank AG 04/16/25 2,460
USD 702,652 NZD 1,226,000 Barclays Bank plc 04/16/25 6,358
USD 3,235,715 CAD 4,623,000 Toronto Dominion Bank 06/18/25 10,731
USD 1,170,878 EUR 1,068,000 Bank of New York Mellon 06/18/25 10,991
USD 12,037,300 EUR 10,975,000 Toronto Dominion Bank 06/18/25 118,051
USD 12,465,284 GBP 9,646,000 Nomura International plc 06/18/25 5,970

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 170,835 GBP 132,000 Toronto Dominion Bank 06/18/25 $ 336
5,832,296
AUD 3,458,000 USD 2,169,262 Bank of New York Mellon 04/16/25 (8,286)
CAD 3,225,000 USD 2,246,196 Bank of America NA 04/16/25 (3,606)
CAD 1,394,000 USD 974,367 Bank of New York Mellon 04/16/25 (5,012)
CAD 2,277,000 USD 1,594,676 Barclays Bank plc 04/16/25 (11,301)
CAD 1,142,000 USD 794,615 Citibank NA 04/16/25 (495)
CAD 3,712,000 USD 2,592,216 UBS AG 04/16/25 (10,975)
CHF 1,763,000 USD 2,006,577 Bank of America NA 04/16/25 (10,477)
EUR 2,132,000 USD 2,308,701 Bank of America NA 04/16/25 (1,648)
EUR 606,000 USD 659,648 Bank of New York Mellon 04/16/25 (3,891)
EUR 626,000 USD 683,309 Barclays Bank plc 04/16/25 (5,910)
EUR 2,990,000 USD 3,263,685 BNP Paribas SA 04/16/25 (28,183)
EUR 168,910,000 USD 184,053,745 Citibank NA 04/16/25 (1,274,986)
EUR 52,665,000 USD 57,080,525 UBS AG 04/16/25 (91,339)
EUR 1,885,000 USD 2,048,986 Westpac Banking Corp. 04/16/25 (9,214)
GBP 410,000 USD 529,773 Bank of New York Mellon 04/16/25 (173)
GBP 1,379,000 USD 1,784,873 Barclays Bank plc 04/16/25 (3,608)
GBP 13,770,000 USD 17,798,639 Citibank NA 04/16/25 (11,826)
GBP 610,000 USD 792,798 JPMorgan Chase Bank NA 04/16/25 (4,857)
GBP 4,550,000 USD 5,895,926 Natwest Markets plc 04/16/25 (18,657)
GBP 17,640,000 USD 22,799,130 Societe Generale SA 04/16/25 (13,409)
HKD 33,126,000 USD 4,262,388 Bank of America NA 04/16/25 (3,486)
HKD 6,568,000 USD 844,982 Citibank NA 04/16/25 (556)
JPY 90,479,000 USD 609,437 Barclays Bank plc 04/16/25 (5,261)
JPY 139,998,000 USD 947,334 UBS AG 04/16/25 (12,493)
KRW 750,460,000 USD 516,604 Bank of New York Mellon 04/16/25 (7,110)
NZD 585,000 USD 333,453 Bank of America NA 04/16/25 (1,208)
NZD 1,429,000 USD 823,560 Barclays Bank plc 04/16/25 (11,974)
NZD 1,063,000 USD 611,611 Westpac Banking Corp. 04/16/25 (7,891)
USD 247,730 AUD 402,000 Deutsche Bank AG 04/16/25 (3,488)
USD 96,012 AUD 156,000 Westpac Banking Corp. 04/16/25 (1,475)
USD 178,817 CAD 257,000 UBS AG 04/16/25 (105)
USD 1,613,248 CHF 1,466,000 UBS AG 04/16/25 (46,584)
USD 2,536,997 EUR 2,347,220 Bank of America NA 04/16/25 (2,947)
USD 1,574,968 EUR 1,506,000 Barclays Bank plc 04/16/25 (54,686)
USD 8,588,913 EUR 8,327,146 Deutsche Bank AG 04/16/25 (421,956)
USD 578,280 EUR 556,108 Societe Generale SA 04/16/25 (23,490)
USD 2,674,657 EUR 2,608,108 Toronto Dominion Bank 04/16/25 (147,598)
USD 1,693,735 EUR 1,570,000 UBS AG 04/16/25 (5,174)
USD 940,995 GBP 731,000 Barclays Bank plc 04/16/25 (3,243)
USD 2,513,823 GBP 2,071,000 UBS AG 04/16/25 (161,303)
USD 1,423,535 HKD 11,068,000 UBS AG 04/16/25 (558)
USD 109,596 JPY 16,790,000 Barclays Bank plc 04/16/25 (2,520)
USD 2,592,259 JPY 403,368,000 Deutsche Bank AG 04/16/25 (101,243)
USD 11,674 JPY 1,752,000 UBS AG 04/16/25 (25)
(2,544,227)
$ 3,288,069
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5.00 % Quarterly 12/20/29 USD 8,710 $ (479,458) $ (679,440) $ 199,982
Markit CDX North American Emerging Markets
Investment Grade Index Series 43.V1 .... 1.00 Quarterly 06/20/30 USD 17,860 (109,598) (112,518) 2,920

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 % Quarterly 06/20/30 USD 61,429 $ (1,129,710) $ (1,206,732) $ 77,022
$ (1,718,766) $ (1,998,690) $ 279,924
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1.00 % Quarterly 06/20/29 BBB USD 1,380 $ 24,409 $ 20,031 $ 4,378
Verizon Communications,
Inc. ............. 1.00 Quarterly 06/20/29 BBB+ USD 7,197 117,544 119,282 (1,738)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5.00 Quarterly 06/20/30 B+ USD 4,380 233,136 227,093 6,043
$ 375,089 $ 366,406 $ 8,683
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 11,080 $ 11,288 $ (208)
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 800 10,552 (15,900) 26,452
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 36,650 7,467 29,183
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 99,630 123,098 (23,468)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 17,337 (35,998) 53,335
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 10,421 (20,730) 31,151
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 29,291 (58,268) 87,559
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 8,499 (17,405) 25,904
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 17,787 (36,642) 54,429
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 12,897 (26,513) 39,410
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 10,614 7,990 2,624
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,449 2,036 413
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,449 2,042 407
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 18,148 18,785 (637)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,384 16,484 (100)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 43,101 44,376 (1,275)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 38,186 39,547 (1,361)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,384 16,590 (206)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 27,276 27,766 (490)
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 828 56,672 92,536 (35,864)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 913 62,490 90,370 (27,880)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,768 1,173 595
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,677 1,372 1,305
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,677 1,937 740

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Freeport-McMoRan, Inc. . 1.00 % Quarterly Bank of America NA 06/20/29 BBB- USD 650 $ 8,448 $ 5,303 $ 3,145
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,781 1,068 713
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,911 882 1,029
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 2,833 1,881 952
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 4,659 4,454 205
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 6,493 6,472 21
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 13,515 8,662 4,853
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 286 14,186 8,757 5,429
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 281 5,690 3,902 1,788
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 716 14,497 10,971 3,526
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 7,957 6,173 1,784
Altice France SA ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 1,414 (292,385) (256,816) (35,569)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 718 40,022 49,041 (9,019)
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 200 11,148 12,994 (1,846)
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,111 242,443 282,686 (40,243)
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1.00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 211 (62,383) (54,742) (7,641)
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1.00 Quarterly
Goldman Sachs
International 12/20/29 BBB+ USD 422 (22,705) (16,052) (6,653)
SES SA ............ 1.00 Quarterly Bank of America NA 12/20/29 NR EUR 507 (33,393) (38,864) 5,471
SES SA ............ 1.00 Quarterly Barclays Bank plc 12/20/29 NR EUR 525 (34,578) (36,426) 1,848
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 06/20/30 BBB- USD 1,704 6,940 — 6,940
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,300 172,606 166,772 5,834
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 130 17,261 16,677 584
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 130 17,261 16,502 759
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 130 17,261 16,374 887
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 120 15,933 15,554 379
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 170 22,572 23,370 (798)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 130 17,261 16,277 984
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 06/20/30 BB USD 490 (5,315) (2,461) (2,854)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 06/20/30 BB USD 534 (4,905) (4,855) (50)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 180 (1,653) (819) (834)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 120 (1,102) (767) (335)
$ 759,678 $ 556,371 $ 203,307
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 2,000 $ (10,312) $ (9,635) $ (677)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 558,728 (85,813) 644,541
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 4,000 (14,247) (18,942) 4,695
iBoxx USD Liquid
Investment Grade
Total Return Index . At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 4,641 2,627 46,049 (43,422)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 (31,609) (54,495) 22,886
$ 505,187 $ (122,836) $ 628,023
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 970,816,386 $ 10,245,811 $ 981,062,197
Common Stocks

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ 49,188,320 $ 20,038,359 $ — $ 69,226,679
Air Freight & Logistics .................................... 5,797,576 — — 5,797,576
Automobile Components .................................. 8,211,635 — — 8,211,635
Automobiles .......................................... 3,202,743 — — 3,202,743
Banks ............................................... 98,986,823 35,681,086 104 134,668,013
Beverages ........................................... 31,419,210 2,307,598 — 33,726,808
Biotechnology ......................................... 24,414,947 — — 24,414,947
Broadline Retail ........................................ 10,648,043 — — 10,648,043
Building Products ....................................... 24,268,718 3,842,996 — 28,111,714
Capital Markets ........................................ 73,519,930 1,401,983 — 74,921,913
Chemicals ............................................ 28,500,777 26,719,234 — 55,220,011
Commercial Services & Supplies ............................. 14,137,668 6,552,208 — 20,689,876
Communications Equipment ................................ 10,814,677 — — 10,814,677
Construction & Engineering ................................ 1,046,725 7,541,251 — 8,587,976
Construction Materials .................................... — 3,087,493 — 3,087,493
Consumer Finance ...................................... 4,819,584 — — 4,819,584
Consumer Staples Distribution & Retail ........................ 50,983,134 — — 50,983,134
Containers & Packaging .................................. 16,960,831 — — 16,960,831
Distributors ........................................... 4,271,344 — — 4,271,344
Diversified REITs ....................................... 4,592,121 10,169,334 — 14,761,455
Diversified Telecommunication Services ........................ 27,431,510 18,827,298 8 46,258,816
Electric Utilities ........................................ 139,061,292 12,003,919 — 151,065,211
Electrical Equipment ..................................... 24,533,007 1,066,247 — 25,599,254
Electronic Equipment, Instruments & Components ................. 12,801,758 — — 12,801,758
Energy Equipment & Services .............................. 23,803,415 — — 23,803,415
Entertainment ......................................... 11,857,759 — — 11,857,759
Financial Services ...................................... 40,824,430 — 2,190,625 43,015,055
Food Products ......................................... 20,644,887 — — 20,644,887
Gas Utilities ........................................... — 2,631,558 — 2,631,558
Ground Transportation ................................... 37,705,957 12,563,173 — 50,269,130
Health Care Equipment & Supplies ........................... 33,529,647 6,171,074 — 39,700,721
Health Care Providers & Services ............................ 112,710,509 236,837 — 112,947,346
Health Care REITs ...................................... 25,875,627 6,952,522 — 32,828,149
Hotel & Resort REITs .................................... — 2,120,488 — 2,120,488
Hotels, Restaurants & Leisure .............................. 5,111,151 — — 5,111,151
Household Durables ..................................... 3,378,520 12,842,791 — 16,221,311
Household Products ..................................... 10,157,361 — — 10,157,361
Independent Power and Renewable Electricity Producers ............ 4,393,099 — — 4,393,099
Industrial Conglomerates .................................. — 6,423,079 — 6,423,079
Industrial REITs ........................................ 25,248,419 11,749,152 — 36,997,571
Insurance ............................................ 59,761,639 19,758,516 — 79,520,155
Interactive Media & Services ............................... 65,844,906 — — 65,844,906
IT Services ........................................... 37,116,310 2,463,597 — 39,579,907
Leisure Products ....................................... 5,086,084 — — 5,086,084
Life Sciences Tools & Services .............................. 835,189 — — 835,189
Machinery ............................................ 49,840,896 26,208,717 — 76,049,613
Media ............................................... 24,244,014 11,068,188 — 35,312,202
Metals & Mining ........................................ 4,546,297 1,124,050 72 5,670,419
Multi-Utilities .......................................... 56,274,585 11,622,809 — 67,897,394
Office REITs .......................................... 7,530,722 — — 7,530,722
Oil, Gas & Consumable Fuels ............................... 124,355,001 50,645,750 49 175,000,800
Pharmaceuticals ....................................... — 89,265,744 — 89,265,744
Professional Services .................................... 40,939,358 25,310,447 — 66,249,805
Real Estate Management & Development ....................... — 12,074,239 7 12,074,246
Residential REITs ....................................... 10,948,042 3,881,412 — 14,829,454
Retail REITs .......................................... 18,042,665 6,789,388 — 24,832,053
Semiconductors & Semiconductor Equipment .................... 93,301,914 38,329,830 — 131,631,744
Software ............................................. 113,066,542 — — 113,066,542
Specialized REITs ...................................... 79,720,466 4,457,993 — 84,178,459
Specialty Retail ........................................ 26,017,960 — — 26,017,960
Technology Hardware, Storage & Peripherals .................... 27,769,299 23,368,964 — 51,138,263
Textiles, Apparel & Luxury Goods ............................ 6,462,549 26,981,209 — 33,443,758
Tobacco ............................................. — 12,157,410 — 12,157,410
Trading Companies & Distributors ............................ — 1,888,309 — 1,888,309
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Transportation Infrastructure ............................... $ 5,420,692 $ 48,242,716 $ — $ 53,663,408
Water Utilities ......................................... 4,613,270 4,471,453 — 9,084,723
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 34,883,291 — 34,883,291
Air Freight & Logistics .................................... — 991,450 — 991,450
Automobile Components .................................. — 22,701,011 — 22,701,011
Automobiles .......................................... — 6,866,193 — 6,866,193
Banks ............................................... — 302,566,059 — 302,566,059
Beverages ........................................... — 917,373 — 917,373
Biotechnology ......................................... — 6,958,132 — 6,958,132
Broadline Retail ........................................ — 5,676,431 — 5,676,431
Building Products ....................................... — 15,919,219 — 15,919,219
Capital Markets ........................................ — 128,227,630 — 128,227,630
Chemicals ............................................ — 38,472,881 — 38,472,881
Commercial Services & Supplies ............................. — 27,638,035 — 27,638,035
Communications Equipment ................................ — 4,306,168 — 4,306,168
Construction & Engineering ................................ — 8,153,710 — 8,153,710
Consumer Finance ...................................... — 48,645,306 — 48,645,306
Consumer Staples Distribution & Retail ........................ — 13,339,137 — 13,339,137
Containers & Packaging .................................. — 29,272,076 — 29,272,076
Distributors ........................................... — 1,529,550 — 1,529,550
Diversified Consumer Services .............................. — 7,470,396 — 7,470,396
Diversified REITs ....................................... — 15,925,570 — 15,925,570
Diversified Telecommunication Services ........................ — 52,811,541 — 52,811,541
Electric Utilities ........................................ — 77,523,379 — 77,523,379
Electrical Equipment ..................................... — 449,326 — 449,326
Electronic Equipment, Instruments & Components ................. — 2,312,454 — 2,312,454
Energy Equipment & Services .............................. — 9,816,487 — 9,816,487
Entertainment ......................................... — 5,923,582 — 5,923,582
Financial Services ...................................... — 50,627,867 9,286,918 59,914,785
Food Products ......................................... — 15,925,749 — 15,925,749
Gas Utilities ........................................... — 1,363,318 — 1,363,318
Ground Transportation ................................... — 26,366,870 — 26,366,870
Health Care Equipment & Supplies ........................... — 17,349,894 — 17,349,894
Health Care Providers & Services ............................ — 42,634,376 — 42,634,376
Health Care REITs ...................................... — 7,847,086 — 7,847,086
Hotel & Resort REITs .................................... — 3,791,020 — 3,791,020
Hotels, Restaurants & Leisure .............................. — 46,397,947 — 46,397,947
Household Durables ..................................... — 7,249,816 — 7,249,816
Household Products ..................................... — 246,085 — 246,085
Independent Power and Renewable Electricity Producers ............ — 5,296,666 — 5,296,666
Industrial Conglomerates .................................. — 9,788,740 — 9,788,740
Industrial REITs ........................................ — 1,106,732 — 1,106,732
Insurance ............................................ — 59,330,898 — 59,330,898
Interactive Media & Services ............................... — 746,944 — 746,944
IT Services ........................................... — 17,205,333 1,021,661 18,226,994
Life Sciences Tools & Services .............................. — 748,933 — 748,933
Machinery ............................................ — 16,547,982 — 16,547,982
Marine Transportation .................................... — 1,921,242 — 1,921,242
Media ............................................... — 59,340,946 — 59,340,946
Metals & Mining ........................................ — 36,446,460 — 36,446,460
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,460,152 — 1,460,152
Multi-Utilities .......................................... — 12,282,446 — 12,282,446
Oil, Gas & Consumable Fuels ............................... — 128,565,883 — 128,565,883
Paper & Forest Products .................................. — 6,293,351 — 6,293,351
Passenger Airlines ...................................... — 8,136,946 242,348 8,379,294
Personal Care Products .................................. — 1,073,913 — 1,073,913
Pharmaceuticals ....................................... — 44,302,213 — 44,302,213
Professional Services .................................... — 6,901,522 — 6,901,522
Real Estate Management & Development ....................... — 21,628,668 — 21,628,668
Residential REITs ....................................... — 4,641,766 — 4,641,766
Retail REITs .......................................... — 3,372,248 — 3,372,248
Semiconductors & Semiconductor Equipment .................... — 25,250,988 750,659 26,001,647
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 53,290,527 $ — $ 53,290,527
Specialized REITs ...................................... — 14,954,969 — 14,954,969
Specialty Retail ........................................ — 18,487,833 — 18,487,833
Technology Hardware, Storage & Peripherals .................... — 5,620,740 — 5,620,740
Textiles, Apparel & Luxury Goods ............................ — 3,295,508 — 3,295,508
Tobacco ............................................. — 7,870,994 — 7,870,994
Trading Companies & Distributors ............................ — 10,923,109 — 10,923,109
Transportation Infrastructure ............................... — 202,120 — 202,120
Wireless Telecommunication Services ......................... — 30,746,795 — 30,746,795
Equity-Linked Notes ...................................... — 1,592,467,539 — 1,592,467,539
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,307,548 13,307,548
Health Care Technology .................................. — 1,707,934 — 1,707,934
Media ............................................... — — 664,975 664,975
Software ............................................. — — 2,512,200 2,512,200
Floating Rate Loan Interests
Aerospace & Defense .................................... — 31,691,011 — 31,691,011
Automobile Components .................................. — 16,427,939 — 16,427,939
Automobiles .......................................... — — 1,791,751 1,791,751
Beverages ........................................... — 2,413,276 — 2,413,276
Biotechnology ......................................... — 3,738,860 — 3,738,860
Broadline Retail ........................................ — 5,716,174 612,544 6,328,718
Building Products ....................................... — 10,871,956 1,304,158 12,176,114
Capital Markets ........................................ — 23,438,017 1,405,175 24,843,192
Chemicals ............................................ — 33,142,068 3,656,342 36,798,410
Commercial Services & Supplies ............................. — 45,969,963 4,174,215 50,144,178
Communications Equipment ................................ — 3,096,558 — 3,096,558
Construction & Engineering ................................ — 9,613,051 — 9,613,051
Construction Materials .................................... — 16,727,813 517,770 17,245,583
Consumer Staples Distribution & Retail ........................ — 2,604,229 12,979,051 15,583,280
Containers & Packaging .................................. — 14,439,412 — 14,439,412
Distributors ........................................... — 1,475,951 — 1,475,951
Diversified Consumer Services .............................. — 13,150,392 — 13,150,392
Diversified REITs ....................................... — 1,804,274 — 1,804,274
Diversified Telecommunication Services ........................ — 21,677,881 410,960 22,088,841
Electric Utilities ........................................ — 4,551,903 — 4,551,903
Electrical Equipment ..................................... — 4,348,922 — 4,348,922
Electronic Equipment, Instruments & Components ................. — 5,387,117 — 5,387,117
Energy Equipment & Services .............................. — 637,402 — 637,402
Entertainment ......................................... — 30,761,250 — 30,761,250
Financial Services ...................................... — 48,898,517 54,264,448 103,162,965
Food Products ......................................... — 11,612,053 — 11,612,053
Gas Utilities ........................................... — 2,069,348 — 2,069,348
Ground Transportation ................................... — 9,397,094 — 9,397,094
Health Care Equipment & Supplies ........................... — 5,017,140 — 5,017,140
Health Care Providers & Services ............................ — 31,785,845 700,096 32,485,941
Health Care Technology .................................. — 14,907,315 3,840,030 18,747,345
Hotels, Restaurants & Leisure .............................. — 60,685,361 7,564,207 68,249,568
Household Durables ..................................... — 10,149,832 — 10,149,832
Independent Power and Renewable Electricity Producers ............ — 6,108,281 — 6,108,281
Industrial Conglomerates .................................. — 8,113,972 — 8,113,972
Insurance ............................................ — 54,788,259 — 54,788,259
Interactive Media & Services ............................... — 2,674,237 — 2,674,237
IT Services ........................................... — 40,120,682 1,200,965 41,321,647
Leisure Products ....................................... — 401,356 403,263 804,619
Life Sciences Tools & Services .............................. — 2,779,463 — 2,779,463
Machinery ............................................ — 45,506,504 3,161,897 48,668,401
Media ............................................... — 21,621,173 600,970 22,222,143
Multi-Utilities .......................................... — 5,247,634 — 5,247,634
Oil, Gas & Consumable Fuels ............................... — 9,724,102 — 9,724,102
Passenger Airlines ...................................... — 11,875,648 — 11,875,648
Personal Care Products .................................. — 2,860,625 — 2,860,625
Pharmaceuticals ....................................... — 12,718,647 1,603,990 14,322,637
Professional Services .................................... — 33,012,859 3,490,388 36,503,247
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ — $ 492,795 $ — $ 492,795
Semiconductors & Semiconductor Equipment .................... — 4,489,133 — 4,489,133
Software ............................................. — 92,097,830 9,939,047 102,036,877
Specialty Retail ........................................ — 6,699,800 — 6,699,800
Trading Companies & Distributors ............................ — 11,130,202 856,864 11,987,066
Transportation Infrastructure ............................... — 9,111,670 1,237,801 10,349,471
Wireless Telecommunication Services ......................... — 4,058,758 — 4,058,758
Foreign Agency Obligations ................................. — 42,985,298 — 42,985,298
Foreign Government Obligations .............................. — 57,285,697 — 57,285,697
Investment Companies .................................... 845,697,436 — — 845,697,436
Non-Agency Mortgage-Backed Securities ........................ — 831,478,307 8,685,703 840,164,010
Preferred Securities ....................................... — 13,260,903 — 13,260,903
Rights ................................................ 18,174 — — 18,174
U.S. Government Sponsored Agency Securities .................... — 4,216,518 — 4,216,518
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 982,634,411 — — 982,634,411
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,479,728) — — (3,479,728)
$ 3,711,461,847 $ 6,735,980,539 $ 164,624,623 $ 10,612,067,009
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 690,983 $ — $ 690,983
Equity contracts ........................................... 1,314,206 — — 1,314,206
Foreign currency exchange contracts ............................ 76,436 5,832,296 — 5,908,732
Interest rate contracts ....................................... 52,726,737 672,122 — 53,398,859
Liabilities
Credit contracts ........................................... — (199,069) — (199,069)
Equity contracts ........................................... (2,145,966) — — (2,145,966)
Foreign currency exchange contracts ............................ (3,617,858) (2,544,227) — (6,162,085)
Interest rate contracts ....................................... (80,843) (44,099) — (124,942)
$ 48,272,712 $ 4,408,006 $ — $ 52,680,718
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ............................ $ — $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Transfers into Level 3 ...................................... — — — — — — — —
Transfers out of Level 3 ..................................... — (830,960) — — — — — (830,960)
Accrued discounts/premiums .................................. — — 37,894 92 5,245 (26,229) — 17,002
Net realized gain (loss) ..................................... — 18,005 (127,183) — 3,357 — — (105,821)
Net change in unrealized appreciation
(a)
........................... 39,753 74,567 389,434 141,923 6,712,983 138,580 2,320 7,499,560
Purchases .............................................. 10,206,058 1,454,361 6,436,998 16,394,811 143,064,468 — — 177,556,696
Sales ................................................. — (18,005) (3,165,920) (13,196,811) (138,875,937) — — (155,256,673)
Closing balance, as of March 31, 2025 ...........................
$ 10,245,811 $ 2,190,868 $ 11,301,586 $ 16,484,723 $ 115,715,932 $ 8,685,703 $ — $ 164,624,623
Net change in unrealized appreciation (depreciation) on investments still held at
March 31, 2025
(a )
.......................................
$ 39,753 $ 74,566 $ 389,434 $ 89,912 $ (24,073,920) $ 138,580 $ — $ (23,341,675)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Multi-Asset Income Portfolio

Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate